UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2010

Date of reporting period:	6/30/2010

Item 1. Reports to Stockholders.

MML Series Investment Fund II
Semiannual Report

MML Blend Fund

MML Equity Fund

MML Managed Bond Fund

MML Money Market Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2010

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Blend Fund	6
MML Equity Fund	22
MML Managed Bond Fund	24
MML Money Market Fund	39
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	48
Notes to Financial Statements	52
Other Information
Proxy Voting	73
Quarterly Reporting	73
Trustees' Approval of Investment Advisory Contracts	73
Fund Expenses	76

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Series Investment Fund II – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs."

June 30, 2010

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2010. Domestic and foreign stocks, which had advanced steadily with only minor setbacks since March 2009, began to weaken in April 2010. The market environment in May and June proved especially challenging and resulted in equity losses across the board at mid-year. Investors' confidence in stocks fell due to deepening fears over the European debt crisis and growing concerns about a possible double-dip recession in the United States. Economic data released during the second quarter reflected a still-expanding, but fragile, U.S. economy. For example, in June, the third and final estimate of gross domestic product (GDP) growth for the first quarter was revised downward to 2.7% from 3.0%.

Key events that defined the period

In the United States, health care reform dominated the headlines early in the year. On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act (PPACA) into law. The law's passage did not have a pronounced effect on the markets in the near term; however, the likely downstream impact on the U.S. budget and interest rates will continue to be a point of focus for market watchers in the future.

In the international arena, the drama that unfolded in the Greek economy and concerns about other struggling European countries drove increased volatility in equity and bond markets in Europe and other regions. The situation accelerated during the last week of April, when Standard & Poor's downgraded Greece's debt to below-investment-grade or "junk" status. This news helped push the price of Greek bonds down and drove their yields higher. European finance ministers eventually came up with a bailout plan, but not before European stocks suffered and investors pushed down the value of the euro versus the dollar. U.S. markets also suffered intermittently from the uncertainties of the situation in Greece in the first quarter of the year. These international problems continued to affect both U.S. and foreign markets throughout the second quarter.

The developments in Europe, coupled with investor concerns over the U.S. economic recovery, resulted in losses for all major domestic stock indexes for the six-month period ended June 30, 2010. The Dow Jones Industrial AverageSM (the "Dow"), a benchmark of blue-chip domestic stock performance, fell 6.27%, and the S&P 500® Index (the S&P 500), a barometer of large-cap stock performance, lost 6.65%. The small-cap benchmark Russell 2000® Index lost 1.95%, making it the strongest performer among U.S. broad-market stock indexes. The technology-laden NASDAQ Composite® Index lost 7.05% for the six-month period, nearly in line with the declines of the Dow and the S&P 500. The MSCI® EAFE® Index, an indicator of foreign developed-market stocks, turned in a double-digit loss of 13.23%. The only bright spot came from the fixed-income arena, where the Barclays Capital U.S. Aggregate Bond Index advanced 5.33%.*

The six months in review

Solid earnings reports from many companies and high consumer confidence figures characterized the economic environment as 2010 began, which helped the market continue its general pattern of advancement early in the year. The European debt situation, news from China about steps the country intended to take to rein in growth (to fend off potential inflation), and the specter of potential U.S.

*Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

government regulation of banks combined to reverse the market's gains in the second half of January and into early February. Strong economic readings from the U.S. and Asia, additional positive earnings announcements, and the burgeoning efforts of the European Union to find a sustainable solution to Greece's debt crisis seemed encouraging to investors and helped drive major stock indexes into positive territory for the year-to-date period by the end of March. During April, U.S. equity market performance built upon gains from the first quarter, but experienced periods of volatility driven mainly by events overseas. In this environment, foreign markets posted generally weaker results. May turned out to be quite volatile for U.S. and foreign stocks, driven primarily by events overseas and culminating on May 6, when the Dow dropped almost 1,000 points in intraday trading in what was termed a "flash crash." June brought the major market indexes their biggest drop since the fourth quarter of 2008, due to concerns about a return to recession in the U.S., slower growth globally, the ongoing sovereign debt crisis in Europe, and weakness in China due to lower expected growth. In late June, the Federal Reserve reaffirmed that short-term interest rates would remain near zero for "an extended period," and concerns about global economic growth and the volatile market environment caused investors to flock to the safety of U.S. Treasury securities, driving their prices up and yields down.

As the first six months of 2010 drew to a close, investors reflected on the changing economic environment and looked for clues about what the future may have in store. One of the most vexing economic issues remains the high unemployment rate in the U.S. Although 400,000 U.S. Census workers added jobs to May's non-farm payrolls, the overall unemployment rate remained high, closing out June at 9.7%. In housing, residential real estate weakened significantly after the April 30 expiration of the $8,000 tax credit for first-time home buyers – declining to a seasonally adjusted rate of 300,000, the slowest pace since the Commerce Department began keeping records in 1963.

Keeping it in perspective

Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Building broad diversification into your plan may help you navigate a wide variety of investment climates and has historically helped investors pursue their long-term financial objectives.

Thank you for your ongoing confidence in MassMutual. Our goal is to help you prepare for a stronger financial future – throughout all market conditions.

Sincerely,

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/10 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund II – Portfolio Summaries

What is the investment objective of MML Blend Fund, and who is the Fund's subadviser?
The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, and money market instruments), each represented by a different segment of the Fund's portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment's potential for returns in comparison with those of other segments and corresponding risk. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML Blend Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Federal National Mortgage Association TBA Pool #4663 4.000% 7/01/23	3.8%
Federal National Mortgage Association TBA Pool #24741 5.000% 2/01/36	3.0%
Federal Home Loan Mortgage Corp. TBA Pool #4988 4.500% 11/01/38	2.7%
iShares Barclays Aggregate Bond Fund	2.4%
Government National Mortgage Association TBA Pool #6365 4.500% 5/01/39	2.4%
Exxon Mobil Corp.	1.8%
U.S. Treasury Note 2.625% 2/29/16	1.7%
Microsoft Corp.	1.4%
U.S. Treasury Note 3.500% 2/15/18	1.4%
Apple, Inc.	1.3%
21.9%

MML Blend Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Equities	57.1%
Bonds & Notes	38.8%
Mutual Funds	2.4%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

3

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Equity Fund, and who are the Fund's subadvisers?
The Fund's primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund's two subadvisers are OppenheimerFunds, Inc. (OFI), which managed approximately 74% of the Fund's portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 26% of the Fund's portfolio, as of June 30, 2010. In March 2010, Loomis Sayles replaced AllianceBernstein L.P. (AllianceBernstein) as a co-subadviser to the Fund.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Chevron Corp.	3.6%
JP Morgan Chase & Co.	3.4%
Wells Fargo & Co.	3.4%
Merck & Co., Inc.	3.0%
Metlife, Inc.	2.7%
Molson Coors Brewing Co. Class B	2.4%
Pfizer, Inc.	2.4%
Walgreen Co.	2.3%
Gilead Sciences, Inc.	2.3%
AT&T, Inc.	2.3%
27.8%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Financial	22.4%
Consumer, Non-cyclical	17.6%
Energy	14.4%
Communications	11.5%
Consumer, Cyclical	9.3%
Industrial	9.1%
Utilities	4.6%
Technology	4.5%
Basic Materials	3.0%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

4

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Managed Bond Fund, and who is the Fund's subadviser?
The Fund's investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income debt securities (rated Baa or higher by Moody's or BBB or higher by Standard & Poor's or, if unrated, determined to be of comparable quality by the subadviser). The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML Managed Bond Fund Quality Structure (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Government, Aaa/AAA	60.3%
Aa/AA	4.3%
A/A	8.9%
Baa/BBB	20.2%
Ba/BB	4.6%
B and Below	0.3%
Equities	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

What is the investment objective of MML Money Market Fund, and who is the Fund's subadviser?
The Fund's investment objectives are to achieve the preservation of capital, liquidity, and high current income. These objectives are of equal importance. The Fund invests in high quality debt instruments. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML Money Market Fund Asset Allocation (% of Net Assets) on 6/30/10 (Unaudited)
Commercial Paper	81.4%
Discount Notes	11.5%
U.S. Treasury Bills	7.1%
Time Deposits	0.0%
Total Short-Term Investments	100.0%
Other Assets and Liabilities	0.0%
Net Assets	100.0%

5

MML Blend Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 57.1%
COMMON STOCK – 57.1%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	20,222	$144,183
Omnicom Group, Inc.	10,047	344,612
		488,795
Aerospace & Defense – 1.2%
The Boeing Co.	15,472	970,868
General Dynamics Corp.	12,922	756,712
Goodrich Corp.	1,267	83,939
L-3 Communications Holdings, Inc.	7,420	525,633
Lockheed Martin Corp.	9,355	696,947
Northrop Grumman Corp.	13,618	741,364
Raytheon Co.	19,059	922,265
Rockwell Collins, Inc.	4,968	263,950
United Technologies Corp.	28,110	1,824,620
		6,786,298
Agriculture – 1.1%
Altria Group, Inc.	99,959	2,003,178
Archer-Daniels-Midland Co.	22,892	591,072
Lorillard, Inc.	10,564	760,397
Philip Morris International, Inc.	50,636	2,321,154
Reynolds American, Inc.	11,317	589,842
		6,265,643
Airlines – 0.1%
Southwest Airlines Co.	32,683	363,108
Apparel – 0.4%
Nike, Inc. Class B	20,411	1,378,763
VF Corp.	11,450	815,011
		2,193,774
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	113,313	1,142,195
Paccar, Inc.	8,622	343,759
		1,485,954
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	10,051	99,907
Johnson Controls, Inc.	24,272	652,189
		752,096
Banks – 3.1%
Bank of America Corp.	342,798	4,926,007
Bank of New York Mellon Corp.	36,607	903,827
BB&T Corp.	23,166	609,497
Capital One Financial Corp.	23,542	948,743
Comerica, Inc.	5,821	214,387
Fifth Third Bancorp	27,521	338,233
First Horizon National Corp. (a)	6,466	74,036
Huntington Bancshares, Inc.	27,600	152,904
KeyCorp	28,964	222,733
M&T Bank Corp.	3,065	260,372
Marshall & Ilsley Corp.	17,309	124,279
Northern Trust Corp.	5,159	240,925
PNC Financial Services Group, Inc.	19,818	1,119,717
Regions Financial Corp.	39,615	260,667
State Street Corp.	12,576	425,320
SunTrust Banks, Inc.	16,811	391,696
U.S. Bancorp	62,202	1,390,215
Wells Fargo & Co.	177,716	4,549,530
Zions Bancorp	6,741	145,403
		17,298,491
Beverages – 0.9%
Brown-Forman Corp. Class B	2,204	126,135
The Coca-Cola Co.	46,815	2,346,368
Coca-Cola Enterprises, Inc.	8,778	226,999
Constellation Brands, Inc. Class A (a)	1,112	17,369
Dr. Pepper Snapple Group, Inc.	9,004	336,660
Molson Coors Brewing Co. Class B	4,933	208,962
PepsiCo, Inc.	31,260	1,905,297
		5,167,790
Biotechnology – 0.5%
Amgen, Inc. (a)	32,131	1,690,091
Biogen Idec, Inc. (a)	7,222	342,684
Celgene Corp. (a)	5,298	269,244
Genzyme Corp. (a)	1,294	65,696
Life Technologies Corp. (a)	6,411	302,920
Millipore Corp. (a)	1,172	124,994
		2,795,629
Building Materials – 0.0%
Masco Corp.	18,025	193,949
Chemicals – 0.9%
Air Products & Chemicals, Inc.	5,495	356,131
Airgas, Inc.	2,272	141,318
CF Industries Holdings, Inc.	2,578	163,574
The Dow Chemical Co.	28,873	684,868
E.I. du Pont de Nemours & Co.	35,660	1,233,479
Eastman Chemical Co.	2,635	140,604
Ecolab, Inc.	4,622	207,574
International Flavors & Fragrances, Inc.	3,260	138,289
Monsanto Co.	2,094	96,785
PPG Industries, Inc.	9,219	556,920
Praxair, Inc.	1,716	130,399
The Sherwin-Williams Co.	12,433	860,239
Sigma-Aldrich Corp.	4,346	216,561
		4,926,741
Coal – 0.1%
CONSOL Energy, Inc.	4,581	154,654
Massey Energy Co.	3,059	83,664
Peabody Energy Corp.	2,776	108,625
		346,943
Commercial Services – 1.0%
Apollo Group, Inc. Class A (a)	8,254	350,547
Automatic Data Processing, Inc.	11,009	443,222
DeVry, Inc.	6,255	328,325
Donnelley (R.R.) & Sons Co.	35,423	579,875
Equifax, Inc.	2,442	68,523
H&R Block, Inc.	19,863	311,650
Iron Mountain, Inc.	3,256	73,130
MasterCard, Inc. Class A	1,973	393,673
McKesson Corp.	10,435	700,815
Moody's Corp.	11,930	237,646
Paychex, Inc.	5,564	144,497
Quanta Services, Inc. (a)	6,313	130,363
Robert Half International, Inc.	1,826	43,002
SAIC, Inc. (a)	8,878	148,618
Total System Services, Inc.	32,807	446,175
Visa, Inc. Class A	12,048	852,396

The accompanying notes are an integral part of the financial statements.

6

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	25,388	$378,535
		5,630,992
Computers – 3.8%
Apple, Inc. (a)	28,168	7,085,097
Cognizant Technology Solutions Corp. Class A (a)	8,878	444,433
Computer Sciences Corp.	9,526	431,052
Dell, Inc. (a)	44,031	531,014
EMC Corp. (a)	77,424	1,416,859
Hewlett-Packard Co.	78,674	3,405,011
International Business Machines Corp.	45,350	5,599,818
Lexmark International, Inc. Class A (a)	17,069	563,789
NetApp, Inc. (a)	9,598	358,101
SanDisk Corp. (a)	8,603	361,928
Teradata Corp. (a)	5,486	167,213
Western Digital Corp. (a)	22,752	686,200
		21,050,515
Cosmetics & Personal Care – 1.5%
Avon Products, Inc.	9,692	256,838
Colgate-Palmolive Co.	10,668	840,212
The Estee Lauder Cos., Inc. Class A	8,585	478,442
The Procter & Gamble Co.	111,629	6,695,507
		8,270,999
Distribution & Wholesale – 0.1%
Fastenal Co.	3,141	157,647
Genuine Parts Co.	4,834	190,701
W.W. Grainger, Inc.	2,172	216,005
		564,353
Diversified Financial – 2.9%
American Express Co.	35,649	1,415,265
Ameriprise Financial, Inc.	8,536	308,406
The Charles Schwab Corp.	12,912	183,092
Citigroup, Inc. (a)	705,310	2,651,966
CME Group, Inc.	2,480	698,244
Discover Financial Services	13,583	189,890
E*TRADE Financial Corp. (a)	2,061	24,361
Federated Investors, Inc. Class B	2,960	61,302
Franklin Resources, Inc.	5,229	450,688
The Goldman Sachs Group, Inc.	18,240	2,394,365
IntercontinentalExchange, Inc. (a)	2,476	279,862
Invesco Ltd.	17,312	291,361
JP Morgan Chase & Co.	136,522	4,998,070
Legg Mason, Inc.	5,426	152,091
Morgan Stanley	52,497	1,218,455
The NASDAQ OMX Group, Inc. (a)	4,145	73,698
NYSE Euronext	7,432	205,346
SLM Corp. (a)	13,391	139,133
T. Rowe Price Group, Inc.	6,906	306,557
		16,042,152
Electric – 2.0%
The AES Corp. (a)	13,587	125,544
Allegheny Energy, Inc.	3,533	73,062
Ameren Corp.	8,960	212,979
American Electric Power Co., Inc.	3,185	102,875
CenterPoint Energy, Inc.	15,231	200,440
CMS Energy Corp.	4,303	63,039
Consolidated Edison, Inc.	7,682	331,094
Constellation Energy Group, Inc.	24,789	799,445
Dominion Resources, Inc.	19,916	771,546
DTE Energy Co.	6,260	285,519
Duke Energy Corp.	43,268	692,288
Edison International	12,626	400,497
Entergy Corp.	6,098	436,739
Exelon Corp.	23,966	909,989
FirstEnergy Corp.	10,950	385,768
Integrys Energy Group, Inc.	9,154	400,396
NextEra Energy, Inc.	18,430	898,647
Northeast Utilities	6,412	163,378
NRG Energy, Inc. (a)	11,300	239,673
Pepco Holdings, Inc.	4,243	66,530
PG&E Corp.	11,316	465,088
Pinnacle West Capital Corp.	5,396	196,199
PPL Corp.	16,118	402,144
Progress Energy, Inc.	9,233	362,118
Public Service Enterprise Group, Inc.	13,624	426,840
SCANA Corp.	3,947	141,145
The Southern Co.	29,622	985,820
TECO Energy, Inc.	26,295	396,266
Wisconsin Energy Corp.	2,991	151,763
Xcel Energy, Inc.	11,072	228,194
		11,315,025
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	31,969	1,396,726
Molex, Inc.	9,294	169,522
		1,566,248
Electronics – 0.2%
Agilent Technologies, Inc. (a)	13,363	379,910
Amphenol Corp. Class A	2,032	79,817
FLIR Systems, Inc. (a)	852	24,785
Jabil Circuit, Inc.	15,147	201,455
PerkinElmer, Inc.	3,520	72,758
Waters Corp. (a)	2,650	171,455
		930,180
Engineering & Construction – 0.1%
Fluor Corp.	3,909	166,132
Jacobs Engineering Group, Inc. (a)	5,920	215,725
		381,857
Entertainment – 0.0%
International Game Technology	9,191	144,299
Environmental Controls – 0.1%
Republic Services, Inc.	7,037	209,210
Stericycle, Inc. (a)	297	19,477
Waste Management, Inc.	18,673	584,278
		812,965
Foods – 1.2%
Campbell Soup Co.	5,824	208,674
ConAgra Foods, Inc.	18,674	435,478
Dean Foods Co. (a)	4,099	41,277
General Mills, Inc.	22,862	812,058
H.J. Heinz Co.	11,661	503,988
The Hershey Co.	6,347	304,212
Hormel Foods Corp.	2,383	96,464
The J.M. Smucker Co.	4,345	261,656
Kellogg Co.	6,928	348,478
Kraft Foods, Inc. Class A	42,975	1,203,300
The Kroger Co.	19,029	374,681
McCormick & Co., Inc.	6,561	249,056
Safeway, Inc.	17,300	340,118
Sara Lee Corp.	23,977	338,076
SUPERVALU, Inc.	18,724	202,968
Sysco Corp.	11,734	335,240
Tyson Foods, Inc. Class A	27,201	445,824
Whole Foods Market, Inc. (a)	5,525	199,011
		6,700,559
Forest Products & Paper – 0.2%
International Paper Co.	23,387	529,248

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MeadWestvaco Corp.	20,087	$445,931
Plum Creek Timber Co., Inc.	2,763	95,406
Weyerhaeuser Co.	8,319	292,829
		1,363,414
Gas – 0.1%
Nicor, Inc.	1,733	70,187
NiSource, Inc.	14,513	210,438
Sempra Energy	1,461	68,360
		348,985
Hand & Machine Tools – 0.0%
Snap-on, Inc.	2,171	88,816
Stanley Black & Decker, Inc.	3,329	168,181
		256,997
Health Care - Products – 1.9%
Baxter International, Inc.	15,361	624,271
Becton, Dickinson & Co.	9,406	636,034
Boston Scientific Corp. (a)	20,004	116,023
C.R. Bard, Inc.	3,382	262,207
CareFusion Corp. (a)	12,790	290,333
Intuitive Surgical, Inc. (a)	589	185,900
Johnson & Johnson	84,152	4,970,017
Medtronic, Inc.	50,248	1,822,495
St. Jude Medical, Inc. (a)	6,991	252,305
Stryker Corp.	11,450	573,187
Varian Medical Systems, Inc. (a)	4,397	229,875
Zimmer Holdings, Inc. (a)	7,615	411,591
		10,374,238
Health Care - Services – 1.0%
Aetna, Inc.	18,020	475,368
CIGNA Corp.	9,892	307,245
Coventry Health Care, Inc. (a)	27,977	494,633
DaVita, Inc. (a)	2,565	160,159
Humana, Inc. (a)	10,294	470,127
Laboratory Corporation of America Holdings (a)	3,042	229,215
Quest Diagnostics, Inc.	3,109	154,735
Tenet Healthcare Corp. (a)	42,397	184,003
Thermo Fisher Scientific, Inc. (a)	16,591	813,788
UnitedHealth Group, Inc.	50,664	1,438,858
WellPoint, Inc. (a)	14,156	692,653
		5,420,784
Holding Company - Diversified – 0.0%
Leucadia National Corp. (a)	8,637	168,508
Home Builders – 0.0%
D.R. Horton, Inc.	22,247	218,688
Lennar Corp. Class A	1,700	23,647
Pulte Group, Inc. (a)	1,373	11,368
		253,703
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	2,269	67,820
Whirlpool Corp.	3,713	326,076
		393,896
Household Products – 0.3%
Avery Dennison Corp.	5,515	177,197
The Clorox Co.	2,043	126,993
Fortune Brands, Inc.	6,263	245,384
Kimberly-Clark Corp.	14,155	858,218
		1,407,792
Housewares – 0.0%
Newell Rubbermaid, Inc.	13,638	199,660
Insurance – 2.6%
Aflac, Inc.	20,172	860,739
The Allstate Corp.	21,135	607,209
American International Group, Inc. (a)	10,646	366,648
Aon Corp.	8,035	298,259
Assurant, Inc.	16,896	586,291
Berkshire Hathaway, Inc. Class B (a)	39,196	3,123,529
The Chubb Corp.	20,520	1,026,205
Cincinnati Financial Corp.	6,419	166,060
Genworth Financial, Inc. Class A (a)	12,629	165,061
The Hartford Financial Services Group, Inc.	23,852	527,845
Lincoln National Corp.	9,551	231,994
Loews Corp.	12,083	402,485
Marsh & McLennan Cos., Inc.	13,613	306,973
MetLife, Inc.	40,390	1,525,126
Principal Financial Group, Inc.	17,929	420,256
The Progressive Corp.	23,314	436,438
Prudential Financial, Inc.	18,527	994,159
Torchmark Corp.	12,337	610,805
The Travelers Cos., Inc.	19,497	960,227
Unum Group	22,131	480,243
XL Group PLC	24,688	395,255
		14,491,807
Internet – 1.1%
Akamai Technologies, Inc. (a)	826	33,511
Amazon.com, Inc. (a)	4,076	445,344
eBay, Inc. (a)	26,777	525,097
Expedia, Inc.	22,035	413,817
Google, Inc. Class A (a)	7,177	3,193,406
McAfee, Inc. (a)	5,130	157,594
Priceline.com, Inc. (a)	419	73,970
Symantec Corp. (a)	27,455	381,075
VeriSign, Inc. (a)	13,991	371,461
Yahoo!, Inc. (a)	32,829	454,025
		6,049,300
Iron & Steel – 0.1%
AK Steel Holding Corp.	3,485	41,541
Allegheny Technologies, Inc.	445	19,665
Cliffs Natural Resources, Inc.	4,046	190,809
Nucor Corp.	10,456	400,256
United States Steel Corp.	3,342	128,834
		781,105
Leisure Time – 0.1%
Carnival Corp.	12,064	364,815
Harley-Davidson, Inc.	12,102	269,028
		633,843
Lodging – 0.1%
Marriott International, Inc. Class A	6,369	190,688
Starwood Hotels & Resorts Worldwide, Inc.	6,315	261,630
Wyndham Worldwide Corp.	11,509	231,791
Wynn Resorts Ltd.	1,698	129,507
		813,616
Machinery - Construction & Mining – 0.3%
Caterpillar, Inc.	24,955	1,499,047
Machinery - Diversified – 0.5%
Cummins, Inc.	7,665	499,221
Deere & Co.	13,250	737,760
Eaton Corp.	7,169	469,139
Flowserve Corp.	1,980	167,904
Rockwell Automation, Inc.	10,333	507,247

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Industries, Inc.	2,763	$154,618
		2,535,889
Manufacturing – 2.3%
3M Co.	26,222	2,071,276
Danaher Corp.	16,156	599,711
Dover Corp.	8,073	337,371
Eastman Kodak Co. (a)	30,399	131,932
General Electric Co.	407,786	5,880,274
Honeywell International, Inc.	28,582	1,115,555
Illinois Tool Works, Inc.	11,555	476,990
ITT Corp.	6,455	289,959
Leggett & Platt, Inc.	18,986	380,859
Pall Corp.	2,861	98,332
Parker Hannifin Corp.	12,148	673,728
Textron, Inc.	31,472	534,080
		12,590,067
Media – 1.8%
CBS Corp. Class B	25,657	331,745
Comcast Corp. Class A	94,212	1,636,462
DIRECTV Class A (a)	44,328	1,503,606
Discovery Communications, Inc. Series A (a)	9,900	353,529
Gannett Co., Inc.	40,912	550,676
The McGraw-Hill Cos., Inc.	10,848	305,263
Meredith Corp.	10,525	327,643
News Corp. Class A	105,367	1,260,189
Scripps Networks Interactive Class A	372	15,007
The New York Times Co. Class A (a)	51,239	443,217
Time Warner Cable, Inc.	10,826	563,818
Time Warner, Inc.	45,215	1,307,166
Viacom, Inc. Class B	7,010	219,904
The Walt Disney Co.	23,612	743,778
The Washington Post Co. Class B	838	343,982
		9,905,985
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	176	18,114
Mining – 0.4%
Alcoa, Inc.	34,426	346,325
Freeport-McMoRan Copper & Gold, Inc.	20,382	1,205,188
Newmont Mining Corp.	12,070	745,202
Titanium Metals Corp. (a)	6,863	120,720
Vulcan Materials Co.	1,665	72,977
		2,490,412
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	7,389	162,262
Xerox Corp.	66,345	533,414
		695,676
Oil & Gas – 4.8%
Anadarko Petroleum Corp.	19,838	715,953
Apache Corp.	12,791	1,076,874
Cabot Oil & Gas Corp.	2,587	81,025
Chesapeake Energy Corp.	16,590	347,560
Chevron Corp.	88,108	5,979,009
ConocoPhillips	52,439	2,574,231
Denbury Resources, Inc. (a)	1,974	28,899
Devon Energy Corp.	16,547	1,008,043
Diamond Offshore Drilling, Inc.	1,678	104,355
EOG Resources, Inc.	254	24,986
EQT Corp.	1,397	50,488
Exxon Mobil Corp.	171,636	9,795,292
Helmerich & Payne, Inc.	2,600	94,952
Hess Corp.	6,832	343,923
Marathon Oil Corp.	24,827	771,871
Murphy Oil Corp.	6,511	322,620
Nabors Industries Ltd. (a)	12,165	214,347
Noble Energy, Inc.	7,248	437,272
Occidental Petroleum Corp.	17,305	1,335,081
Pioneer Natural Resources Co.	1,781	105,880
Questar Corp.	6,189	281,538
Range Resources Corp.	99	3,975
Rowan Cos., Inc. (a)	22,599	495,822
Sunoco, Inc.	1,876	65,229
Tesoro Corp.	3,087	36,025
Valero Energy Corp.	16,400	294,872
		26,590,122
Oil & Gas Services – 0.7%
Baker Hughes, Inc.	12,431	516,757
Cameron International Corp. (a)	4,306	140,031
FMC Technologies, Inc. (a)	1,920	101,107
Halliburton Co.	19,567	480,370
National Oilwell Varco, Inc.	27,194	899,305
Schlumberger Ltd.	22,561	1,248,526
Smith International, Inc.	12,781	481,205
		3,867,301
Packaging & Containers – 0.2%
Ball Corp.	3,651	192,883
Bemis Co., Inc.	4,496	121,392
Owens-IIlinois, Inc. (a)	9,616	254,343
Pactiv Corp. (a)	2,028	56,480
Sealed Air Corp.	14,053	277,125
		902,223
Pharmaceuticals – 3.1%
Abbott Laboratories	26,222	1,226,665
Allergan, Inc.	12,165	708,733
AmerisourceBergen Corp.	19,107	606,647
Bristol-Myers Squibb Co.	69,667	1,737,495
Cardinal Health, Inc.	14,878	500,049
Cephalon, Inc. (a)	7,664	434,932
DENTSPLY International, Inc.	4,956	148,234
Eli Lilly & Co.	39,914	1,337,119
Express Scripts, Inc. (a)	15,686	737,556
Forest Laboratories, Inc. (a)	10,016	274,739
Gilead Sciences, Inc. (a)	23,735	813,636
Hospira, Inc. (a)	5,917	339,932
King Pharmaceuticals, Inc. (a)	44,868	340,548
Mead Johnson Nutrition Co.	6,412	321,369
Medco Health Solutions, Inc. (a)	14,813	815,900
Merck & Co., Inc.	86,883	3,038,298
Mylan, Inc. (a)	11,147	189,945
Patterson Cos., Inc.	1,086	30,984
Pfizer, Inc.	273,892	3,905,700
Watson Pharmaceuticals, Inc. (a)	1,456	59,070
		17,567,551
Pipelines – 0.2%
El Paso Corp.	37,190	413,181
ONEOK, Inc.	4,100	177,325
Spectra Energy Corp.	16,964	340,468
The Williams Cos., Inc.	22,148	404,865
		1,335,839
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,887	66,512

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	1,585	$30,701
AvalonBay Communities, Inc.	2,491	232,585
Boston Properties, Inc.	3,333	237,776
Equity Residential	9,556	397,912
HCP, Inc.	7,335	236,554
Health Care REIT, Inc.	3,872	163,089
Host Hotels & Resorts, Inc.	22,337	301,103
Kimco Realty Corp.	18,767	252,228
ProLogis	12,194	123,525
Public Storage	2,033	178,721
Simon Property Group, Inc.	6,575	530,931
Ventas, Inc.	5,525	259,399
Vornado Realty Trust	5,273	384,665
		3,329,189
Retail – 4.1%
Abercrombie & Fitch Co. Class A	8,234	252,701
AutoNation, Inc. (a)	2,699	52,631
AutoZone, Inc. (a)	982	189,742
Bed Bath & Beyond, Inc. (a)	8,464	313,845
Best Buy Co., Inc.	12,092	409,435
Big Lots, Inc. (a)	23,904	767,079
CarMax, Inc. (a)	5,100	101,490
Coach, Inc.	22,555	824,385
Costco Wholesale Corp.	12,776	700,508
CVS Caremark Corp.	37,464	1,098,445
Darden Restaurants, Inc.	7,254	281,818
Family Dollar Stores, Inc.	8,535	321,684
GameStop Corp. Class A (a)	33,951	637,939
The Gap, Inc.	22,590	439,601
The Home Depot, Inc.	57,107	1,602,994
J.C. Penney Co., Inc.	14,129	303,491
Kohl's Corp. (a)	9,130	433,675
Limited Brands, Inc.	25,550	563,889
Lowe's Cos., Inc.	47,095	961,680
Macy's, Inc.	31,951	571,923
McDonald's Corp.	28,430	1,872,684
Nordstrom, Inc.	12,308	396,195
O'Reilly Automotive, Inc. (a)	273	12,984
Office Depot, Inc. (a)	34,455	139,198
Polo Ralph Lauren Corp.	7,350	536,256
RadioShack Corp.	7,348	143,359
Ross Stores, Inc.	4,896	260,908
Sears Holdings Corp. (a)	3,454	223,301
Staples, Inc.	24,965	475,583
Starbucks Corp.	31,677	769,751
Target Corp.	30,886	1,518,665
Tiffany & Co.	8,202	310,938
The TJX Cos., Inc.	20,353	853,808
Urban Outfitters, Inc. (a)	2,800	96,292
Wal-Mart Stores, Inc.	67,022	3,221,748
Walgreen Co.	35,757	954,712
Yum! Brands, Inc.	6,935	270,742
		22,886,079
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	19,630	240,271
People's United Financial, Inc.	5,451	73,589
		313,860
Semiconductors – 1.7%
Advanced Micro Devices, Inc. (a)	24,557	179,757
Altera Corp.	10,486	260,158
Analog Devices, Inc.	10,954	305,178
Applied Materials, Inc.	40,739	489,683
Broadcom Corp. Class A	11,964	394,453
Intel Corp.	234,723	4,565,362
KLA-Tencor Corp.	9,489	264,553
Linear Technology Corp.	7,905	219,838
LSI Corp. (a)	71,528	329,029
MEMC Electronic Materials, Inc. (a)	987	9,752
Microchip Technology, Inc.	5,821	161,475
Micron Technology, Inc. (a)	36,817	312,576
National Semiconductor Corp.	7,112	95,728
Novellus Systems, Inc. (a)	3,454	87,593
NVIDIA Corp. (a)	1,926	19,664
QLogic Corp. (a)	10,341	171,867
Teradyne, Inc. (a)	40,550	395,363
Texas Instruments, Inc.	43,674	1,016,731
Xilinx, Inc.	11,256	284,327
		9,563,087
Software – 2.3%
Adobe Systems, Inc. (a)	11,740	310,288
Autodesk, Inc. (a)	9,637	234,757
BMC Software, Inc. (a)	4,412	152,788
CA, Inc.	13,073	240,543
Cerner Corp. (a)	1,900	144,191
Citrix Systems, Inc. (a)	2,877	121,496
Compuware Corp. (a)	20,907	166,838
Dun & Bradstreet Corp.	1,096	73,564
Electronic Arts, Inc. (a)	537	7,733
Fidelity National Information Services, Inc.	8,100	217,242
Fiserv, Inc. (a)	6,038	275,695
Intuit, Inc. (a)	12,550	436,363
Microsoft Corp.	345,895	7,959,044
Novell, Inc. (a)	8,225	46,718
Oracle Corp.	108,357	2,325,341
Red Hat, Inc. (a)	5,821	168,460
Salesforce.com, Inc. (a)	1,261	108,219
		12,989,280
Telecommunications – 3.1%
American Tower Corp. Class A (a)	2,189	97,411
AT&T, Inc.	233,309	5,643,745
CenturyTel, Inc.	16,117	536,857
Cisco Systems, Inc. (a)	191,742	4,086,022
Corning, Inc.	51,767	836,037
Frontier Communications Corp.	67,633	480,871
Harris Corp.	9,970	415,250
JDS Uniphase Corp. (a)	7,623	75,010
Juniper Networks, Inc. (a)	14,189	323,793
MetroPCS Communications, Inc. (a)	6,774	55,479
Motorola, Inc. (a)	91,464	596,345
Qualcomm, Inc.	42,400	1,392,416
Qwest Communications International, Inc.	65,386	343,276
Sprint Nextel Corp. (a)	96,873	410,742
Tellabs, Inc.	93,204	595,574
Verizon Communications, Inc.	46,755	1,310,075
Windstream Corp.	19,056	201,231
		17,400,134
Textiles – 0.0%
Cintas Corp.	3,678	88,162
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	2,861	117,587
Mattel, Inc.	9,490	200,809
		318,396
Transportation – 1.1%
C.H. Robinson Worldwide, Inc.	2,220	123,565

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CSX Corp.	15,769	$782,615
Expeditors International of Washington, Inc.	3,526	121,682
FedEx Corp.	8,680	608,555
Norfolk Southern Corp.	16,113	854,795
Ryder System, Inc.	9,338	375,668
Union Pacific Corp.	12,746	885,974
United Parcel Service, Inc. Class B	40,730	2,317,130
		6,069,984
TOTAL COMMON STOCK (Cost $249,668,757)		318,455,912
TOTAL EQUITIES (Cost $249,668,757)		318,455,912
	Principal Amount
BONDS & NOTES – 38.8%
CORPORATE DEBT – 16.1%
Advertising – 0.1%
WPP Finance 8.000% 9/15/14	$430,000	504,157
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	290,746
Goodrich Corp. 6.125% 3/01/19	110,000	127,210
L-3 Communications Corp. 4.750% 7/15/20	25,000	25,192
Lockheed Martin Corp. 5.500% 11/15/39	40,000	42,673
United Technologies Corp. 6.125% 7/15/38	80,000	93,623
		579,444
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	650,000	699,999
Philip Morris International, Inc. 6.375% 5/16/38	35,000	41,071
		741,070
Banks – 0.9%
Bank of America Corp. 2.100% 4/30/12	500,000	512,030
Bank of America Corp. 4.250% 10/01/10	800,000	805,251
Bank of America Corp. Series L (c) 5.650% 5/01/18	320,000	327,940
Barclays Bank PLC 5.200% 7/10/14	100,000	105,535
Barclays Bank PLC 6.750% 5/22/19	240,000	266,984
Capital One Financial Corp. 7.375% 5/23/14	170,000	194,388
Credit Suisse AG 5.400% 1/14/20	365,000	362,906
Credit Suisse New York 5.500% 5/01/14	125,000	136,668
HSBC Holdings PLC 6.500% 9/15/37	325,000	336,391
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	351,440
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	265,772
UBS AG 5.750% 4/25/18	275,000	283,705
Wachovia Bank NA 6.600% 1/15/38	50,000	54,367
Wachovia Corp. 5.300% 10/15/11	325,000	340,157
Wachovia Corp. 5.750% 6/15/17	345,000	376,809
Wells Fargo & Co. 3.625% 4/15/15	170,000	173,701
		4,894,044
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	322,508
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	159,773
The Coca-Cola Co. 5.350% 11/15/17	275,000	314,489
Diageo Finance BV 3.875% 4/01/11	325,000	330,112
Foster's Finance Corp. (b) 6.875% 6/15/11	835,000	869,211
		1,996,093
Building Materials – 0.1%
CRH America, Inc. 8.125% 7/15/18	45,000	54,268
Masco Corp. 7.125% 8/15/13	200,000	209,863
Masco Corp. 7.125% 3/15/20	45,000	43,694
Owens Corning, Inc. 9.000% 6/15/19	55,000	65,031
		372,856
Chemicals – 0.3%
Airgas, Inc. 4.500% 9/15/14	250,000	259,954
Ashland, Inc. 9.125% 6/01/17	40,000	43,800
Cytec Industries, Inc. 8.950% 7/01/17	75,000	91,635
The Dow Chemical Co. 7.600% 5/15/14	35,000	40,420
The Dow Chemical Co. 8.550% 5/15/19	65,000	79,567
The Dow Chemical Co. 9.400% 5/15/39	150,000	208,619
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	35,208
Ecolab, Inc. 4.875% 2/15/15	750,000	823,290
Valspar Corp. 7.250% 6/15/19	125,000	148,551
		1,731,044
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	35,000	36,488
Commercial Services – 0.2%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	253,877
Deluxe Corp. 7.375% 6/01/15	95,000	94,288
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	244,999
Equifax, Inc. 7.000% 7/01/37	275,000	303,261
ERAC USA Finance LLC (b) 6.700% 6/01/34	320,000	341,097
		1,237,522
Computers – 0.2%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	40,000	39,700

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	$20,000	$19,850
Computer Sciences Corp. 5.500% 3/15/13	135,000	145,125
Electronic Data Systems LLC Series B 6.000% 8/01/13	310,000	349,540
EMC Corp., Convertible 1.750% 12/01/13	250,000	316,562
International Business Machines Corp. 5.600% 11/30/39	140,000	155,643
		1,026,420
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	52,165
Diversified Financial – 3.6%
American Express Co. 6.150% 8/28/17	230,000	252,008
American Express Co. 7.250% 5/20/14	120,000	136,396
American Express Co. 8.125% 5/20/19	135,000	167,615
American Express Credit Corp. 7.300% 8/20/13	690,000	781,221
American General Finance Corp. 6.500% 9/15/17	225,000	175,500
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	642,235
BlackRock, Inc. 5.000% 12/10/19	90,000	95,658
BlackRock, Inc. 6.250% 9/15/17	225,000	257,913
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	477,835
Citigroup, Inc. 5.500% 10/15/14	185,000	190,201
Citigroup, Inc. 5.500% 2/15/17	500,000	492,272
Citigroup, Inc. 6.375% 8/12/14	370,000	392,997
Citigroup, Inc. 6.500% 8/19/13	420,000	447,374
Citigroup, Inc. 8.125% 7/15/39	155,000	184,911
Eaton Vance Corp. 6.500% 10/02/17	85,000	96,662
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	4,250,000	4,353,435
General Electric Capital Corp. 2.800% 1/08/13	300,000	303,331
General Electric Capital Corp. 3.500% 8/13/12	375,000	387,072
General Electric Capital Corp. 5.375% 10/20/16	475,000	511,471
General Electric Capital Corp. 5.900% 5/13/14	300,000	331,145
General Electric Capital Corp. 6.000% 8/07/19	145,000	156,973
General Electric Capital Corp. 6.875% 1/10/39	260,000	287,074
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	811,453
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	788,666
The Goldman Sachs Group, Inc. 6.750% 10/01/37	160,000	156,855
HSBC Finance Corp. 6.375% 10/15/11	965,000	1,008,488
JP Morgan Chase & Co. FRN 0.767% 6/15/12	750,000	752,557
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	51,963
JPMorgan Chase & Co. 6.400% 5/15/38	60,000	69,451
Lazard Group LLC 6.850% 6/15/17	360,000	364,571
Lazard Group LLC 7.125% 5/15/15	430,000	452,876
Merrill Lynch & Co., Inc. (c) 5.450% 2/05/13	950,000	996,586
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	101,607
Morgan Stanley FRN (c) 0.654% 2/10/12	1,000,000	1,006,451
Morgan Stanley 4.200% 11/20/14	675,000	666,521
Morgan Stanley 5.450% 1/09/17	265,000	262,693
SLM Corp. 5.000% 10/01/13	230,000	219,872
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	93,400
Textron Financial Corp. (c) 5.125% 11/01/10	580,000	584,100
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	475,000	466,688
		19,976,097
Electric – 1.1%
Allegheny Energy Supply (b) 8.250% 4/15/12	275,000	300,401
Ameren Corp. 8.875% 5/15/14	345,000	399,937
CMS Energy Corp. 6.250% 2/01/20	45,000	42,813
CMS Energy Corp. 6.300% 2/01/12	10,000	10,304
CMS Energy Corp. 8.500% 4/15/11	600,000	619,076
Entergy Gulf States, Inc. 5.250% 8/01/15	97,000	97,128
IPALCO Enterprises, Inc 8.625% 11/14/11	100,000	104,000
Kansas Gas & Electric Co. 5.647% 3/29/21	274,571	295,028
MidAmerican Funding LLC 6.750% 3/01/11	145,000	150,456
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	283,877	289,554
Monongahela Power 6.700% 6/15/14	400,000	447,595
Nevada Power Co. Series L 5.875% 1/15/15	450,000	501,435
Nevada Power Co. Series N 6.650% 4/01/36	135,000	153,503
NRG Energy, Inc. 8.500% 6/15/19	175,000	177,844
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,608

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oncor Electric Delivery Co. 7.500% 9/01/38	$40,000	$49,939
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	130,422
PPL Energy Supply LLC 6.300% 7/15/13	350,000	388,104
Tenaska Oklahoma (b) 6.528% 12/30/14	332,651	322,828
TransAlta Corp. (c) 5.750% 12/15/13	1,000,000	1,089,678
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	296,524	322,519
Virginia Electric and Power Co. Series D 6.350% 11/30/37	150,000	174,695
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	245,316
		6,330,183
Electrical Components & Equipment – 0.1%
Anixter International Inc. 5.950% 3/01/15	510,000	486,412
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	100,000	105,963
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	227,347
		333,310
Entertainment – 0.1%
International Game Technology 5.500% 6/15/20	125,000	128,952
Peninsula Gaming LLC 8.375% 8/15/15	280,000	278,950
		407,902
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	435,257
Republic Services, Inc. (b) 5.000% 3/01/20	245,000	254,044
Republic Services, Inc. (b) 5.250% 11/15/21	125,000	131,519
		820,820
Foods – 0.3%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	233,920
General Mills, Inc. 5.400% 6/15/40	45,000	47,848
Kraft Foods, Inc. 4.125% 2/09/16	280,000	295,533
Kraft Foods, Inc. 5.375% 2/10/20	290,000	310,750
Kraft Foods, Inc. 6.500% 2/09/40	310,000	346,682
The Kroger Co. 7.500% 1/15/14	150,000	175,300
Sara Lee Corp. 3.875% 6/15/13	140,000	147,742
		1,557,775
Forest Products & Paper – 0.2%
International Paper Co. 7.300% 11/15/39	110,000	121,300
International Paper Co. 9.375% 5/15/19	295,000	381,020
The Mead Corp. 7.550% 3/01/47	270,000	242,030
Rock-Tenn Co. 5.625% 3/15/13	105,000	105,525
Rock-Tenn Co. 8.200% 8/15/11	390,000	407,062
Rock-Tenn Co. 9.250% 3/15/16	100,000	107,250
Verso Paper Holdings LLC 11.500% 7/01/14	35,000	37,713
		1,401,900
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	412,265
Southwest Gas Corp. 8.375% 2/15/11	205,000	213,096
		625,361
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	329,546
Health Care - Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	208,415
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	178,464
Boston Scientific Corp. 4.500% 1/15/15	680,000	667,987
Boston Scientific Corp. 6.000% 1/15/20	170,000	168,780
Johnson & Johnson 5.850% 7/15/38	40,000	47,055
		1,270,701
Health Care - Services – 0.1%
CIGNA Corp. 5.125% 6/15/20	100,000	104,082
HCA, Inc. 7.875% 2/15/20	75,000	77,156
Roche Holdings, Inc. (b) 5.000% 3/01/14	280,000	310,598
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	69,894
		561,730
Holding Company - Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	234,463
Leucadia National Corp. (c) 7.750% 8/15/13	1,150,000	1,196,000
		1,430,463
Home Furnishing – 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	106,111
Housewares – 0.0%
Toro Co. 7.800% 6/15/27	165,000	179,517
Insurance – 0.6%
Aflac, Inc. 8.500% 5/15/19	110,000	132,349
The Allstate Corp. 5.550% 5/09/35	150,000	147,464
The Allstate Corp. 7.450% 5/16/19	35,000	41,250
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	150,000	158,832
Berkshire Hathaway, Inc. 3.200% 2/11/15	505,000	520,055
CNA Financial Corp. 7.350% 11/15/19	180,000	191,276
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	284,717

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$100,000	$101,711
Lincoln National Corp. 6.300% 10/09/37	220,000	212,754
Lincoln National Corp. 7.000% 6/15/40	105,000	110,591
Lincoln National Corp. 8.750% 7/01/19	250,000	306,397
MetLife, Inc. Series A 6.817% 8/15/18	45,000	50,897
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	147,138
Prudential Financial, Inc. 3.875% 1/14/15	210,000	211,494
Prudential Financial, Inc. 4.750% 9/17/15	375,000	387,161
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	138,277
		3,142,363
Investment Companies – 0.1%
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	410,000	418,200
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	209,037
		627,237
Iron & Steel – 0.5%
AK Steel Corp. 7.625% 5/15/20	135,000	130,950
Allegheny Technologies, Inc. 9.375% 6/01/19	150,000	177,116
ArcelorMittal 7.000% 10/15/39	360,000	380,252
ArcelorMittal (c) 9.000% 2/15/15	555,000	652,934
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	258,592
Reliance Steel & Aluminum Co. 6.850% 11/15/36	430,000	416,717
Steel Dynamics, Inc. (c) 7.375% 11/01/12	695,000	719,325
		2,735,886
Lodging – 0.1%
Marriott International, Inc. 6.200% 6/15/16	775,000	815,015
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	33,000	34,237
		849,252
Machinery - Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	600,000	618,000
Roper Industries, Inc. 6.625% 8/15/13	420,000	473,192
		1,091,192
Manufacturing – 0.3%
Illinois Tool Works, Inc. 5.150% 4/01/14	290,000	325,510
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	213,469
ITT Corp. 4.900% 5/01/14	200,000	217,938
ITT Corp. 6.125% 5/01/19	200,000	230,507
Tyco Electronics Group SA 6.000% 10/01/12	225,000	242,978
Tyco Electronics Group SA 6.550% 10/01/17	200,000	229,683
		1,460,085
Media – 0.6%
CBS Corp. 6.625% 5/15/11	46,000	47,944
CBS Corp. 7.875% 7/30/30	210,000	243,140
Comcast Corp. 6.400% 5/15/38	175,000	188,541
Cox Communications, Inc. 6.750% 3/15/11	700,000	723,374
NBC Universal, Inc. (b) 5.150% 4/30/20	225,000	234,672
NBC Universal, Inc. (b) 6.400% 4/30/40	20,000	21,364
News America, Inc. 6.900% 8/15/39	100,000	114,764
Scholastic Corp. 5.000% 4/15/13	320,000	307,200
Thomson Corp. (c) 5.700% 10/01/14	650,000	724,911
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	121,520
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	313,712
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	55,341
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	82,013
Viacom, Inc. 6.250% 4/30/16	195,000	221,178
		3,399,674
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	125,000	136,874
Mining – 0.4%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	330,000	361,565
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	334,629
Teck Resources Ltd. 7.000% 9/15/12	325,000	349,552
Teck Resources Ltd. 9.750% 5/15/14	365,000	431,363
Teck Resources Ltd. 10.250% 5/15/16	75,000	88,500
Teck Resources Ltd. 10.750% 5/15/19	50,000	61,265
Vale Overseas Ltd. 6.250% 1/23/17	305,000	332,211
Vale Overseas Ltd. 6.875% 11/10/39	390,000	407,432
		2,366,517
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	150,000	155,295
Xerox Corp. 5.500% 5/15/12	225,000	239,839
Xerox Corp. 5.625% 12/15/19	10,000	10,641
Xerox Corp. 8.250% 5/15/14	50,000	58,607
		464,382
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	455,000	464,372
Oil & Gas – 0.8%
ConocoPhillips 6.500% 2/01/39	110,000	132,838

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	$290,000	$323,060
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	236,569
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	194,287
Newfield Exploration Co. 6.875% 2/01/20	615,000	596,550
Noble Holding International Ltd. 7.375% 3/15/14	450,000	506,625
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	37,750
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	239,755
Shell International Finance 5.625% 6/27/11	50,000	52,399
Shell International Finance 5.500% 3/25/40	75,000	79,870
Talisman Energy, Inc. 7.750% 6/01/19	205,000	251,675
Tesoro Corp. 6.500% 6/01/17	215,000	196,725
Transocean, Inc., Convertible 1.500% 12/15/37	250,000	221,875
Valero Energy Corp. 4.500% 2/01/15	235,000	241,475
Valero Energy Corp. 6.125% 2/01/20	200,000	205,519
XTO Energy, Inc. 4.900% 2/01/14	850,000	935,159
		4,452,131
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	156,187
Hornbeck Offshore Services, Inc. 7.125% 9/01/16	240,000	251,100
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	300,000	226,500
		633,787
Packaging & Containers – 0.2%
Packaging Corporation of America 5.750% 8/01/13	185,000	199,436
Pactiv Corp. 5.875% 7/15/12	230,000	238,543
Pactiv Corp. 6.400% 1/15/18	200,000	210,715
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	209,219
Sealed Air Corp. (b) 6.875% 7/15/33	145,000	134,089
		992,002
Pharmaceuticals – 0.3%
Abbott Laboratories 5.300% 5/27/40	330,000	346,313
Abbott Laboratories (c) 5.600% 11/30/17	125,000	145,096
Eli Lilly & Co. 5.950% 11/15/37	40,000	45,670
Express Scripts, Inc. 6.250% 6/15/14	650,000	735,940
Merck & Co., Inc. 5.850% 6/30/39	45,000	51,887
Mylan, Inc. (b) 7.625% 7/15/17	45,000	45,900
Mylan, Inc. (b) 7.875% 7/15/20	50,000	51,000
Pfizer, Inc. 7.200% 3/15/39	165,000	216,905
		1,638,711
Pipelines – 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	180,951
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	212,032
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,723
Enbridge, Inc. (c) 5.800% 6/15/14	775,000	864,402
Enogex LLC (b) 6.875% 7/15/14	590,000	647,994
Enterprise Products Operating LP 7.500% 2/01/11	175,000	180,270
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	158,179
Kern River Funding Corp. (b) 4.893% 4/30/18	482,438	525,067
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	141,613
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	122,289
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	10,626
NGPL PipeCo LLC (b) 6.514% 12/15/12	475,000	473,004
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	103,925
Plains All American Pipeline LP 5.625% 12/15/13	520,000	565,382
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	372,454
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	237,035
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	264,866
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	200,089
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	135,891
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	393,632
Williams Partners LP (b) 5.250% 3/15/20	365,000	373,237
		6,188,661
Real Estate – 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	125,000	133,501
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	100,000	103,500
Simon Property Group LP 4.200% 2/01/15	50,000	51,380

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP 5.650% 2/01/20	$150,000	$158,858
		313,738
Retail – 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	187,064
J.C. Penney Co., Inc. 5.650% 6/01/20	75,000	73,312
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	127,650
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	273,901
Macy's Retail Holdings, Inc. 7.500% 6/01/15	310,000	331,700
McDonald's Corp. 6.300% 10/15/37	100,000	121,277
Nordstrom, Inc. 6.750% 6/01/14	95,000	110,397
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	403,744
		1,629,045
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	500,092
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	3,875
		503,967
Software – 0.0%
CA, Inc. 5.375% 12/01/19	90,000	95,413
Oracle Corp. 6.125% 7/08/39	125,000	146,196
		241,609
Storage & Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	510,000	517,650
Telecommunications – 0.8%
America Movil SAB de CV (b) 5.000% 3/30/20	130,000	134,313
America Movil SAB de CV (b) 6.125% 3/30/40	135,000	140,971
AT&T, Inc. (c) 6.500% 9/01/37	300,000	332,745
British Telecom PLC STEP 9.875% 12/15/30	55,000	67,123
Cellco Partnership/Verizon Wireless Capital LLC (c) 7.375% 11/15/13	450,000	527,559
CenturyTel, Inc. 5.500% 4/01/13	215,000	225,038
CenturyTel, Inc. 6.150% 9/15/19	140,000	137,077
CenturyTel, Inc. 7.600% 9/15/39	45,000	42,660
Cisco Systems, Inc. 5.500% 1/15/40	55,000	57,646
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	77,502
Embarq Corp. 7.082% 6/01/16	110,000	117,266
Qwest Corp. (c) 7.875% 9/01/11	750,000	780,000
Qwest Corp. 8.875% 3/15/12	600,000	643,500
Rogers Communications, Inc. 5.500% 3/15/14	200,000	220,839
Rogers Communications, Inc. 6.375% 3/01/14	350,000	397,379
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,642
Rogers Communications, Inc. 7.500% 8/15/38	30,000	37,849
Telecom Italia Capital 6.000% 9/30/34	45,000	38,553
Telecom Italia Capital 6.175% 6/18/14	340,000	355,449
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	186,923
Windstream Corp. 7.875% 11/01/17	285,000	278,231
		4,822,265
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	421,000
Transportation – 0.2%
Bristow Group, Inc. 7.500% 9/15/17	155,000	148,025
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	218,469
Canadian National Railway Co. 5.850% 11/15/17	140,000	161,635
Canadian National Railway Co. 6.375% 11/15/37	190,000	230,850
CSX Corp. 7.250% 5/01/27	50,000	59,089
Ryder System, Inc. 5.000% 6/15/12	100,000	105,844
		923,912
Trucking & Leasing – 0.1%
GATX Corp. 4.750% 5/15/15	85,000	88,628
GATX Corp. 8.750% 5/15/14	480,000	565,451
		654,079
TOTAL CORPORATE DEBT (Cost $85,427,786)		89,793,023
MUNICIPAL OBLIGATIONS – 0.3%
Access Group, Inc., Delaware 0.759% 9/01/37	225,000	203,400
North Texas Tollway Authority 6.718% 1/01/49	620,000	670,356
State of California 5.950% 4/01/16	175,000	185,878
State of California 7.550% 4/01/39	120,000	128,766
Tennessee Valley Authority 5.250% 9/15/39	155,000	169,786
		1,358,186
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,286,040)		1,358,186

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.8%
Automobile ABS – 0.1%
Hertz Vehicle Financing LLC, Series 2006-1A, Class A FRN (b) 0.568% 3/20/12	$450,000	$445,390
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	375,000	375,511
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	117,180	117,578
		938,479
Commercial MBS – 2.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (c) 5.935% 2/10/51	775,000	790,703
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	650,000	669,937
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	359,828
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (c) 5.205% 2/11/44	900,000	917,301
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	611,944
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	350,000	357,301
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	525,000	529,408
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	775,000	782,369
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	592,395
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	450,000	461,006
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	785,000	337,060
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.407% 5/15/41	750,000	780,155
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	510,762
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 5.172% 12/12/49	500,000	489,858
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (c) 5.610% 4/15/49	1,025,000	1,050,048
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	400,000	422,047
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	697,552
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (c) 6.054% 2/15/51	1,200,000	1,242,904
		11,602,578
Home Equity ABS – 0.2%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.707% 7/25/35	278,122	247,273
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.847% 1/25/36	115,000	90,623
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 1.007% 3/25/35	335,000	241,762
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.457% 7/25/37	336,003	310,601
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.797% 3/25/35	215,000	172,971
		1,063,230
Student Loans ABS – 0.8%
Ares High Yield CSO PLC (Acquired 2/26/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (b) (e) 1.253% 9/20/10	430,000	426,775

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.447% 5/25/36	$128,633	$122,574
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	478,686	474,384
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	350,000	298,737
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	200,000	193,250
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (c) (e) 1.139% 6/20/14	950,000	459,230
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.000% 12/15/16	300,000	299,834
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 0.000% 1/27/42	500,000	485,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 0.000% 12/17/46	375,000	300,000
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.716% 7/27/20	476,552	477,014
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	400,000	347,347
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	125,000	124,931
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	222,536	187,519
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 0.000% 7/01/42	190,000	140,125
		4,336,720
WL Collateral CMO – 0.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.428% 7/20/36	150,213	144,456
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	27,745	20,862
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	49,360	40,290
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.549% 8/25/34	61,665	54,972
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.538% 1/19/38	538,148	294,498
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.457% 5/25/37	506,880	244,528
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.153% 8/25/34	125,936	84,832
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.597% 8/25/36	184,369	129,980
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.583% 2/25/34	19,154	17,145
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.028% 7/25/33	9,689	9,278
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	1,116	984
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,180,122	1,172,003
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (c) 0.527% 6/25/46	1,014,586	400,005
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.537% 4/25/46	628,182	300,795
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.826% 3/25/34	83,267	71,951
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	117,927	118,020
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.819% 4/25/44	216,249	125,445
		3,230,044
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.690% 6/25/32	74,498	62,466
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,213,965)		21,233,517

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Peruvian Government International Bond 6.550% 3/14/37	$95,000	$104,738
Poland Government International Bond 6.375% 7/15/19	230,000	251,275
Province of Quebec Canada 7.500% 9/15/29	90,000	121,445
Republic of Brazil International Bond 5.625% 1/07/41	305,000	299,662
United Mexican States 6.750% 9/27/34	160,000	183,600
		960,720
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $940,669)		960,720
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 13.0%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	358,396	410,494
Pass-Through Securities – 12.9%
Federal Home Loan Mortgage Corp.
Pool #E85346 6.000% 9/01/16	36,938	40,147
Pool #E85389 6.000% 9/01/16	36,937	40,146
Pool #E85542 6.000% 10/01/16	54,498	59,233
Pool #G11431 6.000% 2/01/18	60,412	65,661
Pool #E85089 6.500% 8/01/16	159,736	173,008
Pool #E85301 6.500% 9/01/16	51,731	56,204
Pool #C55867 7.500% 2/01/30	190,342	216,227
Pool #C01079 7.500% 10/01/30	31,103	35,500
Pool #C01135 7.500% 2/01/31	119,357	136,183
Pool #C00470 8.000% 8/01/26	58,129	66,502
Pool #G00924 8.000% 3/01/28	69,730	79,707
Pool #554904 9.000% 3/01/17	1,546	1,729
Federal Home Loan Mortgage Corp. TBA
Pool #4988 4.500% 11/01/38 (f)	14,595,000	15,113,807
Federal National Mortgage Association
Pool #725692 3.503% 10/01/33	260,057	269,443
Pool #888586 3.510% 10/01/34	501,659	522,047
Pool #522294 5.625% 7/15/37	2,075,000	2,409,747
Pool #586036 6.000% 5/01/16	4,674	5,077
Pool #587994 6.000% 6/01/16	76,620	83,231
Pool #564594 7.000% 1/01/31	32,059	35,986
Pool #572844 7.000% 4/01/31	142,523	160,103
Pool #253795 7.000% 5/01/31	264,248	296,730
Pool #499386 7.500% 9/01/29	5,365	6,108
Pool #510375 7.500% 9/01/29	2,901	3,309
Pool #511380 7.500% 9/01/29	3,411	3,894
Pool #515935 7.500% 9/01/29	10,605	12,035
Pool #504345 7.500% 11/01/29	4,747	5,416
Pool #521006 7.500% 12/01/29	2,019	2,302
Pool #522769 7.500% 12/01/29	364	415
Pool #252981 7.500% 1/01/30	29,055	33,100
Pool #524874 7.500% 2/01/30	1,366	1,524
Pool #531196 7.500% 2/01/30	2,124	2,423
Pool #524317 7.500% 3/01/30	8,487	9,659
Pool #530299 7.500% 3/01/30	2,056	2,342
Pool #530520 7.500% 3/01/30	22,492	25,492
Pool #253183 7.500% 4/01/30	11,435	13,031
Pool #531574 7.500% 4/01/30	21,727	24,794
Pool #537797 7.500% 4/01/30	8,528	9,728
Pool #253265 7.500% 5/01/30	16,517	18,817
Pool #529690 8.000% 2/01/30	7,696	8,816
Pool #536999 8.000% 3/01/30	792	908
Pool #502394 8.000% 4/01/30	787	896
Pool #526380 8.000% 5/01/30	10,284	11,806
Pool #536949 8.000% 5/01/30	4,560	5,230
Pool #539760 8.000% 5/01/30	12,852	14,761
Pool #535351 8.000% 6/01/30	10,241	11,748
Pool #253481 8.000% 10/01/30	9,866	11,326
Pool #569911 8.000% 3/01/31	7,239	8,277
Pool #596656 8.000% 8/01/31	2,399	2,722
Pool #602008 8.000% 8/01/31	9,043	10,384
Pool #190317 8.000% 8/01/31	3,690	4,234
Federal National Mortgage Association TBA
Pool #4663 4.000% 7/01/23 (f)	20,155,000	20,937,580
Pool #24741 5.000% 2/01/36 (f)	15,815,000	16,731,777
Government National Mortgage Association
Pool #343751 7.000% 4/15/23	1,061	1,180
Pool #349496 7.000% 5/15/23	7,323	8,129
Pool #359587 7.000% 6/15/23	1,359	1,504
Pool #337539 7.000% 7/15/23	2,366	2,629
Pool #363066 7.000% 8/15/23	37,354	41,482
Pool #354674 7.000% 10/15/23	24,102	26,760
Pool #362651 7.000% 10/15/23	43,494	48,336
Pool #368814 7.000% 10/15/23	19,286	21,473
Pool #352021 7.000% 11/15/23	17,622	19,611
Pool #371967 7.000% 11/15/23	1,752	1,950
Pool #591581 7.000% 8/15/32	17,178	19,360
Pool #307818 7.250% 6/20/21	93,028	102,801
Pool #326248 7.250% 3/20/22	32,113	35,785
Pool #326261 7.250% 4/20/22	50,331	55,975
Pool #326278 7.250% 5/20/22	107,219	119,612

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #203811 7.500% 4/15/17	$954	$1,000
Pool #205884 7.500% 5/15/17	42,365	46,863
Pool #213760 7.500% 6/15/17	20,757	22,933
Pool #198100 7.500% 9/15/17	26,673	29,540
Government National Mortgage Association TBA Pool #6365 4.500% 5/01/39 (f)	12,604,000	13,128,838
New Valley Generation IV 4.687% 1/15/22	293,771	318,143
		71,855,176
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $70,868,447)		72,265,670
U.S. TREASURY OBLIGATIONS – 5.4%
U.S. Treasury Bonds & Notes – 5.4%
U.S. Treasury Bond (c) 4.375% 2/15/38	2,130,000	2,303,728
U.S. Treasury Bond 4.375% 5/15/40	200,000	216,344
U.S. Treasury Bond 5.375% 2/15/31	925,000	1,138,328
U.S. Treasury Note (c) (g) 1.375% 2/15/12	2,240,000	2,270,888
U.S. Treasury Note (c) (g) 2.500% 3/31/13	6,280,000	6,565,544
U.S. Treasury Note (c) 2.625% 2/29/16	9,355,000	9,627,245
U.S. Treasury Note (c) 3.500% 2/15/18	7,325,000	7,832,028
		29,954,105
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,760,398)		29,954,105
TOTAL BONDS & NOTES (Cost $210,497,305)		215,565,221
	Number of Shares
MUTUAL FUNDS – 2.4%
DIVERSIFIED FINANCIAL – 2.4%
iShares Barclays Aggregate Bond Fund	126,400	13,556,400
TOTAL MUTUAL FUNDS (Cost $13,221,924)		13,556,400
TOTAL LONG-TERM INVESTMENTS (Cost $473,387,986)		547,577,533
	Principal Amount
SHORT-TERM INVESTMENTS – 13.2%
Commercial Paper – 12.1% (h)
Bemis Co., Inc. (b) 0.400% 7/13/10	$3,495,000	3,494,534
BMW US Capital LLC (b) 0.430% 7/07/10	4,500,000	4,499,677
British Aerospace Public Ltd. Co. (b) 0.400% 7/20/10	2,525,000	2,524,467
British Aerospace Public Ltd. Co. (b) 0.480% 8/02/10	2,180,000	2,179,070
CVS Caremark Corp. (b) 0.380% 7/14/10	5,000,000	4,999,314
Duke Energy Corp. (b) 0.410% 7/12/10	4,095,000	4,094,487
Elsevier Finance SA (b) 0.410% 7/07/10	2,000,000	1,999,863
ERAC USA Finance Co. (b) 0.430% 7/08/10	5,010,000	5,009,581
Export-Import Bank of Korea 0.510% 7/21/10	2,000,000	1,999,433
FPL Group Capital, Inc. (b) 0.450% 8/02/10	3,000,000	2,998,800
FPL Group Capital, Inc. (b) 0.500% 8/18/10	2,225,000	2,223,517
H.J. Heinz Finance Co. (b) 0.390% 7/27/10	5,000,000	4,998,592
Lincoln National Corp. (b) 0.500% 8/23/10	3,150,000	3,147,681
Nissan Motor Acceptance Corp. (b) 0.420% 7/29/10	2,845,000	2,844,071
Pearson Holdings 0.400% 7/26/10	5,500,000	5,498,472
Ryder System, Inc. 0.410% 8/02/10	1,000,000	999,636
SABMiller PLC 0.470% 7/15/10	4,210,000	4,209,230
Volkswagen Group of America, Inc. (b) 0.390% 7/13/10	1,380,000	1,379,821
Volkswagen Group of America, Inc. (b) 0.410% 7/19/10	3,445,000	3,444,294
Wellpoint, Inc. (b) 0.370% 8/11/10	5,000,000	4,997,893
		67,542,433
Time Deposits – 1.1%
Euro Time Deposit 0.010% 7/01/10	6,073,185	6,073,185
TOTAL SHORT-TERM INVESTMENTS (Cost $73,615,618)		73,615,618
TOTAL INVESTMENTS – 111.5% (Cost $547,003,604) (i)		621,193,151
Other Assets/ (Liabilities) – (11.5)%		(63,843,985)
NET ASSETS – 100.0%		$557,349,166

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $70,643,987 or 12.67% of net assets.

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2010, these securities amounted to a value of $3,875 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $886,005 or 0.16% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is held as collateral for open financial futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

21

MML Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.4%
COMMON STOCK – 96.4%
Advertising – 0.3%
Omnicom Group, Inc.	61,787	$2,119,294
Aerospace & Defense – 0.5%
Northrop Grumman Corp.	64,102	3,489,713
Auto Manufacturers – 2.0%
Navistar International Corp. (a)	316,317	15,562,796
Automotive & Parts – 1.5%
The Goodyear Tire & Rubber Co. (a)	192,480	1,913,251
Johnson Controls, Inc.	113,217	3,042,141
Lear Corp. (a)	104,750	6,934,450
		11,889,842
Banks – 8.5%
Bank of America Corp.	358,661	5,153,959
Bank of New York Mellon Corp.	82,192	2,029,320
Fifth Third Bancorp	187,376	2,302,851
PNC Financial Services Group, Inc.	233,670	13,202,355
State Street Corp.	427,630	14,462,447
U.S. Bancorp	113,200	2,530,020
Wells Fargo & Co.	1,015,750	26,003,200
		65,684,152
Beverages – 3.7%
The Coca-Cola Co.	86,020	4,311,322
Dr. Pepper Snapple Group, Inc.	48,000	1,794,720
Molson Coors Brewing Co. Class B	442,580	18,747,689
PepsiCo, Inc.	59,091	3,601,597
		28,455,328
Biotechnology – 0.3%
Amgen, Inc. (a)	45,100	2,372,260
Chemicals – 2.7%
Air Products & Chemicals, Inc.	37,441	2,426,551
Celanese Corp. Series A	424,840	10,582,765
Potash Corporation of Saskatchewan, Inc.	92,220	7,953,053
		20,962,369
Coal – 1.8%
CONSOL Energy, Inc.	401,996	13,571,385
Commercial Services – 0.3%
AerCap Holdings NV (a)	244,906	2,542,124
Computers – 1.5%
Dell, Inc. (a)	710,840	8,572,730
Hewlett-Packard Co.	71,360	3,088,461
		11,661,191
Cosmetics & Personal Care – 0.2%
The Estee Lauder Cos., Inc. Class A	28,484	1,587,413
Diversified Financial – 7.0%
Ameriprise Financial, Inc.	100,341	3,625,320
CIT Group, Inc. (a)	86,520	2,929,567
Citigroup, Inc. (a)	593,870	2,232,951
Discover Financial Services	191,589	2,678,414
E*TRADE Financial Corp. (a)	681,170	8,051,430
The Goldman Sachs Group, Inc.	40,100	5,263,927
JP Morgan Chase & Co.	729,034	26,689,935
Legg Mason, Inc.	100,098	2,805,747
		54,277,291
Electric – 4.6%
American Electric Power Co., Inc.	79,100	2,554,930
Calpine Corp. (a)	142,761	1,815,920
Edison International	362,450	11,496,914
Entergy Corp.	80,700	5,779,734
Exelon Corp.	133,839	5,081,867
PG&E Corp.	148,770	6,114,447
Public Service Enterprise Group, Inc.	85,400	2,675,582
		35,519,394
Electrical Components & Equipment – 1.2%
Energizer Holdings, Inc. (a)	19,578	984,382
General Cable Corp. (a)	303,330	8,083,744
		9,068,126
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland) (a)	94,462	1,632,303
Foster Wheeler AG (a)	61,563	1,296,517
		2,928,820
Foods – 0.4%
ConAgra Foods, Inc.	118,244	2,757,450
Forest Products & Paper – 0.3%
Weyerhaeuser Co.	60,635	2,134,352
Health Care - Products – 1.1%
Boston Scientific Corp. (a)	300,100	1,740,580
Covidien PLC	60,883	2,446,279
Johnson & Johnson	39,500	2,332,870
Medtronic, Inc.	59,613	2,162,164
		8,681,893
Health Care - Services – 1.3%
Aetna, Inc.	258,460	6,818,175
UnitedHealth Group, Inc.	109,700	3,115,480
		9,933,655
Home Builders – 0.2%
Pulte Group, Inc. (a)	143,700	1,189,836
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	60,760	1,816,116
Insurance – 6.9%
ACE Ltd.	258,070	13,285,444
Berkshire Hathaway, Inc. Class B (a)	37,000	2,948,530
CNO Financial Group, Inc. (a)	178,100	881,595
Genworth Financial, Inc. Class A (a)	621,380	8,121,437
Metlife, Inc.	555,860	20,989,273
MGIC Investment Corp. (a)	332,100	2,288,169
The Travelers Cos., Inc.	55,420	2,729,435
Unum Group	114,466	2,483,912
		53,727,795
Internet – 0.5%
AOL, Inc. (a)	83,349	1,732,826
eBay, Inc. (a)	126,014	2,471,134
		4,203,960
Machinery - Construction & Mining – 0.8%
Ingersoll-Rand PLC	181,440	6,257,866

The accompanying notes are an integral part of the financial statements.

22

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 3.7%
General Electric Co.	387,266	$5,584,375
Honeywell International, Inc.	68,300	2,665,749
Siemens AG Sponsored ADR (Germany)	35,694	3,195,684
Tyco International Ltd.	493,047	17,370,046
		28,815,854
Media – 6.5%
CBS Corp. Class B (Non-Voting) (United States)	154,157	1,993,250
Comcast Corp. Class A	832,520	14,460,873
DIRECTV Class A (a)	102,450	3,475,104
News Corp. Class A	569,015	6,805,419
Time Warner Cable, Inc.	151,138	7,871,267
Viacom, Inc. Class B	507,968	15,934,956
		50,540,869
Office Equipment/Supplies – 0.7%
Xerox Corp.	659,180	5,299,807
Oil & Gas – 11.0%
Anadarko Petroleum Corp.	24,445	882,220
Apache Corp.	153,526	12,925,354
Chevron Corp.	405,103	27,490,290
EQT Corp.	69,732	2,520,114
Exxon Mobil Corp.	185,511	10,587,113
Hess Corp.	68,000	3,423,120
Marathon Oil Corp.	419,370	13,038,213
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	53,920	2,707,862
Total SA Sponsored ADR (France)	92,418	4,125,540
Ultra Petroleum Corp. (a)	115,000	5,088,750
Valero Energy Corp.	124,173	2,232,631
		85,021,207
Oil & Gas Services – 1.2%
Halliburton Co.	226,200	5,553,210
Schlumberger Ltd.	30,585	1,692,574
Smith International, Inc.	57,692	2,172,104
		9,417,888
Packaging & Containers – 0.3%
Owens-IIlinois, Inc. (a)	91,534	2,421,074
Pharmaceuticals – 10.3%
Biovail Corp.	445,840	8,577,962
Bristol-Myers Squibb Co.	122,851	3,063,904
Gilead Sciences, Inc. (a)	520,610	17,846,511
Merck & Co., Inc.	670,370	23,442,839
Pfizer, Inc.	1,309,779	18,677,448
Sanofi-Aventis ADR (France)	87,517	2,630,761
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	109,750	5,705,902
		79,945,327
Pipelines – 0.4%
El Paso Corp.	296,208	3,290,871
Retail – 4.2%
Brinker International, Inc.	289,980	4,193,111
CVS Caremark Corp.	85,100	2,495,132
The Gap, Inc.	108,800	2,117,248
Lowe's Cos., Inc.	123,800	2,527,996
Wal-Mart Stores, Inc.	57,860	2,781,330
Walgreen Co.	680,756	18,176,185
		32,291,002
Semiconductors – 0.3%
Applied Materials, Inc.	220,553	2,651,047
Software – 1.9%
Oracle Corp.	698,111	14,981,462
Telecommunications – 4.2%
AT&T, Inc.	724,043	17,514,600
CenturyTel, Inc.	86,643	2,886,078
Harris Corp.	118,960	4,954,684
Motorola, Inc. (a)	558,070	3,638,617
Vodafone Group PLC Sponsored ADR (United Kingdom)	156,400	3,232,788
		32,226,767
Textiles – 1.2%
Mohawk Industries, Inc. (a)	198,860	9,099,834
Transportation – 1.9%
CSX Corp.	126,030	6,254,869
Norfolk Southern Corp.	160,900	8,535,745
		14,790,614
Trucking & Leasing – 0.4%
Aircastle Ltd.	393,438	3,088,488
TOTAL COMMON STOCK (Cost $757,716,231)		746,276,532
TOTAL EQUITIES (Cost $757,716,231)		746,276,532
TOTAL LONG-TERM INVESTMENTS (Cost $757,716,231)		746,276,532
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$14,774,491	14,774,491
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	29,432	29,432
TOTAL SHORT-TERM INVESTMENTS (Cost $14,803,923)		14,803,923
TOTAL INVESTMENTS – 98.3% (Cost $772,520,154) (c)		761,080,455
Other Assets/ (Liabilities) – 1.7%		12,996,368
NET ASSETS – 100.0%		$774,076,823

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,774,495. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $15,073,297.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MML Managed Bond Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
PREFERRED STOCK – 0.0%
Investment Companies – 0.0%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$353,190
TOTAL PREFERRED STOCK (Cost $450,000)		353,190
TOTAL EQUITIES (Cost $450,000)		353,190
	Principal Amount
BONDS & NOTES – 98.6%
CORPORATE DEBT – 39.8%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$1,365,000	1,600,407
WPP Finance Corp. 5.875% 6/15/14	345,000	374,320
		1,974,727
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	670,000	763,921
General Dynamics Corp. 5.250% 2/01/14	750,000	841,583
Goodrich Corp. 6.125% 3/01/19	250,000	289,113
L-3 Communications Corp. 4.750% 7/15/20	100,000	100,769
L-3 Communications Corp. 6.375% 10/15/15	725,000	725,000
Lockheed Martin Corp. 6.150% 9/01/36	155,000	179,339
United Technologies Corp. 6.125% 7/15/38	350,000	409,601
		3,309,326
Agriculture – 0.7%
Altria Group, Inc. 8.500% 11/10/13	1,850,000	2,159,592
Altria Group, Inc. 9.700% 11/10/18	330,000	417,905
Altria Group, Inc. 9.950% 11/10/38	730,000	959,048
BAT International Finance PLC (b) 8.125% 11/15/13	1,280,000	1,511,027
Cargill, Inc. (b) 5.200% 1/22/13	1,050,000	1,130,767
Philip Morris International, Inc. 6.375% 5/16/38	160,000	187,755
		6,366,094
Airlines – 0.0%
United Air Lines, Inc. (e) 10.110% 12/31/49	186,012	65,104
Banks – 1.9%
Bank of America Corp. (f) 2.100% 4/30/12	2,520,000	2,580,631
Bank of America Corp. 4.250% 10/01/10	315,000	317,068
Bank of America Corp. 5.750% 12/01/17	780,000	808,923
Bank of America Corp. 7.375% 5/15/14	700,000	784,533
Bank of America Corp. Series L 5.650% 5/01/18	460,000	471,413
Barclays Bank PLC 5.000% 9/22/16	200,000	205,150
Barclays Bank PLC 5.200% 7/10/14	405,000	427,418
Barclays Bank PLC 6.750% 5/22/19	640,000	711,958
Capital One Financial Corp. 7.375% 5/23/14	455,000	520,272
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,401,912
Credit Suisse New York 5.500% 5/01/14	400,000	437,336
HSBC Bank USA 4.625% 4/01/14	1,095,000	1,153,277
HSBC Holdings PLC 6.500% 9/15/37	600,000	621,029
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,115,000	1,152,515
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	720,000	722,097
State Street Corp. 2.150% 4/30/12	780,000	798,755
UBS AG 5.750% 4/25/18	1,095,000	1,129,663
Wachovia Bank NA 6.600% 1/15/38	325,000	353,385
Wachovia Bank NA 7.800% 8/18/10	600,000	604,759
Wachovia Corp. 5.300% 10/15/11	405,000	423,888
Wachovia Corp. 5.750% 6/15/17	910,000	993,901
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,134,168
		17,754,051
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	295,000	317,133
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	258,943
Anheuser-Busch InBev Worldwide, Inc. 6.375% 1/15/40	715,000	817,296
The Coca-Cola Co. 5.350% 11/15/17	460,000	526,054
Diageo Finance BV 3.875% 4/01/11	645,000	655,145
Molson Coors Capital Finance ULC 4.850% 9/22/10	445,000	448,992
		3,023,563
Building Materials – 0.3%
CRH America, Inc. 8.125% 7/15/18	95,000	114,565
Masco Corp. 7.125% 8/15/13	840,000	881,424
Masco Corp. 7.125% 3/15/20	715,000	694,255
Owens Corning, Inc. 9.000% 6/15/19	590,000	697,604
		2,387,848

The accompanying notes are an integral part of the financial statements.

24

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals – 1.4%
Airgas, Inc. 4.500% 9/15/14	$810,000	$842,250
Ashland, Inc. 9.125% 6/01/17	420,000	459,900
Cabot Corp. 5.000% 10/01/16	2,215,000	2,350,872
Cytec Industries, Inc. 8.950% 7/01/17	250,000	305,451
The Dow Chemical Co. 4.850% 8/15/12	545,000	574,896
The Dow Chemical Co. 5.900% 2/15/15	1,465,000	1,600,990
The Dow Chemical Co. 7.600% 5/15/14	855,000	987,408
The Dow Chemical Co. 8.550% 5/15/19	250,000	306,028
The Dow Chemical Co. 9.400% 5/15/39	645,000	897,060
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	134,963
Ecolab, Inc. 4.875% 2/15/15	1,260,000	1,383,127
Ecolab, Inc. 6.875% 2/01/11	925,000	955,086
EI du Pont de Nemours & Co. 3.250% 1/15/15	630,000	657,232
EI du Pont de Nemours & Co. 5.000% 1/15/13	405,000	439,558
Valspar Corp. 5.625% 5/01/12	420,000	448,348
Valspar Corp. 7.250% 6/15/19	315,000	374,348
		12,717,517
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	590,000	615,075
Commercial Services – 1.0%
Brambles USA, Inc. (b) 3.950% 4/01/15	1,010,000	1,025,663
Deluxe Corp. 7.375% 6/01/15	120,000	119,100
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,780,000	1,813,934
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	255,208
Equifax, Inc. 4.450% 12/01/14	1,745,000	1,818,292
Equifax, Inc. 7.000% 7/01/37	350,000	385,968
ERAC USA Finance LLC (b) (f) 5.800% 10/15/12	1,345,000	1,451,893
ERAC USA Finance LLC (b) (f) 6.700% 6/01/34	300,000	319,778
ERAC USA Finance LLC (b) 7.000% 10/15/37	670,000	730,098
ERAC USA Finance LLC (b) 8.000% 1/15/11	925,000	954,903
		8,874,837
Computers – 0.4%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	160,000	158,800
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	80,000	79,400
Computer Sciences Corp. 5.500% 3/15/13	555,000	596,624
Electronic Data Systems LLC Series B 6.000% 8/01/13	360,000	405,917
Electronic Data Systems LLC 7.450% 10/15/29	300,000	389,781
EMC Corp., Convertible 1.750% 12/01/13	460,000	582,475
Hewlett-Packard Co. 5.500% 3/01/18	750,000	863,800
International Business Machines Corp. 5.600% 11/30/39	600,000	667,041
		3,743,838
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	202,862
Diversified Financial – 7.0%
American Express Co. 6.150% 8/28/17	295,000	323,228
American Express Co. 7.250% 5/20/14	325,000	369,405
American Express Co. 8.125% 5/20/19	810,000	1,005,691
American Express Credit Corp. 7.300% 8/20/13	1,510,000	1,709,630
American General Finance Corp. 6.500% 9/15/17	350,000	273,000
The Bear Stearns Cos., Inc. 7.250% 2/01/18	925,000	1,080,122
BlackRock, Inc. 5.000% 12/10/19	580,000	616,465
BlackRock, Inc. 6.250% 9/15/17	295,000	338,153
Boeing Capital Corp. Ltd. 6.500% 2/15/12	580,000	629,874
Citigroup, Inc. 2.125% 4/30/12	1,680,000	1,721,177
Citigroup, Inc. 5.500% 10/15/14	610,000	627,150
Citigroup, Inc. 5.500% 2/15/17	630,000	620,263
Citigroup, Inc. 5.875% 5/29/37	835,000	783,082
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,062,153
Citigroup, Inc. 6.500% 8/19/13	765,000	814,860
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,029,171
ERAC USA Finance LLC (b) 2.750% 7/01/13	1,100,000	1,103,381
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	10,505,000	10,760,666
General Electric Capital Corp. FRN 1.467% 12/09/11	1,785,000	1,811,700
General Electric Capital Corp. 2.800% 1/08/13	1,280,000	1,294,213
General Electric Capital Corp. 3.500% 8/13/12	1,010,000	1,042,514
General Electric Capital Corp. 5.375% 10/20/16	590,000	635,301
General Electric Capital Corp. 5.500% 1/08/20	115,000	121,527
General Electric Capital Corp. 5.900% 5/13/14	755,000	833,381

The accompanying notes are an integral part of the financial statements.

25

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 6.875% 1/10/39	$1,040,000	$1,148,297
The Goldman Sachs Group, Inc. (f) 1.625% 7/15/11	4,835,000	4,891,821
The Goldman Sachs Group, Inc. (f) 5.450% 11/01/12	3,360,000	3,539,558
The Goldman Sachs Group, Inc. 5.625% 1/15/17	1,700,000	1,718,887
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	327,957
The Goldman Sachs Group, Inc. 6.750% 10/01/37	300,000	294,103
HSBC Finance Corp. 6.375% 10/15/11	340,000	355,322
International Lease Finance Corp. 5.625% 9/20/13	390,000	351,975
JP Morgan Chase & Co. FRN 0.564% 2/23/11	630,000	631,078
JP Morgan Chase & Co. FRN 0.767% 6/15/12	2,100,000	2,107,159
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,719,959
JP Morgan Chase & Co. (f) 5.375% 10/01/12	1,595,000	1,723,927
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	470,000	427,964
JPMorgan Chase & Co. 6.400% 5/15/38	260,000	300,954
Lazard Group LLC 6.850% 6/15/17	450,000	455,713
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,400,755
Merrill Lynch & Co., Inc. (f) 5.450% 2/05/13	1,595,000	1,673,216
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	427,819
Morgan Stanley FRN (f) 0.654% 2/10/12	2,520,000	2,536,256
Morgan Stanley FRN 0.736% 3/13/12	1,050,000	1,055,365
Morgan Stanley 4.200% 11/20/14	1,765,000	1,742,828
Morgan Stanley 5.450% 1/09/17	330,000	327,128
Morgan Stanley Series F 6.625% 4/01/18	1,000,000	1,048,134
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	214,934
SLM Corp. 5.000% 10/01/13	425,000	406,286
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	306,144
Textron Financial Corp. 5.125% 11/01/10	960,000	966,786
Virgin Media Secured Finance PLC (b) (f) 6.500% 1/15/18	1,830,000	1,797,975
		64,504,407
Electric – 2.3%
Allegheny Energy Supply 7.800% 3/15/11	250,000	262,325
Allegheny Energy Supply (b) 8.250% 4/15/12	325,000	355,019
Ameren Corp. 8.875% 5/15/14	910,000	1,054,906
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	260,000	301,627
CMS Energy Corp. 6.250% 2/01/20	715,000	680,249
CMS Energy Corp. 6.300% 2/01/12	145,000	149,415
CMS Energy Corp. 8.500% 4/15/11	2,300,000	2,373,124
Entergy Gulf States, Inc. 5.250% 8/01/15	565,000	565,743
Exelon Generation Co. LLC 5.200% 10/01/19	785,000	835,070
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	897,284
IPALCO Enterprises, Inc 8.625% 11/14/11	1,765,000	1,835,600
Kansas Gas & Electric Co. 5.647% 3/29/21	323,285	347,372
Kiowa Power Partners LLC (b) 4.811% 12/30/13	195,652	202,023
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	344,458	351,348
Monongahela Power 6.700% 6/15/14	380,000	425,215
Nevada Power Co. Series L 5.875% 1/15/15	470,000	523,721
Nevada Power Co. Series N 6.650% 4/01/36	550,000	625,383
NRG Energy, Inc. 8.500% 6/15/19	650,000	660,563
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	70,431
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	617,990
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	590,158
PPL Energy Supply LLC 6.300% 7/15/13	630,000	698,587
Tampa Electric Co. 6.375% 8/15/12	630,000	685,639
Tenaska Oklahoma (b) 6.528% 12/30/14	281,908	273,583
TransAlta Corp. (f) 4.750% 1/15/15	1,735,000	1,826,873
TransAlta Corp. (f) 5.750% 12/15/13	1,010,000	1,100,575
TransAlta Corp. 6.650% 5/15/18	505,000	562,620
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	362,035	393,773
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	480,000	571,181
Union Electric Co. 6.700% 2/01/19	505,000	587,040
Virginia Electric and Power Co. Series D 6.350% 11/30/37	640,000	745,366

The accompanying notes are an integral part of the financial statements.

26

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$380,000	$414,312
		21,584,115
Electrical Components & Equipment – 0.1%
Anixter International Inc. 5.950% 3/01/15	600,000	572,250
Electronics – 0.4%
Amphenol Corp. 4.750% 11/15/14	1,095,000	1,160,290
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	749,213
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,183,313
		4,092,816
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	550,000	567,391
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,080,931
		1,648,322
Environmental Controls – 0.6%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	695,000	711,773
Allied Waste North America, Inc. 6.500% 11/15/10	1,065,000	1,086,659
Allied Waste North America, Inc. 6.875% 6/01/17	1,975,000	2,152,750
Republic Services, Inc. (b) 5.000% 3/01/20	1,095,000	1,135,424
Republic Services, Inc. (b) 5.250% 11/15/21	435,000	457,685
Waste Management, Inc. 6.100% 3/15/18	90,000	102,579
		5,646,870
Foods – 1.0%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	557,808
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,168,590
General Mills, Inc. 5.400% 6/15/40	800,000	850,642
Kellogg Co. 5.125% 12/03/12	715,000	776,655
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,161,022
Kraft Foods, Inc. 5.375% 2/10/20	1,140,000	1,221,568
Kraft Foods, Inc. 6.500% 2/09/40	1,215,000	1,358,770
Kraft Foods, Inc. 6.750% 2/19/14	1,050,000	1,207,134
The Kroger Co. 7.500% 1/15/14	305,000	356,443
Sara Lee Corp. 3.875% 6/15/13	175,000	184,678
		8,843,310
Forest Products & Paper – 0.5%
International Paper Co. 7.300% 11/15/39	765,000	843,589
International Paper Co. 9.375% 5/15/19	700,000	904,115
The Mead Corp. 7.550% 3/01/47	1,030,000	923,299
Rock-Tenn Co. 5.625% 3/15/13	120,000	120,600
Rock-Tenn Co. 8.200% 8/15/11	495,000	516,656
Rock-Tenn Co. 9.250% 3/15/16	1,166,000	1,250,535
Verso Paper Holdings LLC 11.500% 7/01/14	355,000	382,513
		4,941,307
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	489,564
Southwest Gas Corp. 8.375% 2/15/11	255,000	265,071
		754,635
Hand & Machine Tools – 0.1%
Black & Decker Corp. 8.950% 4/15/14	420,000	511,141
Kennametal, Inc. 7.200% 6/15/12	859,000	913,161
		1,424,302
Health Care - Products – 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	495,000	557,651
Beckman Coulter, Inc. 7.000% 6/01/19	395,000	469,955
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,603,185
Boston Scientific Corp. 6.000% 1/15/20	650,000	645,338
Covidien International Finance SA 5.450% 10/15/12	840,000	916,271
Covidien International Finance SA 6.550% 10/15/37	460,000	556,536
Johnson & Johnson 5.850% 7/15/38	175,000	205,864
		5,954,800
Health Care - Services – 0.3%
CIGNA Corp. 5.125% 6/15/20	450,000	468,369
HCA, Inc. (b) 7.875% 2/15/20	1,010,000	1,039,037
Roche Holdings, Inc. (b) 5.000% 3/01/14	630,000	698,846
Roche Holdings, Inc. (b) 6.000% 3/01/19	170,000	198,032
Roche Holdings, Inc. (b) 7.000% 3/01/39	680,000	884,608
		3,288,892
Holding Company - Diversified – 0.4%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	725,000	772,662
Kansas City Southern Railway 13.000% 12/15/13	913,000	1,095,600
Leucadia National Corp. (f) 7.750% 8/15/13	1,680,000	1,747,200
		3,615,462
Home Builders – 0.2%
Plute Group, Inc. 6.250% 2/15/13	1,940,000	1,978,800
Home Furnishing – 0.2%
Whirlpool Corp. 6.125% 6/15/11	1,595,000	1,651,712
Whirlpool Corp. 8.600% 5/01/14	220,000	259,381
		1,911,093
Household Products – 0.2%
Fortune Brands, Inc. 3.000% 6/01/12	2,025,000	2,049,395
Housewares – 0.0%
Toro Co. 7.800% 6/15/27	235,000	255,676

The accompanying notes are an integral part of the financial statements.

27

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance – 1.6%
Aflac, Inc. 8.500% 5/15/19	$285,000	$342,905
The Allstate Corp. 5.550% 5/09/35	630,000	619,350
The Allstate Corp. 7.450% 5/16/19	90,000	106,071
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	745,000	788,867
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,060,000	2,121,411
CNA Financial Corp. 7.350% 11/15/19	670,000	711,971
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,100,000	2,081,459
Lincoln National Corp. 4.300% 6/15/15	425,000	432,273
Lincoln National Corp. 6.300% 10/09/37	335,000	323,966
Lincoln National Corp. 7.000% 6/15/40	1,040,000	1,095,375
Lincoln National Corp. 8.750% 7/01/19	670,000	821,144
MetLife Global Funding I (b) 2.875% 9/17/12	1,050,000	1,074,947
MetLife, Inc. Series A 6.817% 8/15/18	145,000	164,002
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	355,584
Prudential Financial, Inc. 3.625% 9/17/12	925,000	952,724
Prudential Financial, Inc. 3.875% 1/14/15	615,000	619,375
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,259,563
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	608,418
		14,479,405
Investment Companies – 0.2%
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	1,335,000	1,361,700
Xstrata Finance Canada (b) 5.800% 11/15/16	240,000	257,277
		1,618,977
Iron & Steel – 1.3%
AK Steel Corp. 7.625% 5/15/20	115,000	111,550
Allegheny Technologies, Inc. 8.375% 12/15/11	280,000	292,433
Allegheny Technologies, Inc. 9.375% 6/01/19	95,000	112,173
ArcelorMittal 7.000% 10/15/39	1,440,000	1,521,009
ArcelorMittal 9.000% 2/15/15	2,010,000	2,364,678
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,973,748
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,695,000	1,642,640
Steel Dynamics, Inc. (f) 7.375% 11/01/12	3,745,000	3,876,075
		11,894,306
Lodging – 0.1%
Marriott International, Inc. 6.200% 6/15/16	945,000	993,792
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	44,000	45,650
		1,039,442
Machinery - Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	1,017,000	1,047,510
Roper Industries, Inc. 6.625% 8/15/13	765,000	861,886
		1,909,396
Manufacturing – 1.1%
Cooper US, Inc. 6.100% 7/01/17	535,000	611,936
General Electric Co. 5.250% 12/06/17	335,000	364,281
Illinois Tool Works, Inc. 5.150% 4/01/14	550,000	617,346
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	367,642
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	731,002
ITT Corp. 4.900% 5/01/14	470,000	512,154
ITT Corp. 6.125% 5/01/19	470,000	541,691
Siemens Financieringsmaatschappij NV (b) 5.750% 10/17/16	840,000	950,996
Textron, Inc. 6.200% 3/15/15	1,050,000	1,130,118
Textron, Inc. 7.250% 10/01/19	730,000	833,388
Tyco Electronics Group SA 6.000% 10/01/12	830,000	896,319
Tyco Electronics Group SA 6.550% 10/01/17	275,000	315,813
Tyco Electronics Group SA 7.125% 10/01/37	335,000	379,122
Tyco International Finance SA 4.125% 10/15/14	925,000	981,887
Tyco International Finance SA 8.500% 1/15/19	330,000	426,593
Tyco International Group SA 6.875% 1/15/21	510,000	612,412
		10,272,700
Media – 1.4%
CBS Corp. 6.625% 5/15/11	74,000	77,128
CBS Corp. 7.875% 7/30/30	315,000	364,710
Comcast Corp. 6.400% 5/15/38	190,000	204,701
Comcast Corp. 6.500% 1/15/15	335,000	384,493
Comcast Corp. 6.950% 8/15/37	515,000	585,826
Cox Communications, Inc. 6.750% 3/15/11	400,000	413,356
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	1,260,000	1,376,406
McGraw-Hill Cos., Inc. 5.375% 11/15/12	630,000	679,077
NBC Universal, Inc. (b) 5.150% 4/30/20	1,010,000	1,053,418

The accompanying notes are an integral part of the financial statements.

28

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBC Universal, Inc. (b) 6.400% 4/30/40	$65,000	$69,433
News America, Inc. 6.900% 8/15/39	420,000	482,008
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,612,800
Thomson Corp. 5.700% 10/01/14	1,250,000	1,394,059
Thomson Reuters Corp. 5.950% 7/15/13	335,000	374,511
Time Warner Cable, Inc. 5.400% 7/02/12	290,000	309,771
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,088,152
Time Warner Cable, Inc. 7.500% 4/01/14	590,000	685,519
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	92,235
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	410,065
Time Warner, Inc. 5.875% 11/15/16	710,000	800,387
Viacom, Inc. 6.250% 4/30/16	265,000	300,576
		12,758,631
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	875,000	958,115
Mining – 1.7%
Corporacion Nacional del Cobre de Chile (b) 5.500% 10/15/13	420,000	460,186
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,280,000	1,408,000
Freeport-McMoRan Corp. 8.750% 6/01/11	1,010,000	1,074,243
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,028,666
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	805,000	882,000
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	610,000	800,484
Teck Resources Ltd. 7.000% 9/15/12	335,000	360,307
Teck Resources Ltd. 9.750% 5/15/14	1,730,000	2,044,542
Teck Resources Ltd. 10.250% 5/15/16	840,000	991,200
Teck Resources Ltd. 10.750% 5/15/19	545,000	667,788
Vale Overseas Ltd. 5.625% 9/15/19	1,095,000	1,155,339
Vale Overseas Ltd. 6.250% 1/11/16	770,000	842,810
Vale Overseas Ltd. 6.250% 1/23/17	380,000	413,903
Vale Overseas Ltd. 6.875% 11/10/39	1,670,000	1,744,646
Vale Overseas Ltd. 7.750% 5/15/12	1,680,000	1,828,356
		15,702,470
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	475,000	491,766
Xerox Corp. 5.500% 5/15/12	295,000	314,455
Xerox Corp. 5.625% 12/15/19	85,000	90,450
Xerox Corp. (f) 8.250% 5/15/14	1,260,000	1,476,904
		2,373,575
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	2,355,000	2,403,508
Oil & Gas – 1.9%
Cenovus Energy, Inc. (b) 4.500% 9/15/14	1,135,000	1,212,394
Cenovus Energy, Inc. (b) 5.700% 10/15/19	540,000	589,811
Cenovus Energy, Inc. (b) 6.750% 11/15/39	545,000	625,718
ConocoPhillips 6.500% 2/01/39	475,000	573,619
Devon Energy Corp. 6.300% 1/15/19	260,000	301,206
EQT Corp. 8.125% 6/01/19	690,000	811,683
Mobil Corp. (f) 8.625% 8/15/21	840,000	1,199,115
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	400,000	445,600
Motiva Enterprises LLC (b) 5.750% 1/15/20	820,000	902,264
Motiva Enterprises LLC (b) 6.850% 1/15/40	655,000	748,576
Newfield Exploration Co. (f) 6.875% 2/01/20	2,385,000	2,313,450
Noble Holding International Ltd. 7.375% 3/15/14	870,000	979,475
Pemex Project Funding Master Trust (f) 6.625% 6/15/35	140,000	143,998
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,148,825
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,082,127
Shell International Finance 5.625% 6/27/11	65,000	68,119
Shell International Finance BV 5.500% 3/25/40	325,000	346,104
Talisman Energy, Inc. 7.750% 6/01/19	545,000	669,087
Tesoro Corp. 6.500% 6/01/17	275,000	251,625
Transocean, Inc., Convertible 1.500% 12/15/37	460,000	408,250
Valero Energy Corp. 4.500% 2/01/15	925,000	950,486
Valero Energy Corp. 6.125% 2/01/20	800,000	822,077
XTO Energy, Inc. 4.900% 2/01/14	840,000	924,157
		17,517,766
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	156,188
Hornbeck Offshore Services, Inc. 7.125% 9/01/16	1,150,000	1,203,187
		1,359,375
Packaging & Containers – 0.8%
Bemis Co., Inc. 6.800% 8/01/19	840,000	970,349
Packaging Corporation of America 5.750% 8/01/13	848,000	914,172
Pactiv Corp. 5.875% 7/15/12	290,000	300,772

The accompanying notes are an integral part of the financial statements.

29

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pactiv Corp. 6.400% 1/15/18	$799,000	$841,804
Sealed Air Corp. (b) 5.625% 7/15/13	1,260,000	1,318,081
Sealed Air Corp. (b) 6.875% 7/15/33	200,000	184,950
Sealed Air Corp. (b) 7.875% 6/15/17	1,050,000	1,097,548
Sonoco Products Co. 6.500% 11/15/13	1,260,000	1,386,577
		7,014,253
Pharmaceuticals – 0.6%
Abbott Laboratories 5.300% 5/27/40	330,000	346,313
Abbott Laboratories 5.600% 11/30/17	380,000	441,091
Eli Lilly & Co. 5.950% 11/15/37	175,000	199,804
Mead Johnson Nutrition Co. (b) 4.900% 11/01/19	1,010,000	1,067,995
Mead Johnson Nutrition Co. (b) 5.900% 11/01/39	590,000	630,398
Merck & Co., Inc. 5.850% 6/30/39	180,000	207,548
Mylan, Inc. (b) 7.625% 7/15/17	550,000	561,000
Mylan, Inc. (b) 7.875% 7/15/20	860,000	877,200
Pfizer, Inc. 7.200% 3/15/39	395,000	519,259
Wyeth 6.000% 2/15/36	360,000	404,343
		5,254,951
Pipelines – 2.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	206,802
CenterPoint Energy Resources Corp. 6.125% 11/01/17	840,000	929,609
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	885,000	938,240
DCP Midstream LLC (b) 9.750% 3/15/19	35,000	45,014
Duke Energy Field Services Corp. 7.875% 8/16/10	505,000	508,702
Enbridge, Inc. 5.800% 6/15/14	1,010,000	1,126,511
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,268,669
Enogex LLC (b) 6.875% 7/15/14	1,595,000	1,751,780
Enterprise Products Operating LP 7.500% 2/01/11	165,000	169,969
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	190,000	200,361
Kern River Funding Corp. (b) 4.893% 4/30/18	633,601	689,588
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	201,526
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	152,861
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	185,963
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	628,908
NGPL PipeCo LLC (b) 6.514% 12/15/12	2,000,000	1,991,594
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	125,000	129,906
Plains All American Pipeline LP 4.250% 9/01/12	1,430,000	1,494,002
Plains All American Pipeline LP 5.625% 12/15/13	495,000	538,201
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	630,000	670,417
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	415,000	437,199
Southern Natural Gas Co. (b) 5.900% 4/01/17	310,000	328,434
Texas Eastern Transmission LP (b) 6.000% 9/15/17	230,000	262,974
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	141,327
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	505,000	567,954
The Williams Cos., Inc. FRN (b) (f) 2.533% 10/01/10	3,110,000	3,109,403
Williams Partners LP (b) 5.250% 3/15/20	1,415,000	1,446,932
		20,122,846
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	460,000	491,285
Real Estate Investment Trusts (REITS) – 0.4%
Boston Properties LP 5.000% 6/01/15	170,000	176,283
Mack-Cali Realty LP 7.750% 8/15/19	515,000	605,187
ProLogis 5.625% 11/15/16	2,170,000	2,040,043
Senior Housing Properties Trust 8.625% 1/15/12	105,000	108,675
Simon Property Group LP 4.200% 2/01/15	190,000	195,244
Simon Property Group LP 5.650% 2/01/20	590,000	624,844
		3,750,276
Regional (State & Province) – 0.1%
Pennsylvania Higher Education Assistance Agency Series B-1 0.148% 4/25/44	1,275,000	994,500
Retail – 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	598,604
CVS Pass-Through Trust (b) 7.507% 1/10/32	9,938	11,443
J.C. Penney Co., Inc. 5.650% 6/01/20	1,400,000	1,368,500
J.C. Penney Corp., Inc. 7.950% 4/01/17	135,000	149,850
Lowe's Cos., Inc. 5.600% 9/15/12	355,000	388,939
Macy's Retail Holdings, Inc. 7.500% 6/01/15	260,000	278,200
McDonald's Corp. 6.300% 10/15/37	200,000	242,554

The accompanying notes are an integral part of the financial statements.

30

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordstrom, Inc. 6.750% 6/01/14	$250,000	$290,518
Staples, Inc. 9.750% 1/15/14	1,050,000	1,288,011
Target Corp. 7.000% 1/15/38	475,000	606,790
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	854,564
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	623,706
		6,701,679
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	1,175,000	1,175,217
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	5,625
		1,180,842
Software – 0.4%
CA, Inc. 5.375% 12/01/19	355,000	376,350
Fiserv, Inc. 6.125% 11/20/12	1,973,000	2,163,444
Oracle Corp. 6.125% 7/08/39	895,000	1,046,767
		3,586,561
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	1,780,000	1,806,700
Telecommunications – 2.0%
America Movil SAB de CV (b) 5.000% 3/30/20	500,000	516,586
America Movil SAB de CV (b) 6.125% 3/30/40	525,000	548,222
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,258,884
British Telecom PLC STEP 9.875% 12/15/30	495,000	604,108
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	870,000	1,019,947
CenturyTel, Inc. 5.500% 4/01/13	840,000	879,218
CenturyTel, Inc. 6.150% 9/15/19	560,000	548,308
Cisco Systems, Inc. 5.500% 1/15/40	345,000	361,598
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	613,556
Embarq Corp. 7.082% 6/01/16	780,000	831,526
Embarq Corp. 7.995% 6/01/36	145,000	143,901
Qwest Corp. 7.875% 9/01/11	965,000	1,003,600
Qwest Corp. 8.875% 3/15/12	2,295,000	2,461,387
Rogers Communications, Inc. 5.500% 3/15/14	190,000	209,797
Rogers Communications, Inc. 6.375% 3/01/14	345,000	391,702
Rogers Communications, Inc. 6.800% 8/15/18	375,000	443,290
Rogers Communications, Inc. 7.500% 8/15/38	50,000	63,082
Telecom Italia Capital 6.000% 9/30/34	115,000	98,525
Telecom Italia Capital 6.175% 6/18/14	910,000	951,348
Verizon Communications, Inc. 7.350% 4/01/39	420,000	516,375
Verizon Communications, Inc. 8.750% 11/01/18	645,000	838,483
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	311,538
Verizon New England, Inc. 6.500% 9/15/11	615,000	649,500
Windstream Corp. (b) (f) 7.875% 11/01/17	1,100,000	1,073,875
Windstream Corp. (f) 8.125% 8/01/13	2,100,000	2,170,875
		18,509,231
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	210,000	221,025
Transportation – 0.7%
Bristow Group, Inc. (f) 7.500% 9/15/17	2,660,000	2,540,300
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	810,367
Canadian National Railway Co. 5.850% 11/15/17	200,000	230,907
Canadian National Railway Co. 6.375% 11/15/37	275,000	334,126
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,202,613
CSX Corp. (f) 7.250% 5/01/27	50,000	59,090
Ryder System, Inc. 5.000% 6/15/12	460,000	486,881
Union Pacific Corp. 5.375% 6/01/33	520,000	514,127
		6,178,411
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	1,135,000	1,194,855
GATX Corp. 4.750% 5/15/15	315,000	328,447
GATX Corp. 8.750% 5/15/14	1,145,000	1,348,835
		2,872,137
TOTAL CORPORATE DEBT (Cost $345,463,019)		367,073,657
MUNICIPAL OBLIGATIONS – 0.5%
Access Group, Inc., Delaware 0.467% 9/01/37	820,000	741,280
North Texas Tollway Authority 6.718% 1/01/49	2,015,000	2,178,658
State of California 5.950% 4/01/16	410,000	435,486
State of California 7.550% 4/01/39	120,000	128,766
Tennessee Valley Authority 5.250% 9/15/39	750,000	821,546
		4,305,736
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,028,341)		4,305,736

The accompanying notes are an integral part of the financial statements.

31

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.4%
Automobile ABS – 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.488% 8/20/13	$1,305,000	$1,247,807
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/16/12	990,000	990,358
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	631,336	632,311
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	963,230	963,074
Hertz Vehicle Financing LLC, Series 2006-1A, Class A FRN (b) 0.568% 3/20/12	1,595,000	1,578,660
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	650,000	650,251
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	1,200,000	1,199,897
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	281,232	282,186
		7,544,544
Commercial MBS – 5.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	2,040,000	2,081,336
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	2,310,000	2,380,855
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,671,908
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,382,768
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,115,000	1,136,434
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	840,000	856,722
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	445,454
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,480,000	2,625,852
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	590,000	602,308
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,100,000	2,117,630
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,535,000	1,549,595
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,410,000	1,452,656
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	1,725,000	1,767,188
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.609% 2/15/39	1,145,000	1,185,430
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	1,385,000	594,685
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	800,000	832,692
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.086% 7/10/38	579,000	603,466
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (f) 5.407% 5/15/41	2,880,000	2,995,795
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,266,690
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	1,040,000	1,082,645
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	440,000	457,883

The accompanying notes are an integral part of the financial statements.

32

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$1,060,000	$1,038,498
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,485,475
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.104% 6/12/46	1,305,000	1,388,263
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,083,608
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,935,000	1,982,286
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.457% 1/11/43	1,680,000	1,772,600
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (f) 6.072% 8/15/39	3,005,000	3,208,871
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,153,286
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (f) 6.055% 2/15/51	2,060,000	2,133,651
		46,336,530
Home Equity ABS – 0.7%
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.747% 11/25/50	276,658	251,166
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.707% 7/25/35	1,131,031	1,005,578
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.847% 1/25/36	475,000	374,310
Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.877% 1/25/35	1,061,462	995,675
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.937% 12/25/34	399,844	361,890
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 1.007% 3/25/35	1,425,000	1,028,391
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.947% 2/25/35	874,759	795,153
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.457% 7/25/37	1,406,579	1,300,239
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.797% 3/25/35	925,000	744,179
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,255	2,156
		6,858,737
Student Loans ABS – 2.0%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.777% 7/25/35	864,665	662,309
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $582,175), Series 2005-2A, Class 2B1 FRN (b) (d) 1.254% 9/20/10	570,000	565,725
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.447% 5/25/36	474,953	452,580
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	1,840,549	1,824,005
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	674,000	659,764
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	625,000	611,799
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	1,500,000	1,280,301
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	875,000	845,469
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.837% 12/15/17	1,376,085	1,375,179
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (b) (d) 1.139% 6/20/14	1,175,000	567,995
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1/27/42	715,000	693,550
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 12/17/46	1,525,000	1,220,000

The accompanying notes are an integral part of the financial statements.

33

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.716% 7/27/20	$1,638,430	$1,640,019
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.816% 1/25/21	1,260,000	1,139,315
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	1,680,000	1,458,857
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	350,000	349,807
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	979,157	825,086
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.854% 12/15/16	780,000	779,570
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.514% 10/28/28	582,269	576,589
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 7/01/42	870,000	641,625
		18,169,544
WL Collateral CMO – 0.9%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.428% 7/20/36	256,197	246,377
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.871% 8/25/34	251,372	217,994
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	46,540	37,988
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	27,326	20,547
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.549% 8/25/34	60,547	53,976
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.538% 1/19/38	907,720	496,744
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.457% 5/25/37	812,886	392,150
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.153% 8/25/34	122,913	82,796
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.597% 8/25/36	309,172	217,966
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.028% 7/25/33	9,131	8,743
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.583% 2/25/34	18,424	16,492
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	1,068	942
Morgan Stanley Reremic Trust 3.000% 7/17/56	4,728,491	4,695,958
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.527% 6/25/46	1,758,616	693,341
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.537% 4/25/46	1,081,699	517,954
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.826% 3/25/34	81,437	70,369
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	123,287	123,385
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.819% 4/25/44	217,979	126,449
		8,020,171
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.690% 6/25/32	75,057	62,935
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,969,862)		86,992,461
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Colombia Government International Bond 7.375% 3/18/19	420,000	491,400
Peruvian Government International Bond 6.550% 3/14/37	405,000	446,513
Poland Government International Bond 6.375% 7/15/19	690,000	753,825
Province of Quebec Canada 7.500% 9/15/29	390,000	526,261
Republic of Brazil 5.625% 1/07/41	1,315,000	1,291,987
Republic of Brazil International Bond 5.875% 1/15/19	876,000	961,410

The accompanying notes are an integral part of the financial statements.

34

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 6.750% 9/27/34	$685,000	$786,037
		5,257,433
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,025,471)		5,257,433
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 33.0%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	268,712	303,003
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	215,037	246,297
		549,300
Pass-Through Securities – 32.9%
Federal Home Loan Mortgage Corp.
Pool #G08330 4.500% 1/01/39	30,636	31,784
Pool #A84097 4.500% 1/01/39	29,669	30,781
Pool #A84432 4.500% 2/01/39	830,230	861,332
Pool #A84277 4.500% 2/01/39	38,144	39,573
Pool #A90421 4.500% 12/01/39	301,511	312,664
Pool #A90988 4.500% 2/01/40	1,183,600	1,227,384
Pool #G05849 4.500% 5/01/40	46,550,333	48,272,332
Pool #A92240 4.500% 5/01/40	7,191,281	7,457,303
Pool #C01283 5.500% 11/01/31	352,900	380,071
Pool #E85389 6.000% 9/01/16	93,081	101,167
Pool #G11431 6.000% 2/01/18	61,072	66,378
Pool #E85301 6.500% 9/01/16	121,174	131,652
Pool #E85032 6.500% 9/01/16	28,723	31,096
Pool #E85409 6.500% 9/01/16	147,511	160,020
Pool #C01079 7.500% 10/01/30	8,703	9,934
Pool #C01135 7.500% 2/01/31	33,481	38,201
Pool #554904 9.000% 3/01/17	433	485
Federal Home Loan Mortgage Corp. TBA(g) Pool #4683 4.500% 11/01/38	9,500,000	9,703,359
Federal National Mortgage Association
Pool #775539 2.487% 5/01/34	448,256	467,444
Pool #725692 3.504% 10/01/33	701,071	726,373
Pool #888586 3.510% 10/01/34	810,103	843,028
Pool #254863 4.000% 8/01/13	43,659	44,866
Pool #AC6939 4.000% 12/01/24	239,412	249,250
Pool #AC7686 4.000% 12/01/24	106,525	110,903
Pool #932359 4.000% 1/01/25	358,685	373,425
Pool #AC8929 4.000% 1/01/25	389,201	405,195
Pool #AD1745 4.000% 1/01/25	1,880,427	1,957,701
Pool #AD1149 4.000% 1/01/25	70,938	73,853
Pool #926190 4.000% 2/01/25	2,000,001	2,082,189
Pool #932557 4.000% 2/01/25	1,407,141	1,464,966
Pool #932559 4.000% 2/01/25	286,380	298,149
Pool #AA5289 4.000% 2/01/25	128,650	133,937
Pool #AC9708 4.000% 2/01/25	195,626	203,665
Pool #AD1017 4.000% 2/01/25	999,979	1,041,072
Pool #AD2103 4.000% 2/01/25	354,857	369,439
Pool #AD2761 4.000% 2/01/25	1,820,918	1,895,747
Pool #AD3624 4.000% 2/01/25	449,271	467,733
Pool #AD3689 4.000% 2/01/25	989,045	1,030,307
Pool #932659 4.000% 3/01/25	1,000,049	1,041,145
Pool #AC6707 4.000% 3/01/25	808,783	842,019
Pool #AC9740 4.000% 3/01/25	521,149	542,565
Pool #AD2331 4.000% 3/01/25	1,059,130	1,102,654
Pool #AD2344 4.000% 3/01/25	103,883	108,152
Pool #AD2351 4.000% 3/01/25	3,000,003	3,123,284
Pool #AD2717 4.000% 3/01/25	500,000	520,547
Pool #AD2718 4.000% 3/01/25	296,282	308,457
Pool #AD4538 4.000% 3/01/25	50,436	52,509
Pool #AD4775 4.000% 3/01/25	518,669	539,983
Pool #AD3828 4.000% 4/01/25	83,898	87,346
Pool #AD4639 4.000% 4/01/25	3,000,001	3,123,283
Pool #AD2488 4.000% 5/01/25	614,980	640,252
Pool #AD3541 4.000% 5/01/25	726,004	755,838
Pool #AD4105 4.000% 5/01/25	127,712	132,960
Pool #AD4088 4.000% 5/01/25	492,921	513,177
Pool #AD5081 4.000% 5/01/25	497,604	518,053
Pool #AD5770 4.000% 5/01/25	2,776,071	2,890,150
Pool #AD6583 4.000% 5/01/25	2,223,932	2,315,322
Pool #AD7034 4.000% 5/01/25	1,078,760	1,123,090
Pool #AD7661 4.000% 6/01/25	1,000,000	1,040,469
Pool #AD7885 4.000% 6/01/25	3,356,295	3,492,120
Pool #AD8900 4.000% 6/01/25	189,871	197,555
Pool #AD8912 4.000% 6/01/25	2,300,000	2,394,516
Pool #AD8232 4.000% 6/01/25	4,733,510	4,925,069
Pool #AC6715 4.000% 6/01/25	2,500,000	2,601,172
Pool #AC8324 4.000% 6/01/25	2,594,490	2,699,486
Pool #AD3583 4.000% 6/01/25	41,168	42,834
Pool #AD3388 4.000% 6/01/25	2,847,425	2,964,436
Pool #AD3666 4.000% 6/01/25	908,014	945,328
Pool #AD3979 4.000% 6/01/25	1,499,800	1,561,433
Pool #AD3975 4.000% 6/01/25	3,000,002	3,123,284
Pool #AD4701 4.000% 6/01/25	1,000,000	1,040,469
Pool #AD5556 4.000% 6/01/25	3,000,001	3,123,282

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD5567 4.000% 6/01/25	$191,218	$199,076
Pool #AD5811 4.000% 6/01/25	2,921,240	3,039,459
Pool #AD6585 4.000% 6/01/25	2,000,000	2,080,938
Pool #AD7349 4.000% 6/01/25	2,000,000	2,080,938
Pool #AD7551 4.000% 6/01/25	5,000,000	5,205,469
Pool #AD7542 4.000% 6/01/25	3,000,000	3,123,281
Pool #AD7740 4.000% 7/01/25	343,852	357,767
Pool #AD8145 4.000% 7/01/25	1,000,000	1,041,094
Pool #AD3987 4.000% 7/01/25	1,999,800	2,081,979
Pool #AD3992 4.000% 7/01/25	2,200,400	2,290,823
Pool #AD6018 4.000% 7/01/25	1,000,000	1,040,469
Pool #906209 5.000% 1/01/37	14,212	15,055
Pool #912505 5.000% 3/01/37	193,452	204,931
Pool #975431 5.000% 3/01/38	196,517	208,301
Pool #AA2534 5.000% 3/01/39	397,409	420,989
Pool #AA3892 5.000% 3/01/39	244,632	259,301
Pool #AB0528 5.000% 4/01/39	1,463,440	1,550,274
Pool #932282 5.000% 12/01/39	444,363	471,008
Pool #935792 5.000% 12/01/39	423,392	448,514
Pool #932672 5.000% 3/01/40	393,946	417,321
Pool #AC9868 5.000% 3/01/40	433,818	459,627
Pool #AD5355 5.000% 4/01/40	3,995,252	4,232,314
Pool #AD4564 5.000% 4/01/40	635,183	672,872
Pool #AD4841 5.000% 4/01/40	498,271	527,837
Pool #AD7865 5.000% 5/01/40	744,137	788,291
Pool #AE0032 5.000% 5/01/40	490,011	519,086
Pool #926240 5.000% 5/01/40	728,450	771,674
Pool #AA6433 5.000% 5/01/40	630,239	667,634
Pool #AC1025 5.000% 5/01/40	997,765	1,056,968
Pool #AC5852 5.000% 5/01/40	847,774	898,607
Pool #AC5854 5.000% 5/01/40	725,128	768,267
Pool #AC6048 5.000% 5/01/40	998,694	1,057,952
Pool #AC7367 5.000% 5/01/40	189,762	201,022
Pool #MA0426 5.000% 5/01/40	697,247	738,619
Pool #AD2160 5.000% 5/01/40	399,402	423,101
Pool #AD4375 5.000% 5/01/40	106,083	112,377
Pool #AD4166 5.000% 5/01/40	610,491	646,715
Pool #AD4595 5.000% 5/01/40	140,000	148,307
Pool #AD4666 5.000% 5/01/40	965,166	1,022,435
Pool #AD4899 5.000% 5/01/40	4,993,810	5,290,122
Pool #AD5912 5.000% 5/01/40	198,548	210,329
Pool #AD6335 5.000% 5/01/40	1,311,907	1,389,750
Pool #AD6500 5.000% 5/01/40	693,306	734,443
Pool #AD6577 5.000% 5/01/40	998,836	1,058,103
Pool #AD6880 5.000% 5/01/40	365,724	387,425
Pool #AD7046 5.000% 5/01/40	32,867	34,817
Pool #AD8462 5.000% 6/01/40	467,355	495,086
Pool #AD8670 5.000% 6/01/40	526,308	557,537
Pool #AD8834 5.000% 6/01/40	212,731	225,354
Pool #AD8835 5.000% 6/01/40	1,000,000	1,059,336
Pool #AC2293 5.000% 6/01/40	3,729,132	3,950,403
Pool #AC2474 5.000% 6/01/40	315,822	334,562
Pool #AC9017 5.000% 6/01/40	3,302,315	3,498,261
Pool #AD2708 5.000% 6/01/40	500,000	529,668
Pool #AD3372 5.000% 6/01/40	998,688	1,057,946
Pool #AD3392 5.000% 6/01/40	1,148,574	1,216,726
Pool #AD4390 5.000% 6/01/40	18,804,353	19,920,126
Pool #AD3981 5.000% 6/01/40	500,000	529,668
Pool #AD4173 5.000% 6/01/40	996,803	1,055,949
Pool #AD4184 5.000% 6/01/40	500,000	529,668
Pool #AD5552 5.000% 6/01/40	998,999	1,058,276
Pool #AD5799 5.000% 6/01/40	182,873	193,724
Pool #AD5927 5.000% 6/01/40	684,178	724,774
Pool #AD5955 5.000% 6/01/40	787,269	833,982
Pool #AD6845 5.000% 6/01/40	1,602,712	1,697,810
Pool #AD6896 5.000% 6/01/40	1,000,000	1,059,336
Pool #AD8076 5.000% 6/01/40	1,288,041	1,364,669
Pool #255148 5.500% 2/01/14	3,091	3,258
Pool #522294 5.625% 7/15/37 (f)	6,375,000	7,403,439
Pool #587994 6.000% 6/01/16	28,679	31,154
Pool #253880 6.500% 7/01/16	106,911	115,719
Pool #575667 7.000% 3/01/31	59,419	66,770
Pool #572577 7.000% 4/01/31	10,653	11,969
Pool #497120 7.500% 8/01/29	1,104	1,258
Pool #507053 7.500% 9/01/29	2,778	3,158
Pool #529453 7.500% 1/01/30	11,111	12,675
Pool #531196 7.500% 2/01/30	760	867
Pool #532418 7.500% 2/01/30	7,446	8,484
Pool #530299 7.500% 3/01/30	3,026	3,447
Pool #536386 7.500% 4/01/30	634	723
Pool #535996 7.500% 6/01/31	32,701	37,298
Pool #523499 8.000% 11/01/29	6,475	7,421
Pool #252926 8.000% 12/01/29	1,091	1,251
Pool #532819 8.000% 3/01/30	564	648
Pool #537033 8.000% 4/01/30	5,314	6,102
Pool #534703 8.000% 5/01/30	3,742	4,293
Pool #253437 8.000% 9/01/30	745	855

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253481 8.000% 10/01/30	$455	$522
Pool #596656 8.000% 8/01/31	4,985	5,657
Pool #599652 8.000% 8/01/31	109,538	125,929
Pool #190317 8.000% 8/01/31	15,821	18,151
Pool #602008 8.000% 8/01/31	15,635	17,954
Pool #597220 8.000% 9/01/31	8,207	9,429
Government National Mortgage Association
Pool #008746 3.125% 11/20/25	13,205	13,560
Pool #080136 3.125% 11/20/27	2,614	2,687
Pool #712488 4.500% 6/15/39	840,672	877,550
Pool #714477 4.500% 6/15/39	839,810	876,650
Pool #698230 4.500% 6/15/39	14,232,887	14,857,244
Pool #718725 4.500% 8/15/39	839,467	876,292
Pool #705250 4.500% 8/15/39	839,430	876,253
Pool #705294 4.500% 8/15/39	838,784	875,579
Pool #716176 4.500% 10/15/39	839,014	875,819
Pool #722080 4.500% 11/15/39	14,584,072	15,223,835
Pool #718246 4.500% 11/15/39	838,836	875,633
Pool #718023 4.500% 11/15/39	825,089	861,284
Pool #722320 4.500% 11/15/39	837,562	874,303
Pool #723517 4.500% 12/15/39	653,036	681,682
Pool #730990 4.500% 1/15/40	9,210,438	9,614,474
Pool #737380 4.500% 3/15/40	14,393,237	15,024,628
Pool #733333 4.500% 4/15/40	837,606	874,349
Pool #741271 4.500% 5/15/40	3,440,254	3,591,168
Pool #369261 6.000% 12/15/23	3,147	3,450
Pool #544462 6.000% 4/15/31	2,024	2,239
Pool #371146 7.000% 9/15/23	2,118	2,356
Pool #352022 7.000% 11/15/23	32,167	35,721
Pool #374440 7.000% 11/15/23	2,513	2,794
Pool #491089 7.000% 12/15/28	40,626	45,419
Pool #483598 7.000% 1/15/29	13,952	15,563
Pool #480539 7.000% 4/15/29	873	977
Pool #488634 7.000% 5/15/29	3,308	3,703
Pool #500928 7.000% 5/15/29	15,169	16,967
Pool #478658 7.000% 5/15/29	9,073	10,159
Pool #498541 7.000% 6/15/29	10,267	11,366
Pool #509546 7.000% 6/15/29	17,613	19,725
Pool #499410 7.000% 7/15/29	3,262	3,654
Pool #508655 7.000% 7/15/29	533	596
Pool #510083 7.000% 7/15/29	6,732	7,531
Pool #493723 7.000% 8/15/29	19,835	22,215
Pool #507093 7.000% 8/15/29	5,833	6,538
Pool #516706 7.000% 8/15/29	758	846
Pool #505558 7.000% 9/15/29	2,943	3,295
Pool #581417 7.000% 7/15/32	54,803	61,764
Pool #591581 7.000% 8/15/32	17,609	19,846
Pool #316512 7.250% 11/20/21	44,125	49,225
Pool #210946 7.500% 3/15/17	8,592	9,515
Pool #203940 7.500% 4/15/17	17,978	19,715
Pool #181168 7.500% 5/15/17	7,982	8,840
Pool #193870 7.500% 5/15/17	13,067	14,319
Pool #192796 7.500% 6/15/17	1,582	1,746
Pool #226163 7.500% 7/15/17	15,804	17,522
Pool #385760 7.500% 6/15/24	1,022	1,151
New Valley Generation IV 4.687% 1/15/22	376,027	407,222
		303,252,939
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $294,951,678)		303,802,239
U.S. TREASURY OBLIGATIONS – 15.3%
U.S. Treasury Bonds & Notes – 15.3%
U.S. Treasury Bond (f) 4.375% 2/15/38	9,175,000	9,923,336
U.S. Treasury Bond 4.375% 5/15/40	850,000	919,461
U.S. Treasury Bond 5.375% 2/15/31	2,625,000	3,230,391
U.S. Treasury Note (f) 1.375% 2/15/12	21,535,000	21,831,948
U.S. Treasury Note 1.875% 4/30/14	230,000	234,187
U.S. Treasury Note (f) 2.500% 3/31/13	42,860,000	44,808,793
U.S. Treasury Note (f) 2.625% 2/29/16	48,625,000	50,040,065
U.S. Treasury Note (f) 3.500% 2/15/18	8,090,000	8,649,980
U.S. Treasury Principal Strip (f) 0.000% 2/15/28	3,515,000	1,730,069
		141,368,230
TOTAL U.S. TREASURY OBLIGATIONS (Cost $137,316,330)		141,368,230
TOTAL BONDS & NOTES (Cost $874,754,701)		908,799,756
TOTAL LONG-TERM INVESTMENTS (Cost $875,204,701)		909,152,946
SHORT-TERM INVESTMENTS – 3.0%
Commercial Paper – 3.0% (h)
BMW U.S. Capital LLC (b) 0.430% 7/08/10	12,000,000	11,998,997
ERAC USA Finance Co. (b) 0.400% 7/06/10	6,765,000	6,764,624
FPL Group Capital, Inc. (b) 0.500% 8/18/10	280,000	279,813

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

Principal Amount	Value
United Healthcare Co. (b) 0.420% 7/01/10	$8,150,000	$8,150,000
27,193,434
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	177,249	177,249
TOTAL SHORT-TERM INVESTMENTS (Cost $27,370,683)	27,370,683
TOTAL INVESTMENTS – 101.6% (Cost $902,575,384) (i)	936,523,629
Other Assets/ (Liabilities) – (1.6)%	(15,009,030)
NET ASSETS – 100.0%	$921,514,599

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $91,255,052 or 9.90% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $1,486,910 or 0.16% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2010, these securities amounted to a value of $70,729 or 0.01% of net assets.
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

38

MML Money Market Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 100.0%
Commercial Paper – 81.4%
7-Eleven, Inc. (a) 0.230% 7/02/10	$3,000,000	$2,999,981
7-Eleven, Inc. (a) 0.250% 7/16/10	625,000	624,935
Abbey National North America LLC 0.240% 7/01/10	4,100,000	4,100,000
Abbot Laboratories (a) 0.240% 8/02/10	1,000,000	999,787
American Honda Finance Corp. 0.260% 7/27/10	4,225,000	4,224,207
AT&T, Inc. (a) 0.190% 7/14/10	3,000,000	2,999,794
AT&T, Inc. (a) 0.200% 7/21/10	1,150,000	1,149,872
Baker Hughes, Inc. (a) 0.210% 7/28/10	4,200,000	4,199,338
Basin Electric Power Cooperative (a) 0.230% 7/22/10	1,500,000	1,499,799
Basin Electric Power Cooperative (a) 0.240% 8/02/10	2,700,000	2,699,424
BG Energy Finance, Inc. (a) 0.250% 7/06/10	4,175,000	4,174,855
Blackrock, Inc. (a) 0.220% 7/01/10	1,100,000	1,100,000
Blackrock, Inc. (a) 0.300% 7/06/10	3,000,000	2,999,875
Citigroup Funding, Inc. 0.310% 7/20/10	4,200,000	4,199,313
The Coca-Cola Co. (a) 0.240% 8/03/10	3,500,000	3,499,230
The Coca-Cola Co. (a) 0.300% 9/13/10	700,000	699,568
Conocophillips Qatar Ltd. (a) 0.250% 8/04/10	4,150,000	4,149,020
Covidien International Finance (a) 0.320% 7/12/10	4,250,000	4,249,584
Dell, Inc. 0.150% 7/19/10	2,325,000	2,324,826
DuPont E.I. De NeMours and Co. (a) 0.170% 7/14/10	3,000,000	2,999,816
E.ON AG (a) 0.300% 7/13/10	4,250,000	4,249,575
Emerson Electric Co. (a) 0.170% 7/29/10	4,200,000	4,199,445
General Electric Capital Corp. 0.330% 8/13/10	4,100,000	4,098,384
Hewlett-Packard Co. (a) 0.180% 7/08/10	4,100,000	4,099,856
HSBC Finance Corp. 0.380% 8/16/10	4,150,000	4,147,985
Illinois Tool Works, Inc. (a) 0.180% 7/07/10	2,400,000	2,399,928
International Business Machines Corp. (a) 0.160% 7/07/10	3,300,000	3,299,912
JPMorgan Chase & Co. 0.260% 7/26/10	4,200,000	4,199,242
Medtronic, Inc. (a) 0.190% 7/19/10	2,350,000	2,349,777
Merck & Co., Inc. (a) 0.200% 7/15/10	2,500,000	2,499,805
Merck & Co., Inc. (a) 0.330% 9/22/10	1,700,000	1,698,707
Microsoft Corp. (a) 0.210% 7/21/10	250,000	249,971
National Rural Utilities Cooperative Finance Corp. 0.240% 7/16/10	2,825,000	2,824,717
National Rural Utilities Cooperative Finance Corp. 0.270% 8/05/10	1,400,000	1,399,632
Nestle Capital Corp. (a) 0.230% 7/14/10	2,400,000	2,399,801
Nestle Capital Corp. (a) 0.300% 9/28/10	1,800,000	1,798,665
Nokia Corp. (a) 0.280% 7/07/10	4,100,000	4,099,809
NSTAR Electric Co. 0.200% 7/26/10	1,675,000	1,674,767
Oracle Corp. (a) 0.250% 7/12/10	4,000,000	3,999,694
Rabobank USA Finance Corp. 0.230% 7/06/10	3,175,000	3,174,898
Royal Bank of Scotland PLC 0.350% 7/16/10	4,100,000	4,099,402
Sigma Aldrich Corp. (a) 0.230% 7/02/10	4,100,000	4,099,974
Toyota Motor Credit Corp. FRN 0.404% 7/19/10	5,000,000	5,000,000
Wal-Mart Stores, Inc. (a) 0.150% 7/08/10	975,000	974,972
Wal-Mart Stores, Inc. (a) 0.150% 7/09/10	3,000,000	2,999,900
The Walt Disney Co. (a) 0.240% 7/19/10	1,000,000	999,880
Wells Fargo & Co. FRN 0.685% 8/20/10	4,000,000	4,000,766
Wisconsin Gas Co. 0.200% 7/02/10	2,500,000	2,499,986
		139,432,674
Discount Notes – 11.5%
Federal Farm Credit 0.180% 7/13/10	3,525,000	3,524,788
Federal Farm Credit 0.280% 11/30/10	500,000	499,409
Federal Home Loan Bank 0.330% 7/15/10	200,000	199,974
Federal Home Loan Bank 0.360% 7/15/10	1,000,000	999,860
Federal Home Loan Bank FRN 0.145% 7/09/10	2,500,000	2,500,014
Federal Home Loan Bank 0.370% 9/29/10	500,000	499,537
Federal Home Loan Bank 0.300% 11/05/10	225,000	224,762
Federal Home Loan Bank 0.290% 11/10/10	300,000	299,681
Federal Home Loan Bank 0.270% 10/29/10	1,750,000	1,749,805
Federal Home Loan Mortgage Corp. 0.270% 10/26/10	1,500,000	1,498,684

The accompanying notes are an integral part of the financial statements.

39

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.310% 11/18/10	$365,000	$364,560
Federal Home Loan Mortgage Corp. 0.310% 1/10/11	1,000,000	998,338
Federal Home Loan Mortgage Corp. 0.350% 1/10/11	212,000	211,602
Federal Home Loan Mortgage Corp. 0.150% 8/09/10	375,000	374,939
Federal Home Loan Mortgage Corp. 0.250% 8/09/10	200,000	199,946
Federal Home Loan Mortgage Corp. 0.200% 11/08/10	1,190,000	1,189,141
Federal Home Loan Mortgage Corp. 0.260% 12/06/10	1,000,000	998,859
Federal National Mortgage Association 0.260% 7/26/10	200,000	199,964
Federal National Mortgage Association 0.180% 8/23/10	525,000	524,861
Federal National Mortgage Association 0.310% 12/01/10	700,000	699,078
Federal National Mortgage Association 0.210% 7/12/10	825,000	824,947
Federal National Mortgage Association 0.300% 2/14/11	1,000,000	998,100
		19,580,849
U.S. Treasury Bills – 7.1%
U.S. Treasury Bill 0.178% 1/13/11	1,500,000	1,498,546
U.S. Treasury Bill 0.207% 11/04/10	1,000,000	999,276
U.S. Treasury Bill 0.180% 12/02/10	1,875,000	1,873,556
U.S. Treasury Bill 0.214% 11/26/10	1,300,000	1,298,859
U.S. Treasury Bill 0.200% 11/26/10	1,025,000	1,024,157
U.S. Treasury Bill 0.173% 2/10/11	2,000,000	1,997,854
U.S. Treasury Bill 0.155% 7/29/10	2,250,000	2,249,730
U.S. Treasury Bill 0.217% 11/18/10	1,250,000	1,248,945
		12,190,923
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	18,668	18,668
TOTAL SHORT-TERM INVESTMENTS (Cost $171,223,114)		171,223,114
TOTAL INVESTMENTS – 100.0% (Cost $171,223,114) (b)		171,223,114
Other Assets/ (Liabilities) – 0.0%		62,899
NET ASSETS – 100.0%		$171,286,013

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $87,464,549 or 51.06% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

40

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MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$547,577,533	$746,276,532	$909,152,946	$-
Short-term investments, at value (Note 2) (b)	73,615,618	14,803,923	27,370,683	171,223,114
Total investments	621,193,151	761,080,455	936,523,629	171,223,114
Receivables from:
Investments sold	536,032	18,679,242	13,760,514	-
Investments sold on a when-issued basis (Note 2)	3,024,839	-	-	-
Investment adviser (Note 3)	-	-	-	41,795
Fund shares sold	142,021	497,254	437,157	224,249
Interest and dividends	2,245,022	980,893	7,994,777	8,945
Open swap agreements, at value (Note 2)	602,357	-	2,571,279	-
Total assets	627,743,422	781,237,844	961,287,356	171,498,103
Liabilities:
Payables for:
Investments purchased	777,765	6,393,447	15,921,406	-
Fund shares repurchased	382,771	131,981	11,946,548	69,334
Variation margin on open futures contracts (Note 2)	143,550	-	-	-
Investments purchased on a when-issued basis (Note 2)	68,218,447	-	9,546,906	-
Open swap agreements, at value (Note 2)	2,158	-	3,417	-
Trustees' fees and expenses (Note 3)	118,061	148,402	67,654	23,159
Collateral held for open swaps contracts (Note 2)	310,000	-	1,890,000	-
Affiliates (Note 3):
Investment management fees	223,189	301,178	331,967	73,414
Service fees	4,296	4,403	23,724	-
Due to custodian	92,843	29,432	17,166	-
Accrued expense and other liabilities	121,176	152,178	23,969	46,183
Total liabilities	70,394,256	7,161,021	39,772,757	212,090
Net assets	$557,349,166	$774,076,823	$921,514,599	$171,286,013
Net assets consist of:
Paid-in capital	$636,063,893	$1,033,734,683	$868,223,266	$171,245,673
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	3,751,082	20,417,835	8,871,529	37,355
Accumulated net realized gain (loss) on investments and foreign currency transactions	(156,209,649)	(268,635,996)	10,534,572	2,985
Net unrealized appreciation (depreciation) on investments and foreign currency translations	73,743,840	(11,439,699)	33,885,232	-
Net assets	$557,349,166	$774,076,823	$921,514,599	$171,286,013

(a) Cost of investments:	$473,387,986	$757,716,231	$875,204,701	$-
(b) Cost of short-term investments:	$73,615,618	$14,803,923	$27,370,683	$171,223,114

The accompanying notes are an integral part of the financial statements.

42

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML Money Market Fund
Initial Class shares:
Net assets	$550,469,156	$767,028,148	$880,416,451	$171,286,013
Shares outstanding (a)	36,309,332	47,963,217	67,796,387	171,392,280
Net asset value, offering price and redemption price per share	$15.16	$15.99	$12.99	$1.00
Service Class shares:
Net assets	$6,880,010	$7,048,675	$41,098,148	$-
Shares outstanding (a)	454,532	442,754	3,169,871	-
Net asset value, offering price and redemption price per share	$15.14	$15.92	$12.97	$-

(a)				Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

43

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MML Blend Fund	MML Equity Fund	MML Managed Bond Fund		MML Money Market Fund
Investment income (Note 2):
	Dividends (a)	$3,687,323	$7,294,889	$7,981		$-
	Interest	4,854,862	1,265	21,171,559		200,945
	Total investment income	8,542,185	7,296,154	21,179,540		200,945
Expenses (Note 3):
	Investment management fees	1,258,899	1,724,082	1,934,650		403,565
	Custody fees	60,358	40,719	-	*	6,701
	Audit fees	15,344	15,705	15,766		15,287
	Legal fees	6,964	10,126	-	*	1,965
	Proxy fees	459	506	-	*	346
	Shareholder reporting fees	31,601	44,839	-	*	9,924
	Trustees' fees	50,373	73,283	39,495		14,077
		1,423,998	1,909,260	1,989,911		451,865
	Service fees:
	Service Class	7,978	8,370	43,981		-
	Total expenses	1,431,976	1,917,630	2,033,892		451,865
	Expenses waived (Note 3):
	Initial Class fees waived by advisor	-	-	-		(250,920)
	Net expenses	1,431,976	1,917,630	2,033,892		200,945
	Net investment income (loss)	7,110,209	5,378,524	19,145,648		-
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	24,765,988	49,547,117	10,269,249		3,603
	Futures contracts	(505,209)	-	-		-
	Swap agreements	90,445	-	236,447		-
	Foreign currency transactions	-	135	-		-
	Redemptions in-kind	-	-	3,249,542		-
	Net realized gain (loss)	24,351,224	49,547,252	13,755,238		3,603
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	(39,977,485)	(123,226,398)	19,488,672		-
	Futures contracts	(306,968)	-	-		-
	Swap agreements	12,845	-	117,990		-
	Translation of assets and liabilities in foreign currencies	-	(43)	-		-
	Net change in unrealized appreciation (depreciation)	(40,271,608)	(123,226,441)	19,606,662		-
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(15,920,384)	(73,679,189)	33,361,900		3,603
	Net increase (decrease) in net assets resulting from operations	$(8,810,175)	$(68,300,665)	$52,507,548		$3,603

(a)	Net of withholding tax of:	$-	$67,589	$-		$-

*	Paid by MassMutual pursuant to investment management agreement.

The accompanying notes are an integral part of the financial statements.

44

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MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,110,209	$15,036,723
Net realized gain (loss) on investment transactions	24,351,224	(15,570,464)
Net change in unrealized appreciation (depreciation) on investments	(40,271,608)	104,731,660
Net increase (decrease) in net assets resulting from operations	(8,810,175)	104,197,919
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	(3,347,160)	(14,602,060)
Service Class	(33,214)	(93,484)
Total distributions from net investment income	(3,380,374)	(14,695,544)
From net realized gains:
Initial Class	-	-
Service Class	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Initial Class	(30,887,625)	(57,149,721)
Service Class	1,535,370	3,111,174
Increase (decrease) in net assets from fund share transactions	(29,352,255)	(54,038,547)
Total increase (decrease) in net assets	(41,542,804)	35,463,828
Net assets
Beginning of period	598,891,970	563,428,142
End of period	$557,349,166	$598,891,970
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$3,751,082	$21,247

The accompanying notes are an integral part of the financial statements.

46

MML Equity Fund		MML Managed Bond Fund		MML Money Market Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009

$5,378,524	$15,192,766	$19,145,648	$30,779,474	$-	-	$107,521
49,547,252	(91,384,341)	13,755,238	6,037,243	3,603		17,404
(123,226,441)	288,326,154	19,606,662	32,334,612	-		-
(68,300,665)	212,134,579	52,507,548	69,151,329	3,603		124,925

-	(20,280,826)	(10,044,657)	(32,584,433)	-		(107,522)
-	(117,102)	(335,432)	(853,075)	-		-
-	(20,397,928)	(10,380,089)	(33,437,508)	-		(107,522)

-	-	(4,879,683)	(6,941,293)	-		-
-	-	(172,794)	(151,332)	-		-
-	-	(5,052,477)	(7,092,625)	-		-

(20,409,567)	(54,694,395)	(105,347,647)	359,201,538		(1,165,020)	(7,517,286)
1,716,325	2,940,687	8,780,584	22,317,368	-		-
(18,693,242)	(51,753,708)	(96,567,063)	381,518,906		(1,165,020)	(7,517,286)
(86,993,907)	139,982,943	(59,492,081)	410,140,102		(1,161,417)	(7,499,883)

861,070,730	721,087,787	981,006,680	570,866,578	172,447,430		179,947,313
$774,076,823	$861,070,730	$921,514,599	$981,006,680	$171,286,013		$172,447,430
$20,417,835	$15,039,311	$8,871,529	$105,970	$37,355		$37,355

47

MML Series Investment Fund II – Financial Highlights

(For a share outstanding throughout each period)

MML Blend Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$15.51		$13.21	$17.65		$17.19	$15.80	$15.51
Income (loss) from investment operations:
Net investment income (loss) ***	0.19		0.37	0.46		0.50	0.46	0.40
Net realized and unrealized gain (loss) on investments	(0.45)		2.30	(4.41)		0.50	1.38	0.32
Total income (loss) from investment operations	(0.26)		2.67	(3.95)		1.00	1.84	0.72
Less distributions to shareholders:
From net investment income	(0.09)		(0.37)	(0.49)		(0.54)	(0.45)	(0.43)
Tax return of capital	-		-	(0.00	) †	-	-	-
Total distributions	(0.09)		(0.37)	(0.49)		(0.54)	(0.45)	(0.43)
Net asset value, end of period	$15.16		$15.51	$13.21		$17.65	$17.19	$15.80
Total Return ^^	(1.70%	) **	20.55%	(22.73%	)	5.90%	11.78%	4.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$550,469		$593,358	$561,752		$865,879	$957,279	$921,518
Net expenses to average daily net assets	0.48%	*	0.49%	0.47%		0.44%	0.43%	0.43%
Net investment income (loss) to average daily net assets	2.41%	*	2.71%	2.91%		2.84%	2.81%	2.56%
Portfolio turnover rate	125%	**	210%	187%		197%	164%	150%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Period Ended 12/31/08+++
Net asset value, beginning of period	$15.49		$13.20	$16.29
Income (loss) from investment operations:
Net investment income (loss) ***	0.17		0.33	0.09
Net realized and unrealized gain (loss) on investments	(0.44)		2.30	(2.95)
Total income (loss) from investment operations	(0.27)		2.63	(2.86)
Less distributions to shareholders:
From net investment income	(0.08)		(0.34)	(0.23)
Tax return of capital	-		-	(0.00	) †
Total distributions	(0.08)		(0.34)	(0.23)
Net asset value, end of period	$15.14		$15.49	$13.20
Total Return ^^	(1.82%	) **	20.25%	(17.62%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,880		$5,534	$1,676
Net expenses to average daily net assets	0.73%	*	0.74%	0.74%	*
Net investment income (loss) to average daily net assets	2.16%	*	2.33%	1.90%	*
Portfolio turnover rate	125%	**	210%	187%~
*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

48

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$17.41		$13.65	$23.36		$26.02		$23.95	$23.66
Income (loss) from investment operations:
Net investment income (loss) ***	0.11		0.30	0.40		0.47		0.42	0.43
Net realized and unrealized gain (loss) on investments	(1.53)		3.87	(10.11)		0.66		3.89	0.32
Total income (loss) from investment operations	(1.42)		4.17	(9.71)		1.13		4.31	0.75
Less distributions to shareholders:
From net investment income	-		(0.41)	-		(0.51)		(0.37)	(0.46)
From net realized gains	-		-	-		(3.28)		(1.87)	-
Tax return of capital	-		-	-		(0.00	) †	-	-
Total distributions	-		(0.41)	-		(3.79)		(2.24)	(0.46)
Net asset value, end of period	$15.99		$17.41	$13.65		$23.36		$26.02	$23.95
Total Return ^^	(8.13%	) **	30.71%	(41.58%	)	4.01%		18.00%	3.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$767,028		$855,092	$719,154		$1,208,002		$1,321,324	$1,281,814
Net expenses to average daily net assets	0.45%	*	0.46%	0.44%		0.42%		0.42%	0.41%
Net investment income (loss) to average daily net assets	1.26%	*	1.97%	2.08%		1.72%		1.64%	1.83%
Portfolio turnover rate	71%	**	106%	129%		110%		136%	46%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Period Ended 12/31/08+++
Net asset value, beginning of period	$17.35		$13.64	$20.24
Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.23	0.14
Net realized and unrealized gain (loss) on investments	(1.52)		3.89	(6.74)
Total income (loss) from investment operations	(1.43)		4.12	(6.60)
Less distributions to shareholders:
From net investment income	-		(0.41)	-
Total distributions	-		(0.41)	-
Net asset value, end of period	$15.92		$17.35	$13.64
Total Return ^^	(8.25%	) **	30.39%	(32.62%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,049		$5,979	$1,934
Net expenses to average daily net assets	0.70%	*	0.71%	0.71%	*

Net investment income (loss) to average daily net assets	1.02%	*	1.52%	2.71%	*
Portfolio turnover rate	71%	**	106%	129%~
*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

49

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Managed Bond Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$12.49		$11.98	$12.28	$12.07	$12.15	$12.46
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.52 ***	0.59 ***	0.60 ***	0.58 ***	0.56
Net realized and unrealized gain (loss) on investments	0.44		0.67	(0.31)	0.25	(0.10)	(0.27)
Total income (loss) from investment operations	0.69		1.19	0.28	0.85	0.48	0.29
Less distributions to shareholders:
From net investment income	(0.13)		(0.54)	(0.58)	(0.64)	(0.56)	(0.60)
From net realized gains	(0.06)		(0.14)	-	-	-	-
Total distributions	(0.19)		(0.68)	(0.58)	(0.64)	(0.56)	(0.60)
Net asset value, end of period	$12.99		$12.49	$11.98	$12.28	$12.07	$12.15
Total Return ^^	5.54%	**	10.21%	2.38%	7.10%	4.11%	2.34%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$880,416		$950,074	$563,000	$505,142	$442,034	$403,376
Net expenses to average daily net assets	0.41%	*	0.42%	0.45%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	3.92%	*	4.23%	4.88%	4.95%	4.80%	4.46%
Portfolio turnover rate	91%	**	262%	97%	87%	77%	76%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Period Ended 12/31/08+++
Net asset value, beginning of period	$12.48		$11.97	$12.01
Income (loss) from investment operations:
Net investment income (loss) ***	0.23		0.49	0.21
Net realized and unrealized gain (loss) on investments	0.44		0.67	0.02
Total income (loss) from investment operations	0.67		1.16	0.23
Less distributions to shareholders:
From net investment income	(0.12)		(0.51)	(0.27)
From net realized gains	(0.06)		(0.14)	-
Total distributions	(0.18)		(0.65)	(0.27)
Net asset value, end of period	$12.97		$12.48	$11.97
Total Return ^^	5.41%	**	9.93%	1.96% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$41,098		$30,933	$7,867
Net expenses to average daily net assets	0.66%	*	0.67%	0.70% *
Net investment income (loss) to average daily net assets	3.68%	*	3.94%	4.63% *
Portfolio turnover rate	91%	**	262%	97%~
*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

50

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Money Market Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06		Year Ended 12/31/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	-	***	0.00	*** †	0.02	***	0.05	***	0.04	***	0.03
Net realized and unrealized gain (loss) on investments	0.00	†	(0.00	) †	0.00	†	0.00	†	0.00	†	0.00 †
Total income (loss) from investment operations	0.00	†	0.00	†	0.02		0.05		0.04		0.03
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.02)		(0.05)		(0.04)		(0.03)
Total distributions	-		(0.00	) †	(0.02)		(0.05)		(0.04)		(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return ^^	0.00%	** ††	0.07%		2.10%		4.72%		4.54%		2.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$171,286		$172,447		$179,947		$109,007		$103,327		$109,364
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	*	0.54%		0.55%		0.56%		0.56%		0.54%
After expense waiver	0.24%	*#	0.37%	#	N/A		N/A		N/A		N/A
Net investment income (loss) to average daily net assets	0.00%	*††	0.05%		2.00%		4.61%		4.44%		2.61%
*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

51

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are four series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Managed Bond Fund ("Managed Bond Fund"), and MML Money Market Fund ("Money Market Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by

52

Notes to Financial Statements (Unaudited) (Continued)

a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices (unadjusted) in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

53

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques,

54

Notes to Financial Statements (Unaudited) (Continued)

including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Equity Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2010. The Money Market Fund had all investments at Level 2, as of June 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of June 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$9,561,672	$-	$-	$9,561,672
Communications	33,844,214	-	-	33,844,214
Consumer, Cyclical	31,090,939	-	-	31,090,939
Consumer, Non-cyclical	68,639,569	-	-	68,639,569
Diversified	168,508	-	-	168,508
Energy	32,140,205	-	-	32,140,205
Financial	51,542,011	-	-	51,542,011
Industrial	35,357,608	-	-	35,357,608
Technology	44,447,176	-	-	44,447,176
Utilities	11,664,010	-	-	11,664,010
Total Common Stock	318,455,912	-	-	318,455,912
Total Equities	318,455,912	-	-	318,455,912
Bonds & Notes
Total Corporate Debt	-	89,793,023	-	89,793,023
Total Municipal Obligations	-	1,358,186	-	1,358,186
Non-U.S. Government Agency Obligations
Automobile ABS	-	938,479	-	938,479
Commercial MBS	-	11,602,578	-	11,602,578
Home Equity ABS	-	1,063,230	-	1,063,230
Student Loans ABS	-	3,450,715	886,005	4,336,720

55

Notes to Financial Statements (Unaudited) (Continued)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund (Continued)
WL Collateral CMO	$-	$3,230,044	$-	$3,230,044
WL Collateral PAC	-	62,466	-	62,466
Total Non-U.S. Government Agency Obligations	-	20,347,512	886,005	21,233,517
Total Sovereign Debt Obligations	-	960,720	-	960,720
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	410,494	-	410,494
Pass-Through Securities	-	71,855,176	-	71,855,176
Total U.S. Government Agency Obligations and Instrumentalities	-	72,265,670	-	72,265,670
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	29,954,105	-	29,954,105
Total U.S. Treasury Obligations	-	29,954,105	-	29,954,105
Total Bonds & Notes	-	214,679,216	886,005	215,565,221
Total Mutual Funds	13,556,400	-	-	13,556,400
Total Long-Term Investments	332,012,312	214,679,216	886,005	547,577,533
Total Short-Term Investments	-	73,615,618	-	73,615,618
Total Investments	$332,012,312	$288,294,834	$886,005	$621,193,151
Managed Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$353,190	$353,190
Total Preferred Stock	-	-	353,190	353,190
Total Equities	-	-	353,190	353,190
Total Corporate Debt	-	367,073,657	-	367,073,657
Total Municipal Obligations	-	4,305,736	-	4,305,736
Non-U.S. Government Agency Obligation
Automobile ABS	-	7,544,544	-	7,544,544
Commercial MBS	-	46,336,530	-	46,336,530
Home Equity ABS	-	6,858,737	-	6,858,737
Student Loans ABS	-	17,035,824	1,133,720	18,169,544
WL Collateral CMO	-	8,020,171	-	8,020,171
WL Collateral PAC	-	62,935	-	62,935
Total Non-U.S. Government Agency Obligation	-	85,858,741	1,133,720	86,992,461

56

Notes to Financial Statements (Unaudited) (Continued)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
Total Sovereign Debt Obligations	$-	$5,257,433	$-	$5,257,433
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	549,300	-	549,300
Pass-Through Securities	-	303,252,939	-	303,252,939
Total U.S. Government Agency Obligations and Instrumentalities	-	303,802,239	-	303,802,239
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	141,368,230	-	141,368,230
Total U.S. Treasury Obligations	-	141,368,230	-	141,368,230
Total Bonds & Notes	-	907,666,036	1,133,720	908,799,756
Total Long-Term Investments	-	907,666,036	1,486,910	909,152,946
Total Short-Term Investments	-	27,370,683	-	27,370,683
Total Investments	$-	$935,036,719	$1,486,910	$936,523,629

The following is the aggregate value by input level as of June 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Interest Rate Risk	$-	$4,689	$-	$4,689
Credit Risk	-	597,668	-	597,668
Managed Bond Fund
Swap Agreements
Interest Rate Risk	-	19,876	-	19,876
Credit Risk	-	2,551,403	-	2,551,403

57

Notes to Financial Statements (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Equity Risk	$(406,893)	$-	$-	$(406,893)
Swap Agreements
Credit Risk	-	(2,158)	-	(2,158)
Managed Bond Fund
Swap Agreements
Credit Risk	-	(3,417)	-	(3,417)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2010.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into Level 3	Net Transfers (out) of Level 3	Balance as of 6/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/10
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	$1,352,158	$-	$(3,681)	$82,528	$(545,000)	$-	$-	$886,005	$60,099
Managed Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$343,134	$-	$-	$10,056	$-	$-	$-	$353,190	$10,056
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	$2,132,517	$-	$(103,712)	$243,993	$(1,139,078)	$-	$-	$1,133,720	$207,060
	$2,475,651	$-	$(103,712)	$254,049	$(1,139,078)	$-	$-	$1,486,910	$217,116

58

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held during the period ended June 30, 2010, as follows:

Type of Derivative and Objective for Use	Blend Fund	Equity Fund	Managed Bond Fund
Futures Contracts *
Hedging/Risk Management	X
Duration/Credit Quality Management	X
Short-term Cash Deployment	X
Substitution for Cash Investment	X
Interest Rate Swaps **
Hedging/Risk Management	X		X
Substitution for Cash Investment	X		X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X		X
Duration/Credit Quality Management	X		X
Directional Investment	X		X
Options (Purchased)
Hedging/Risk Management		X
Directional Investment	X	X

*Includes any options on futures contracts, if applicable.

**Includes any caps, floors, and collars, and related options, if applicable.

At June 30, 2010, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Blend Fund
Asset Derivatives
Swap Agreements*	$4,689	$597,668	$-	$602,357
Liability Derivatives
Futures Contracts^^	$-	$-	$(406,893)	$(406,893)
Swap Agreements^	-	(2,158)	-	(2,158)
Total Value	$-	$(2,158)	$(406,893)	$(409,051)

59

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Blend Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$(8,680)	$-	$(496,529)	$(505,209)
Swap Agreements	67,650	22,795	-	90,445
Purchased Options	-	-	(67,572)	(67,572)
Total Realized Gain (Loss)	$58,970	$22,795	$(564,101)	$(482,336)
Change in Appreciation (Depreciation)##
Futures Contracts	$99,925	$-	$(406,893)	$(306,968)
Swap Agreements	(20,015)	32,860	-	12,845
	$79,910	$32,860	$(406,893)	$(294,123)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	53	-	282	335
Swap Agreements	$19,230,000	$10,050,697	$-	$29,280,697
Purchased Options	-	-	23,400	23,400

Equity Fund
Realized Gain (Loss)#
Purchased Options	-	-	(113,442)	(113,442)
Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	-	116,433	116,433

Managed Bond Fund
Asset Derivatives
Swap Agreements*	$19,876	$2,551,403	$-	$2,571,279
Liability Derivatives
Swap Agreements^	$-	$(3,417)	$-	$(3,417)
Realized Gain (Loss)#
Swap Agreements	$192,188	$44,259	$-	$236,447
Change in Appreciation (Depreciation)##
Swap Agreements	$(50,305)	$168,295	$-	$117,990
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$56,910,000	$33,679,820	$-	$90,589,820

*Statements of Assets and Liabilities location: Receivables from: open swap agreements, at value.

^Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

#Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or swap agreements, as applicable.

60

Notes to Financial Statements (Unaudited) (Continued)

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: futures contracts, or swap agreements, as applicable.

†Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2010.

The Blend Fund and Equity Fund had no change in appreciation (depreciation) on purchased options during the period ended June 30, 2010.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2010, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
330	S&P 500 E Mini Index	9/17/10	$16,938,900	$(406,893)

61

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated,

62

Notes to Financial Statements (Unaudited) (Continued)

a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund*
Credit Default Swaps
875,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$19,316	$42,109	$61,425

400,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	1,108	7,408	8,516
600,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	(2,158)	-	(2,158)
1,600,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(6,149)	22,664	16,515
							(7,199)	30,072	22,873
775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriott International, Inc.	38,369	-	38,369
263,322	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.06-1	6,713	26,992	33,705
							45,082	26,992	72,074
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(27,565)	92,500	64,935
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(83,315)	304,094	220,779
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	1,898	23,725	25,623
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	9,294	57,396	66,690
400,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	9,080	19,000	28,080
							(90,608)	496,715	406,107
3,200,000	USD	6/20/15	JP Morgan Chase Bank	Buy	(1.000%)	CDX.NA.IG.14	(10,094)	43,125	33,031
Interest Rate Swaps
8,150,000	USD	6/14/11	Goldman Sachs & Co.		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if positive	$4,689	$-	$4,689
Managed Bond Fund**
Credit Default Swaps
3,950,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$87,196	$190,094	$277,290
950,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	(3,417)	-	(3,417)
1,275,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	3,531	23,612	27,143
6,900,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(26,515)	97,738	71,223

63

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund** (continued)
Credit Default Swaps (continued)
13,800,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	$(43,531)	$185,977	$142,446
							(69,932)	307,327	237,395
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriott International, Inc.	55,697	-	55,697
1,215,332	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.06-1	30,985	124,577	155,562
							86,682	124,577	211,259
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(87,910)	295,000	207,090
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(265,708)	969,814	704,106
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	21,840	273,000	294,840
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	41,090	253,750	294,840
4,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	103,853	217,313	321,166
							(186,835)	2,008,877	1,822,042
Interest Rate Swaps
34,550,000	USD	6/14/11	Goldman Sachs & Co.		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if positive	19,876	-	19,876

*Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,000 and $260,000, respectively, at June 30, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,000 and $1,590,000, respectively, at June 30, 2010.

USDU.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

64

Notes to Financial Statements (Unaudited) (Continued)

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

65

Notes to Financial Statements (Unaudited) (Continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had no rights, warrants, purchased options, or written options at June 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at June 30, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy

66

Notes to Financial Statements (Unaudited) (Continued)

or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Blend Fund had dollar roll transactions during the period ended June 30, 2010, which were accounted for as purchase and sale transactions.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2010.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

67

Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund and Managed Bond Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

0.50% of the first $100 million,
0.45% of the next $200 million,
0.40% of the next $200 million,
0.35% of any excess over $500 million

68

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Blend Fund's, Managed Bond Fund's, and Money Market Fund's subadviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate 0.13% of the average daily net assets of the Equity Segment of the Blend Fund, 0.09% of the average daily net assets of the Money Market and Bond Segments of the Blend Fund, 0.05% of the average daily net assets of the Money Market Fund, and 0.10% of the average daily net assets of the Managed Bond Fund.

MassMutual has entered into an investment subadvisory agreement with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as one of the subadvisers to the Equity Fund, providing day-to-day management of a portion of the Equity Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.23% of the average daily net assets of the portion of the Equity Fund that OFI manages

MassMutual has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), pursuant to which Loomis Sayles serves as one of the subadvisers to the Equity Fund, providing day-to-day management of a portion of the Equity Fund's investments. Loomis Sayles receives a fee from MassMutual based upon the average daily net assets of the portion of the Equity Fund that Loomis Sayles manages. Effective March 15, 2010, Loomis Sayles replaced AllianceBernstein L.P. as the investment subadviser for a portion of the Equity Fund.

The Funds' subadvisory fees are paid out of the management fees previously disclosed above.

Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders.

Expense Caps and Waivers

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its management fees in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice. Expense caps and waiver amounts are reflected as a reduction on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended June 30, 2010, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$10,846

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2010, no material amounts have been deferred.

69

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and redemptions in-kind) for the period ended June 30, 2010, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$462,989,186	$256,745,973	$454,077,375	$283,283,716
Equity Fund	-	587,391,801	-	608,810,383
Managed Bond Fund	839,975,752	110,854,633	672,360,130	199,430,049

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	596,084	$9,431,411	1,018,252	$14,147,336
Issued as reinvestment of dividends	206,752	3,347,160	1,053,635	14,602,060
Redeemed	(2,754,303)	(43,666,196)	(6,331,374)	(85,899,117)
Net increase (decrease)	(1,951,467)	$(30,887,625)	(4,259,487)	$(57,149,721)
Blend Fund Service Class
Sold	146,146	$2,308,223	247,273	$3,361,724
Issued as reinvestment of dividends	2,054	33,214	6,631	93,484
Redeemed	(50,820)	(806,067)	(23,686)	(344,034)
Net increase (decrease)	97,380	$1,535,370	230,218	$3,111,174
Equity Fund Initial Class
Sold	1,815,185	$32,371,424	5,559,338	$78,890,419
Issued as reinvestment of dividends	-	-	1,232,572	20,280,826
Redeemed	(2,980,544)	(52,780,991)	(10,352,925)	(153,865,640)
Net increase (decrease)	(1,165,359)	$(20,409,567)	(3,561,015)	$(54,694,395)
Equity Fund Service Class
Sold	118,654	$2,072,144	232,771	$3,376,844
Issued as reinvestment of dividends	-	-	7,134	117,102
Redeemed	(20,540)	(355,819)	(37,033)	(553,259)
Net increase (decrease)	98,114	$1,716,325	202,872	$2,940,687
Managed Bond Fund Initial Class
Sold	9,657,747	$122,895,444	34,802,134	$429,495,538
Issued as reinvestment of dividends	1,188,206	14,924,340	3,236,221	39,525,726
Redeemed	(5,736,192)	(73,167,431)	(8,969,543)	(109,819,726)
Redemptions in-kind	(13,378,324)	(170,000,000)	-	-
Net increase (decrease)	(8,268,563)	$(105,347,647)	29,068,812	$359,201,538
Managed Bond Fund Service Class
Sold	924,611	$11,766,401	1,874,000	$22,974,730
Issued as reinvestment of dividends	40,503	508,226	82,008	1,004,407
Redeemed	(274,130)	(3,494,043)	(134,175)	(1,661,769)
Net increase (decrease)	690,984	$8,780,584	1,821,833	$22,317,368

70

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Money Market Fund Initial Class
Sold	55,797,042	$55,762,134	240,609,874	$240,442,276
Issued as reinvestment of dividends	-	-	107,598	107,522
Redeemed	(56,962,836)	(56,927,154)	(248,234,793)	(248,067,084)
Net increase (decrease)	(1,165,794)	$(1,165,020)	(7,517,321)	$(7,517,286)

6. Federal Income Tax Information

At June 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$547,003,604	$82,652,555	$(8,463,008)	$74,189,547
Equity Fund	772,520,154	48,856,694	(60,296,393)	(11,439,699)
Managed Bond Fund	902,575,384	40,295,990	(6,347,745)	33,948,245

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2010, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2009, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2016	Expiring 2017
Blend Fund	$35,880,084	$44,174,039	$-	$36,368,089	$50,023,624
Equity Fund	-	-	-	92,261,550	196,601,304
Money Market Fund	-	-	618	-	-

The following Fund(s) elected to defer to January 1, 2010, post-October capital losses:

Amount
Equity Fund	$1,336,078

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2009, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blend Fund	$14,695,544	$-	$-
Equity Fund	20,397,928	-	-
Managed Bond Fund	39,682,933	847,200	-
Money Market Fund	107,522	-	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations.

71

Notes to Financial Statements (Unaudited) (Continued)

Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2009, temporary book and tax accounting differences were primarily attributable to swap agreements, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$89,525	$(166,445,836)	$(32,215)	$99,864,348
Equity Fund	15,812,110	(288,862,854)	(1,458,924)	83,152,474
Managed Bond Fund	5,228,804	-	(1,124,287)	12,111,834
Money Market Fund	56,507	(618)	(19,152)	-

The Funds did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

72

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and subadvisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees' Approval of Investment Advisory Contracts

At their meeting in November 2009, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the "Independent Trustees"), approved the termination of the subadvisory agreement ("Prior Subadvisory Agreement") with AllianceBernstein L.P. ("AllianceBernstein") and the approval of a new subadvisory agreement ("New Subadvisory Agreement") with Loomis Sayles as co-subadviser for the Equity Fund. In all of their deliberations, the Trustees were advised by independent counsel.

With respect to the Equity Fund, after arriving at a decision to replace AllianceBernstein as co-subadviser for the Fund, the Trustees determined that the complementary nature of Loomis Sayles' approach would blend well with the approach of the Fund's other subadviser, OFI, to deliver a diversified, actively managed large cap value fund, with the combination of two distinct investment strategies helping to maintain a consistent style.

In reviewing the New Subadvisory Agreement, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) Loomis Sayles and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of services that Loomis Sayles will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of Loomis Sayles; and (v) the fees payable to Loomis Sayles by MassMutual and the effect of such fees on the profitability to MassMutual.

Prior to the vote being taken to approve the New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MassMutual's level of profitability from its relationship with the Fund were not excessive and the subadvisory fee amount under the New Subadvisory Agreement are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of Loomis Sayles appear well suited to the Fund, given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreement were fair and reasonable with respect to the Fund and were in the best interest of the Fund's shareholders.

The New Subadvisory Agreement became effective on March 15, 2010.

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Other Information (Unaudited) (Continued)

At their meetings in April and May 2010, the Trustees, including the Independent Trustees, re-approved, as applicable, the existing advisory and subadvisory agreements (collectively, the "Contracts") for each of the Blend Fund, Equity Fund, Managed Bond Fund, and Money Market Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the subadvisers.

The Trustees considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with the Trustees' review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Trustees also noted that they had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Trustees reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2009.)

The Trustees noted as a preliminary matter that the expenses of all of the Funds were in the first quartile of their peer groups (favorable).

The Trustees noted that the performance of the Equity Fund was in the first quartile of its performance category for the one-year period, and in the second quartile for the three-year period. The Trustees determined that further inquiry was not required at this time.

The Trustees considered that the relative one-year performance information for the Money Market Fund is not instructive, in light of the very low yields experienced generally in money market instruments during the period. They noted that the Fund's performance for the three-year period was in the second quartile of its performance category. As to the Managed Bond Fund, MassMutual noted that the Fund had achieved first-quartile performance in its performance category for the three-year period, including first-quartile performance during the recent market crisis. MassMutual noted that the Fund's

74

Other Information (Unaudited) (Continued)

third-quartile performance in its performance category for the one-year period was due in substantial part to the Fund's relatively high quality bias, which was a drag on performance as less solid credits recovered from their earlier losses.

The Trustees considered that the Blend Fund had experienced long-term (including three-year) second-quartile performance in its performance category, but had experienced one-year performance in the third quartile. MassMutual reported that, for recent periods, the portfolio managers' quantitative equity model had underperformed during the rapidly changing equity markets, failing among other things to anticipate the rally in financial and lower-quality stocks.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual's advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the subadvisory process; (ii) MassMutual's levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of each subadviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

75

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2010

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2010:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2010.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.48%	$983.00	$2.36	$1,022.40	$2.41
Service Class	1,000	0.73%	981.80	3.59	1,021.20	3.66
Equity Fund
Initial Class	1,000	0.45%	918.70	2.14	1,022.60	2.26
Service Class	1,000	0.70%	917.50	3.33	1,021.30	3.51
Managed Bond Fund
Initial Class	1,000	0.41%	1,055.40	2.09	1,022.80	2.06
Service Class	1,000	0.66%	1,054.10	3.36	1,021.50	3.31
Money Market Fund
Initial Class	1,000	0.24%	1,000.00	1.19	1,023.60	1.20

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2010, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

76

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual FINANCIAL GROUP®

© 2010 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540_IIa 210
CRN201012-128857

MML Series Investment Fund II
Semiannual Report

MML China Fund

MML Enhanced Index Core Equity Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Short-Duration Bond Fund

MML Small Cap Equity Fund

MML Strategic Emerging Markets Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2010

MassMutual
FINANCIAL GROUP®

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Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML China Fund	8
MML Enhanced Index Core Equity Fund	10
MML High Yield Fund	16
MML Inflation-Protected and Income Fund	19
MML Short-Duration Bond Fund	25
MML Small Cap Equity Fund	37
MML Strategic Emerging Markets Fund	46
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	54
Statement of Cash Flows	58
Financial Highlights	59
Notes to Financial Statements	66
Other Information
Proxy Voting	86
Quarterly Reporting	86
Trustees' Approval of Investment Advisory Contracts	86
Fund Expenses	90

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Series Investment Fund II – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs."

June 30, 2010

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2010. Domestic and foreign stocks, which had advanced steadily with only minor setbacks since March 2009, began to weaken in April 2010. The market environment in May and June proved especially challenging and resulted in equity losses across the board at mid-year. Investors' confidence in stocks fell due to deepening fears over the European debt crisis and growing concerns about a possible double-dip recession in the United States. Economic data released during the second quarter reflected a still-expanding, but fragile, U.S. economy. For example, in June, the third and final estimate of gross domestic product (GDP) growth for the first quarter was revised downward to 2.7% from 3.0%.

Key events that defined the period

In the United States, health care reform dominated the headlines early in the year. On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act (PPACA) into law. The law's passage did not have a pronounced effect on the markets in the near term; however, the likely downstream impact on the U.S. budget and interest rates will continue to be a point of focus for market watchers in the future.

In the international arena, the drama that unfolded in the Greek economy and concerns about other struggling European countries drove increased volatility in equity and bond markets in Europe and other regions. The situation accelerated during the last week of April, when Standard & Poor's downgraded Greece's debt to below-investment-grade or "junk" status. This news helped push the price of Greek bonds down and drove their yields higher. European finance ministers eventually came up with a bailout plan, but not before European stocks suffered and investors pushed down the value of the euro versus the dollar. U.S. markets also suffered intermittently from the uncertainties of the situation in Greece in the first quarter of the year. These international problems continued to affect both U.S. and foreign markets throughout the second quarter.

The developments in Europe, coupled with investor concerns over the U.S. economic recovery, resulted in losses for all major domestic stock indexes for the six-month period ended June 30, 2010. The Dow Jones Industrial AverageSM (the "Dow"), a benchmark of blue-chip domestic stock performance, fell 6.27%, and the S&P 500® Index (the S&P 500), a barometer of large-cap stock performance, lost 6.65%. The small-cap benchmark Russell 2000® Index lost 1.95%, making it the strongest performer among U.S. broad-market stock indexes. The technology-laden NASDAQ Composite® Index lost 7.05% for the six-month period, nearly in line with the declines of the Dow and the S&P 500. The MSCI® EAFE® Index, an indicator of foreign developed-market stocks, turned in a double-digit loss of 13.23%. The only bright spot came from the fixed-income arena, where the Barclays Capital U.S. Aggregate Bond Index advanced 5.33%.*

The six months in review

Solid earnings reports from many companies and high consumer confidence figures characterized the economic environment as 2010 began, which helped the market continue its general pattern of advancement early in the year. The European debt situation, news from China about steps the country intended to take to rein in growth (to fend off potential inflation), and the specter of potential U.S.

*Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

government regulation of banks combined to reverse the market's gains in the second half of January and into early February. Strong economic readings from the U.S. and Asia, additional positive earnings announcements, and the burgeoning efforts of the European Union to find a sustainable solution to Greece's debt crisis seemed encouraging to investors and helped drive major stock indexes into positive territory for the year-to-date period by the end of March. During April, U.S. equity market performance built upon gains from the first quarter, but experienced periods of volatility driven mainly by events overseas. In this environment, foreign markets posted generally weaker results. May turned out to be quite volatile for U.S. and foreign stocks, driven primarily by events overseas and culminating on May 6, when the Dow dropped almost 1,000 points in intraday trading in what was termed a "flash crash." June brought the major market indexes their biggest drop since the fourth quarter of 2008, due to concerns about a return to recession in the U.S., slower growth globally, the ongoing sovereign debt crisis in Europe, and weakness in China due to lower expected growth. In late June, the Federal Reserve reaffirmed that short-term interest rates would remain near zero for "an extended period," and concerns about global economic growth and the volatile market environment caused investors to flock to the safety of U.S. Treasury securities, driving their prices up and yields down.

As the first six months of 2010 drew to a close, investors reflected on the changing economic environment and looked for clues about what the future may have in store. One of the most vexing economic issues remains the high unemployment rate in the U.S. Although 400,000 U.S. Census workers added jobs to May's non-farm payrolls, the overall unemployment rate remained high, closing out June at 9.7%. In housing, residential real estate weakened significantly after the April 30 expiration of the $8,000 tax credit for first-time home buyers – declining to a seasonally adjusted rate of 300,000, the slowest pace since the Commerce Department began keeping records in 1963.

Keeping it in perspective

Uncertainty about the near-term prospects of the financial markets and economies worldwide has driven increased market volatility in the recent environment, and investors still remember the damage done by the recent financial crisis. We believe investors are wise to be wary, but should put the current environment into perspective and avoid overreaction. In our view, investors are still best served by reviewing their strategy and maintaining an investment plan focused on their own time horizon, risk tolerance and anticipated long-term needs. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Building broad diversification into your plan may help you navigate a wide variety of investment climates and has historically helped investors pursue their long-term financial objectives.

Thank you for your ongoing confidence in MassMutual. Our goal is to help you prepare for a stronger financial future – throughout all market conditions.

Sincerely,

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/10 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund II – Portfolio Summaries

What is the investment objective of MML China Fund, and who is the Fund's subadviser?
The Fund seeks to achieve long-term capital growth of assets by investing, under normal circumstances, at least 80% of its net assets in securities of companies located in China. A company generally is considered to be located in China if it is tied economically to China, as determined by the Fund's subadviser. The Fund's subadviser is Baring International Investment Limited (Baring).

MML China Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
China Construction Bank Corp. Class H	8.6%
Bank of China Ltd. Class H	5.2%
Tencent Holdings Ltd.	4.0%
China Shenhua Energy Co. Ltd. Class H	3.5%
Kunlun Energy Co Ltd.	3.1%
Zhuzhou CSR Times Electric Co. Ltd. Class H	2.8%
CNOOC Ltd.	2.5%
China Mobile Ltd.	2.5%
China Life Insurance Co. Ltd.	2.5%
GOME Electrical Appliances Holdings Ltd.	2.2%
36.9%

MML China Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
China	46.1%
Cayman Islands	25.8%
Hong Kong	17.2%
Bermuda	9.2%
Luxembourg	0.1%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Enhanced Index Core Equity Fund, and who is the Fund's subadviser?
The Fund's investment objective is to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the S&P 500 Index. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

"Standard & Poor's®," "S&P®," "Standard & Poor's 500," "500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Exxon Mobil Corp.	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.2%
The Procter & Gamble Co.	2.1%
Chevron Corp.	1.9%
General Electric Co.	1.9%
International Business Machines Corp.	1.8%
AT&T, Inc.	1.8%
Johnson & Johnson	1.6%
JP Morgan Chase & Co.	1.6%
20.5%

MML Enhanced Index Core Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	21.6%
Financial	16.0%
Technology	14.1%
Industrial	11.2%
Communications	10.7%
Energy	10.2%
Consumer, Cyclical	9.6%
Utilities	3.5%
Basic Materials	3.1%
Diversified	0.1%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML High Yield Fund, and who is the Fund's subadviser?
The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody's or BBB- by Standard & Poor's or, if unrated, determined by the Fund's subadviser to be of comparable quality). The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML High Yield Fund Quality Structure (% of Net Assets) on 6/30/10 (Unaudited)
Baa/BBB	1.1%
Ba/BB	16.0%
B and Below	79.2%
Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%
Net Assets	100.0%

What is the investment objective of MML Inflation-Protected and Income Fund, and who is the Fund's subadviser?
The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally (though not necessarily) hedge foreign-currency risk back to the U.S. dollar. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Government, Aaa/AAA	120.3%
Aa/AA	4.9%
A/A	8.0%
Baa/BBB	2.5%
Total Long-Term Investments	135.7%
Short-Term Investments and Other Assets and Liabilities	(35.7%)
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Short-Duration Bond Fund, and who is the Fund's subadviser?
The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income debt securities (rated Baa or higher by Moody's or BBB or higher by Standard & Poor's or, if unrated, determined to be of comparable quality by the subadviser). The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MML Short-Duration Bond Fund Quality Structure (% of Net Assets) on 6/30/10 (Unaudited)
U.S. Government, Aaa/AAA	41.8%
Aa/AA	4.2%
A/A	6.7%
Baa/BBB	17.5%
Ba/BB	4.5%
B and Below	0.3%
Total Long-Term Investments	75.0%
Short-Term Investments and Other Assets and Liabilities	25.0%
Net Assets	100.0%

What is the investment objective of MML Small Cap Equity Fund, and who is the Fund's subadviser?
The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund's subadviser is OppenheimerFunds, Inc. (OFI).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Tractor Supply Co.	1.2%
BE Aerospace, Inc.	1.1%
Holly Corp.	1.1%
TIBCO Software, Inc.	1.0%
Old Dominion Freight Line, Inc.	1.0%
Blue Coat Systems, Inc.	1.0%
Health Management Associates, Inc. Class A	1.0%
Phillips-Van Heusen Corp.	0.9%
Bally Technologies, Inc.	0.9%
Mid-America Apartment Communities, Inc.	0.8%
10.0%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/10 (Unaudited)
Consumer, Non-cyclical	21.1%
Financial	20.1%
Industrial	15.9%
Consumer, Cyclical	13.4%
Technology	10.2%
Communications	8.9%
Energy	3.8%
Basic Materials	3.2%
Utilities	3.0%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Strategic Emerging Markets Fund, and who is the Fund's subadviser?
The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund's subadviser is Baring International Investment Limited (Baring).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/10 (Unaudited)
Samsung Electronics Co., Ltd.	5.4%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	4.0%
China Construction Bank Corp. Class H	3.3%
Industrial & Commercial Bank of China	3.3%
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	3.1%
Naspers Ltd.	2.8%
Hyundai Mobis	2.7%
Bank Rakyat Indonesia	2.6%
Hon Hai Precision Industry Co. Ltd.	2.4%
Vale SA Sponsored ADR (Brazil)	2.4%
32.0%

MML Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 6/30/10 (Unaudited)
Republic of Korea	13.1%
Brazil	10.6%
China	10.0%
Cayman Islands	7.9%
Indonesia	7.4%
Russia	7.3%
Taiwan	6.7%
India	6.7%
Turkey	6.0%
Bermuda	4.3%
Channel Islands	3.1%
Hong Kong	2.9%
South Africa	2.8%
Mexico	2.3%
Egypt	1.9%
Netherlands	1.1%
United Kingdom	1.1%
Luxembourg	1.0%
Peru	0.9%
Singapore	0.6%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

MML China Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Apparel – 1.0%
China Dongxiang Group Co.	283,000	$186,823
Auto Manufacturers – 0.9%
Dongfeng Motor Group Co. Ltd. Class H	152,000	171,641
Automotive & Parts – 0.5%
Weichai Power Co. Ltd. Class H	14,000	89,878
Banks – 20.8%
Bank of China Ltd. Class H	1,854,000	935,329
China CITIC Bank Class H	562,000	355,090
China Construction Bank Corp. Class H	1,911,000	1,537,887
China Merchants Bank Co. Ltd.	155,248	370,949
China Minsheng Banking Corp. Ltd. Class H	433,200	375,633
Industrial & Commercial Bank of China	238,000	173,117
		3,748,005
Building Materials – 0.9%
China National Building Material Co. Ltd. Class H	106,000	168,793
Coal – 5.7%
China Coal Energy Co. Class H	125,000	156,122
China Shenhua Energy Co. Ltd. Class H	175,000	634,699
Yanzhou Coal Mining Co. Ltd. Class H	118,000	227,262
		1,018,083
Computers – 2.0%
Lenovo Group Ltd.	676,000	362,752
Electrical Components & Equipment – 4.3%
China High Speed Transmission Equipment Group Co. Ltd.	122,000	256,566
Zhuzhou CSR Times Electric Co. Ltd. Class H	242,000	512,129
		768,695
Engineering & Construction – 1.1%
China Communications Construction Co. Ltd. Class H	212,000	192,284
Environmental Controls – 1.7%
China Metal Recycling Holdings Ltd.	339,600	309,695
Foods – 1.1%
China Yurun Food Group Ltd.	65,000	203,475
Health Care - Products – 2.1%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	87,132
Trauson Holdings Co. Ltd. (a)	616,000	283,997
		371,129
Insurance – 8.3%
China Life Insurance Co. Ltd.	102,000	447,453
China Pacific Insurance Group Co. Ltd. Class H	88,570	349,185
China Taiping Insurance Holdings Co. Ltd. (a)	99,600	321,885
Ping An Insurance Group Co. of China Ltd.	45,500	366,787
		1,485,310
Internet – 6.7%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	5,800	217,848
SINA Corp. (a)	7,300	257,398
Tencent Holdings Ltd.	44,000	725,582
		1,200,828
Lodging – 1.3%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	1,024,000	230,910
Machinery - Construction & Mining – 2.1%
Sany Heavy Equipment International Holdings Co. Ltd.	349,000	383,698
Machinery - Diversified – 1.5%
China High Precision Automation Group Ltd. (a)	462,000	265,823
Media – 1.0%
Phoenix Satellite Television Holdings Ltd.	806,000	188,014
Mining – 0.5%
Zijin Mining Group Co. Ltd. Class H	116,000	86,761
Office Furnishings – 0.5%
Kaisun Energy Group Ltd. (a)	650,000	82,733
Oil & Gas – 7.7%
China Petroleum & Chemical Corp. Class H	226,000	182,690
CNOOC Ltd.	267,000	453,802
Kunlun Energy Co Ltd	442,000	557,134
PetroChina Co. Ltd. Class H	166,000	182,818
		1,376,444
Packaging & Containers – 1.0%
CPMC Holdings Ltd.	216,000	177,504
Pharmaceuticals – 4.0%
China Shineway Pharmaceutical Group Ltd.	62,000	188,668
Sino Biopharmaceutical Ltd.	680,000	262,946
Sinopharm Group Co.	71,600	261,076
		712,690
Real Estate – 7.4%
Agile Property Holdings Ltd.	86,000	87,978
China Overseas Land & Investment Ltd.	72,000	134,119

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
E-House China Holdings Ltd. ADS (Cayman Islands)	6,300	$93,303
KWG Property Holding Ltd.	486,000	299,287
Longfor Properties Co. Ltd. (a)	203,500	201,523
Poly Hong Kong Investments Ltd.	152,000	148,834
Sino-Ocean Land Holdings Ltd.	241,000	172,328
Sun Hung Kai Properties Ltd.	14,000	190,527
		1,327,899
Retail – 4.9%
GOME Electrical Appliances Holdings Ltd. (a)	1,333,000	401,033
L'Occitane International SA (a)	12,000	26,167
Parkson Retail Group Ltd.	209,500	353,655
Trinity Ltd.	150,000	100,526
		881,381
Telecommunications – 5.0%
China Mobile Ltd.	45,500	452,028
China Unicom Ltd.	222,000	296,792
ZTE Corp. Class H	52,600	159,549
		908,369
Transportation – 4.4%
China COSCO Holdings Co. Ltd. Class H (a)	97,000	98,842
China Shipping Development Co. Ltd. Class H	116,000	146,478
China South Locomotive and Rolling Stock Corp. Ltd. Class H	251,000	171,212
Orient Overseas International Ltd. (a)	37,500	265,506
Pacific Basin Shipping Ltd.	189,000	117,116
		799,154
TOTAL COMMON STOCK (Cost $17,755,983)		17,698,771
TOTAL EQUITIES (Cost $17,755,983)		17,698,771
TOTAL LONG-TERM INVESTMENTS (Cost $17,755,983)		17,698,771
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$279,012	279,012
TOTAL SHORT-TERM INVESTMENTS (Cost $279,012)		279,012
TOTAL INVESTMENTS – 100.0% (Cost $18,034,995) (c)		17,977,783
Other Assets/ (Liabilities) – (0.0)%		(161)
NET ASSETS – 100.0%		$17,977,622

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $279,012. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $284,673.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.1%
COMMON STOCK – 100.1%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	987	$7,038
Omnicom Group, Inc.	394	13,514
		20,552
Aerospace & Defense – 2.1%
The Boeing Co.	795	49,886
General Dynamics Corp.	593	34,726
Goodrich Corp.	98	6,493
L-3 Communications Holdings, Inc.	297	21,039
Lockheed Martin Corp.	493	36,729
Northrop Grumman Corp.	691	37,618
Raytheon Co.	890	43,067
Rockwell Collins, Inc.	199	10,573
United Technologies Corp.	1,374	89,186
		329,317
Agriculture – 2.0%
Altria Group, Inc.	4,816	96,513
Archer-Daniels-Midland Co.	1,284	33,153
Lorillard, Inc.	499	35,918
Philip Morris International, Inc.	2,503	114,737
Reynolds American, Inc.	497	25,904
		306,225
Airlines – 0.1%
Southwest Airlines Co.	1,591	17,676
Apparel – 0.7%
Nike, Inc. Class B	993	67,077
VF Corp.	498	35,448
		102,525
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	5,530	55,742
Paccar, Inc.	493	19,656
		75,398
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	490	4,871
Johnson Controls, Inc.	1,090	29,288
		34,159
Banks – 5.5%
Bank of America Corp.	16,722	240,295
Bank of New York Mellon Corp.	1,767	43,627
BB&T Corp.	1,089	28,652
Capital One Financial Corp.	1,125	45,338
Comerica, Inc.	297	10,939
Fifth Third Bancorp	1,382	16,985
First Horizon National Corp. (a)	406	4,649
Huntington Bancshares, Inc.	1,300	7,202
KeyCorp	1,489	11,450
M&T Bank Corp.	198	16,820
Marshall & Ilsley Corp.	891	6,397
Northern Trust Corp.	199	9,293
PNC Financial Services Group, Inc.	955	53,957
Regions Financial Corp.	1,834	12,068
State Street Corp.	590	19,954
SunTrust Banks, Inc.	894	20,830
U.S. Bancorp	3,264	72,950
Wells Fargo & Co.	8,657	221,619
Zions Bancorp	598	12,899
		855,924
Beverages – 1.7%
Brown-Forman Corp. Class B	197	11,274
The Coca-Cola Co.	2,355	118,033
Coca-Cola Enterprises, Inc.	286	7,396
Constellation Brands, Inc. Class A (a)	95	1,484
Dr. Pepper Snapple Group, Inc.	395	14,769
Molson Coors Brewing Co. Class B	295	12,496
PepsiCo, Inc.	1,536	93,619
		259,071
Biotechnology – 0.9%
Amgen, Inc. (a)	1,584	83,319
Biogen Idec, Inc. (a)	397	18,838
Celgene Corp. (a)	299	15,195
Genzyme Corp. (a)	99	5,026
Life Technologies Corp. (a)	272	12,852
Millipore Corp. (a)	99	10,558
		145,788
Building Materials – 0.1%
Masco Corp.	891	9,587
Chemicals – 1.5%
Air Products & Chemicals, Inc.	297	19,249
Airgas, Inc.	99	6,158
CF Industries Holdings, Inc.	99	6,281
The Dow Chemical Co.	1,276	30,267
E.I. du Pont de Nemours & Co.	1,680	58,111
Eastman Chemical Co.	193	10,298
Ecolab, Inc.	195	8,757
International Flavors & Fragrances, Inc.	299	12,684
Monsanto Co.	99	4,576
PPG Industries, Inc.	397	23,983
Praxair, Inc.	98	7,447
The Sherwin-Williams Co.	598	41,376
Sigma-Aldrich Corp.	198	9,866
		239,053
Coal – 0.2%
CONSOL Energy, Inc.	199	6,718
Massey Energy Co.	198	5,415
Peabody Energy Corp.	295	11,544
		23,677
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	398	16,903
Automatic Data Processing, Inc.	590	23,753
DeVry, Inc.	299	15,695
Donnelley (R.R.) & Sons Co.	1,684	27,567
Equifax, Inc.	97	2,722
H&R Block, Inc.	694	10,889
Iron Mountain, Inc.	198	4,447
MasterCard, Inc. Class A	96	19,155
McKesson Corp.	493	33,110
Moody's Corp.	397	7,908
Paychex, Inc.	297	7,713
Quanta Services, Inc. (a)	395	8,157
Robert Half International, Inc.	95	2,237

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAIC, Inc. (a)	395	$6,612
Total System Services, Inc.	1,690	22,984
Visa, Inc. Class A	590	41,742
Western Union Co.	1,181	17,609
		269,203
Computers – 6.7%
Apple, Inc. (a)	1,362	342,584
Cognizant Technology Solutions Corp. Class A (a)	395	19,774
Computer Sciences Corp.	493	22,308
Dell, Inc. (a)	2,156	26,002
EMC Corp. (a)	3,500	64,050
Hewlett-Packard Co.	3,886	168,186
International Business Machines Corp.	2,267	279,929
Lexmark International, Inc. Class A (a)	898	29,661
NetApp, Inc. (a)	391	14,588
SanDisk Corp. (a)	490	20,614
Teradata Corp. (a)	286	8,717
Western Digital Corp. (a)	1,091	32,905
		1,029,318
Cosmetics & Personal Care – 2.6%
Avon Products, Inc.	391	10,362
Colgate-Palmolive Co.	594	46,784
The Estee Lauder Cos., Inc. Class A	395	22,013
The Procter & Gamble Co.	5,385	322,992
		402,151
Distribution & Wholesale – 0.2%
Fastenal Co.	199	9,988
Genuine Parts Co.	297	11,717
W.W. Grainger, Inc.	99	9,845
		31,550
Diversified Financial – 4.9%
American Express Co.	1,771	70,309
Ameriprise Financial, Inc.	455	16,439
The Charles Schwab Corp.	395	5,601
Citigroup, Inc. (a)	32,428	121,929
CME Group, Inc.	120	33,786
Discover Financial Services	438	6,123
E*TRADE Financial Corp. (a)	108	1,277
Federated Investors, Inc. Class B	198	4,101
Franklin Resources, Inc.	198	17,066
The Goldman Sachs Group, Inc.	885	116,174
IntercontinentalExchange, Inc. (a)	99	11,190
Invesco Ltd.	593	9,980
JP Morgan Chase & Co.	6,624	242,505
Legg Mason, Inc.	395	11,072
Morgan Stanley	2,468	57,282
The NASDAQ OMX Group, Inc. (a)	198	3,520
NYSE Euronext	297	8,206
SLM Corp. (a)	677	7,034
T. Rowe Price Group, Inc.	395	17,534
		761,128
Electric – 3.4%
The AES Corp. (a)	681	6,292
Allegheny Energy, Inc.	197	4,074
Ameren Corp.	490	11,647
American Electric Power Co., Inc.	190	6,137
CenterPoint Energy, Inc.	790	10,396
CMS Energy Corp.	395	5,787
Consolidated Edison, Inc.	294	12,671
Constellation Energy Group, Inc.	1,190	38,378
Dominion Resources, Inc.	986	38,198
DTE Energy Co.	495	22,577
Duke Energy Corp.	2,251	36,016
Edison International	691	21,919
Entergy Corp.	297	21,271
Exelon Corp.	1,086	41,235
FirstEnergy Corp.	593	20,891
Integrys Energy Group, Inc.	299	13,078
NextEra Energy, Inc.	498	24,282
Northeast Utilities	297	7,568
NRG Energy, Inc. (a)	300	6,363
Pepco Holdings, Inc.	297	4,657
PG&E Corp.	591	24,290
Pinnacle West Capital Corp.	297	10,799
PPL Corp.	693	17,290
Progress Energy, Inc.	395	15,492
Public Service Enterprise Group, Inc.	689	21,586
SCANA Corp.	97	3,469
The Southern Co.	1,291	42,965
TECO Energy, Inc.	1,195	18,009
Wisconsin Energy Corp.	98	4,973
Xcel Energy, Inc.	490	10,099
		522,409
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,481	64,705
Molex, Inc.	387	7,059
		71,764
Electronics – 0.3%
Agilent Technologies, Inc. (a)	593	16,859
Amphenol Corp. Class A	198	7,778
FLIR Systems, Inc. (a)	99	2,880
Jabil Circuit, Inc.	780	10,374
PerkinElmer, Inc.	297	6,139
Waters Corp. (a)	99	6,405
		50,435
Engineering & Construction – 0.1%
Fluor Corp.	197	8,372
Jacobs Engineering Group, Inc. (a)	195	7,106
		15,478
Entertainment – 0.0%
International Game Technology	395	6,202
Environmental Controls – 0.3%
Republic Services, Inc.	378	11,238
Stericycle, Inc. (a)	99	6,492
Waste Management, Inc.	886	27,723
		45,453
Foods – 2.1%
Campbell Soup Co.	395	14,153
ConAgra Foods, Inc.	889	20,731
Dean Foods Co. (a)	191	1,923
General Mills, Inc.	986	35,023
H.J. Heinz Co.	593	25,629
The Hershey Co.	298	14,283
Hormel Foods Corp.	195	7,894
The J.M. Smucker Co.	199	11,984
Kellogg Co.	297	14,939
Kraft Foods, Inc. Class A	2,167	60,676
The Kroger Co.	791	15,575
McCormick & Co., Inc.	197	7,478
Safeway, Inc.	889	17,478

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sara Lee Corp.	1,180	$16,638
SUPERVALU, Inc.	987	10,699
Sysco Corp.	589	16,828
Tyson Foods, Inc. Class A	1,082	17,734
Whole Foods Market, Inc. (a)	195	7,024
		316,689
Forest Products & Paper – 0.5%
International Paper Co.	1,284	29,057
MeadWestvaco Corp.	782	17,360
Plum Creek Timber Co., Inc.	297	10,256
Weyerhaeuser Co.	395	13,904
		70,577
Gas – 0.1%
Nicor, Inc.	199	8,060
NiSource, Inc.	684	9,918
Sempra Energy	94	4,398
		22,376
Hand & Machine Tools – 0.1%
Snap-on, Inc.	99	4,050
Stanley Black & Decker, Inc.	250	12,630
		16,680
Health Care - Products – 3.3%
Baxter International, Inc.	890	36,170
Becton, Dickinson & Co.	397	26,845
Boston Scientific Corp. (a)	1,284	7,447
C.R. Bard, Inc.	99	7,675
CareFusion Corp. (a)	591	13,416
Intuitive Surgical, Inc. (a)	28	8,837
Johnson & Johnson	4,189	247,402
Medtronic, Inc.	2,376	86,177
St. Jude Medical, Inc. (a)	299	10,791
Stryker Corp.	594	29,736
Varian Medical Systems, Inc. (a)	199	10,404
Zimmer Holdings, Inc. (a)	397	21,458
		506,358
Health Care - Services – 1.7%
Aetna, Inc.	691	18,229
CIGNA Corp.	491	15,250
Coventry Health Care, Inc. (a)	1,337	23,638
DaVita, Inc. (a)	99	6,182
Humana, Inc. (a)	597	27,265
Laboratory Corporation of America Holdings (a)	98	7,384
Quest Diagnostics, Inc.	197	9,805
Tenet Healthcare Corp. (a)	1,973	8,563
Thermo Fisher Scientific, Inc. (a)	790	38,749
UnitedHealth Group, Inc.	2,476	70,318
WellPoint, Inc. (a)	689	33,713
		259,096
Holding Company - Diversified – 0.0%
Leucadia National Corp. (a)	294	5,736
Home Builders – 0.1%
D.R. Horton, Inc.	790	7,766
Lennar Corp. Class A	95	1,321
Pulte Group, Inc. (a)	65	538
		9,625
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	198	5,918
Whirlpool Corp.	197	17,301
		23,219
Household Products – 0.5%
Avery Dennison Corp.	297	9,542
The Clorox Co.	98	6,092
Fortune Brands, Inc.	198	7,758
Kimberly-Clark Corp.	789	47,837
		71,229
Housewares – 0.0%
Newell Rubbermaid, Inc.	386	5,651
Insurance – 4.5%
Aflac, Inc.	790	33,709
The Allstate Corp.	987	28,357
American International Group, Inc. (a)	502	17,289
Aon Corp.	398	14,774
Assurant, Inc.	795	27,586
Berkshire Hathaway, Inc. Class B (a)	1,878	149,658
The Chubb Corp.	991	49,560
Cincinnati Financial Corp.	316	8,175
Genworth Financial, Inc. Class A (a)	687	8,979
The Hartford Financial Services Group, Inc.	1,090	24,122
Lincoln National Corp.	562	13,651
Loews Corp.	593	19,753
Marsh & McLennan Cos., Inc.	691	15,582
Metlife, Inc.	1,882	71,064
Principal Financial Group, Inc.	793	18,588
The Progressive Corp.	1,084	20,292
Prudential Financial, Inc.	987	52,962
Torchmark Corp.	597	29,557
The Travelers Cos., Inc.	911	44,867
Unum Group	991	21,505
XL Group PLC	1,086	17,387
		687,417
Internet – 1.9%
Akamai Technologies, Inc. (a)	97	3,935
Amazon.com, Inc. (a)	194	21,197
eBay, Inc. (a)	1,081	21,198
Expedia, Inc.	890	16,714
Google, Inc. Class A (a)	350	155,733
McAfee, Inc. (a)	295	9,062
Priceline.com, Inc. (a)	65	11,475
Symantec Corp. (a)	1,485	20,612
VeriSign, Inc. (a)	591	15,691
Yahoo!, Inc. (a)	1,582	21,879
		297,496
Iron & Steel – 0.3%
AK Steel Holding Corp.	198	2,360
Allegheny Technologies, Inc.	97	4,287
Cliffs Natural Resources, Inc.	198	9,338
Nucor Corp.	593	22,700
United States Steel Corp.	197	7,594
		46,279
Leisure Time – 0.2%
Carnival Corp.	498	15,059
Harley-Davidson, Inc.	494	10,982
		26,041

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 0.3%
Marriott International, Inc. Class A	398	$11,916
Starwood Hotels & Resorts Worldwide, Inc.	198	8,203
Wyndham Worldwide Corp.	593	11,943
Wynn Resorts Ltd.	99	7,551
		39,613
Machinery - Construction & Mining – 0.5%
Caterpillar, Inc.	1,184	71,123
Machinery - Diversified – 0.8%
Cummins, Inc.	395	25,726
Deere & Co.	594	33,074
Eaton Corp.	395	25,849
Flowserve Corp.	99	8,395
Rockwell Automation, Inc.	497	24,398
Roper Industries, Inc.	99	5,540
		122,982
Manufacturing – 4.0%
3M Co.	1,284	101,423
Danaher Corp.	790	29,325
Dover Corp.	294	12,286
Eastman Kodak Co. (a)	1,495	6,488
General Electric Co.	19,963	287,867
Honeywell International, Inc.	1,385	54,057
Illinois Tool Works, Inc.	587	24,231
ITT Corp.	394	17,699
Leggett & Platt, Inc.	886	17,773
Pall Corp.	198	6,805
Parker Hannifin Corp.	595	32,999
Textron, Inc.	1,493	25,336
		616,289
Media – 3.2%
CBS Corp. Class B	1,185	15,322
Comcast Corp. Class A	4,629	80,406
DIRECTV Class A (a)	2,074	70,350
Discovery Communications, Inc. Series A (a)	300	10,713
Gannett Co., Inc.	1,976	26,597
The McGraw-Hill Cos., Inc.	593	16,687
Meredith Corp.	497	15,472
The New York Times Co. Class A (a)	2,493	21,564
News Corp. Class A	4,941	59,094
Scripps Networks Interactive Class A	99	3,994
Time Warner Cable, Inc.	575	29,946
Time Warner, Inc.	2,385	68,950
Viacom, Inc. Class B	382	11,983
The Walt Disney Co.	1,251	39,407
The Washington Post Co. Class B	40	16,419
		486,904
Mining – 0.8%
Alcoa, Inc.	1,580	15,895
Freeport-McMoRan Copper & Gold, Inc.	961	56,824
Newmont Mining Corp.	587	36,241
Titanium Metals Corp. (a)	398	7,001
Vulcan Materials Co.	99	4,339
		120,300
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	494	10,848
Xerox Corp.	3,136	25,214
		36,062
Oil & Gas – 8.4%
Anadarko Petroleum Corp.	797	28,764
Apache Corp.	597	50,261
Cabot Oil & Gas Corp.	99	3,101
Chesapeake Energy Corp.	691	14,476
Chevron Corp.	4,273	289,966
ConocoPhillips	2,596	127,438
Denbury Resources, Inc. (a)	99	1,449
Devon Energy Corp.	798	48,614
Diamond Offshore Drilling, Inc.	99	6,157
EOG Resources, Inc.	99	9,739
EQT Corp.	100	3,614
Exxon Mobil Corp.	8,382	478,362
Helmerich & Payne, Inc.	200	7,304
Hess Corp.	398	20,035
Marathon Oil Corp.	1,187	36,904
Murphy Oil Corp.	297	14,716
Nabors Industries Ltd. (a)	593	10,449
Noble Energy, Inc.	298	17,978
Occidental Petroleum Corp.	781	60,254
Pioneer Natural Resources Co.	98	5,826
Questar Corp.	295	13,420
Rowan Cos., Inc. (a)	1,084	23,783
Sunoco, Inc.	99	3,442
Tesoro Corp.	190	2,217
Valero Energy Corp.	595	10,698
		1,288,967
Oil & Gas Services – 1.2%
Baker Hughes, Inc.	691	28,725
Cameron International Corp. (a)	195	6,341
FMC Technologies, Inc. (a)	97	5,108
Halliburton Co.	976	23,961
National Oilwell Varco, Inc.	1,282	42,396
Schlumberger Ltd.	1,094	60,542
Smith International, Inc.	595	22,402
		189,475
Packaging & Containers – 0.3%
Ball Corp.	99	5,230
Bemis Co., Inc.	257	6,939
Owens-IIlinois, Inc. (a)	395	10,448
Pactiv Corp. (a)	97	2,701
Sealed Air Corp.	693	13,666
		38,984
Pharmaceuticals – 5.5%
Abbott Laboratories	1,265	59,177
Allergan, Inc.	594	34,606
AmerisourceBergen Corp.	791	25,114
Bristol-Myers Squibb Co.	3,354	83,649
Cardinal Health, Inc.	790	26,552
Cephalon, Inc. (a)	399	22,643
DENTSPLY International, Inc.	99	2,961
Eli Lilly & Co.	1,781	59,663
Express Scripts, Inc. (a)	696	32,726
Forest Laboratories, Inc. (a)	484	13,276
Gilead Sciences, Inc. (a)	1,197	41,033
Hospira, Inc. (a)	297	17,063
King Pharmaceuticals, Inc. (a)	2,286	17,351
Mead Johnson Nutrition Co.	297	14,886

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medco Health Solutions, Inc. (a)	787	$43,348
Merck & Co., Inc.	4,145	144,951
Mylan, Inc. (a)	593	10,105
Patterson Cos., Inc.	99	2,824
Pfizer, Inc.	13,309	189,786
Watson Pharmaceuticals, Inc. (a)	98	3,976
		845,690
Pipelines – 0.5%
El Paso Corp.	1,790	19,887
ONEOK, Inc.	300	12,975
Spectra Energy Corp.	889	17,842
The Williams Cos., Inc.	1,087	19,870
		70,574
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	494	6,723
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	113	2,189
AvalonBay Communities, Inc.	102	9,524
Boston Properties, Inc.	198	14,125
Equity Residential	393	16,364
HCP, Inc.	395	12,739
Health Care REIT, Inc.	99	4,170
Host Hotels & Resorts, Inc.	1,012	13,642
Kimco Realty Corp.	691	9,287
ProLogis	585	5,926
Public Storage	98	8,615
Simon Property Group, Inc.	307	24,790
Ventas, Inc.	198	9,296
Vornado Realty Trust	202	14,736
		145,403
Retail – 7.1%
Abercrombie & Fitch Co. Class A	394	12,092
AutoNation, Inc. (a)	182	3,549
AutoZone, Inc. (a)	99	19,129
Bed Bath & Beyond, Inc. (a)	494	18,318
Best Buy Co., Inc.	539	18,251
Big Lots, Inc. (a)	1,091	35,010
Coach, Inc.	1,090	39,839
Costco Wholesale Corp.	690	37,833
CVS Caremark Corp.	1,786	52,366
Darden Restaurants, Inc.	198	7,692
Family Dollar Stores, Inc.	297	11,194
GameStop Corp. Class A (a)	1,594	29,951
The Gap, Inc.	1,284	24,987
The Home Depot, Inc.	2,660	74,666
J.C. Penney Co., Inc.	590	12,673
Kohl's Corp. (a)	493	23,418
Limited Brands, Inc.	1,189	26,241
Lowe's Cos., Inc.	2,272	46,394
Macy's, Inc.	1,471	26,331
McDonald's Corp.	1,393	91,757
Nordstrom, Inc.	595	19,153
O'Reilly Automotive, Inc. (a)	99	4,708
Office Depot, Inc. (a)	739	2,986
Polo Ralph Lauren Corp.	298	21,742
RadioShack Corp.	398	7,765
Ross Stores, Inc.	294	15,667
Sears Holdings Corp. (a)	99	6,400
Staples, Inc.	1,185	22,574
Starbucks Corp.	1,481	35,988
Target Corp.	1,486	73,067
Tiffany & Co.	297	11,259
The TJX Cos., Inc.	890	37,336
Urban Outfitters, Inc. (a)	200	6,878
Wal-Mart Stores, Inc.	3,307	158,967
Walgreen Co.	1,777	47,446
Yum! Brands, Inc.	297	11,595
		1,095,222
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	889	10,881
People's United Financial, Inc.	494	6,669
		17,550
Semiconductors – 3.0%
Advanced Micro Devices, Inc. (a)	689	5,044
Altera Corp.	498	12,355
Analog Devices, Inc.	595	16,577
Applied Materials, Inc.	1,974	23,728
Broadcom Corp. Class A	491	16,188
Intel Corp.	11,441	222,528
KLA-Tencor Corp.	497	13,856
Linear Technology Corp.	393	10,929
LSI Corp. (a)	3,465	15,939
MEMC Electronic Materials, Inc. (a)	198	1,956
Microchip Technology, Inc.	297	8,239
Micron Technology, Inc. (a)	1,778	15,095
National Semiconductor Corp.	395	5,317
Novellus Systems, Inc. (a)	198	5,021
NVIDIA Corp. (a)	187	1,909
QLogic Corp. (a)	597	9,922
Teradyne, Inc. (a)	1,672	16,302
Texas Instruments, Inc.	2,159	50,262
Xilinx, Inc.	593	14,979
		466,146
Software – 4.1%
Adobe Systems, Inc. (a)	689	18,210
Autodesk, Inc. (a)	297	7,235
BMC Software, Inc. (a)	295	10,216
CA, Inc.	695	12,788
Citrix Systems, Inc. (a)	99	4,181
Compuware Corp. (a)	995	7,940
Dun & Bradstreet Corp.	109	7,316
Electronic Arts, Inc. (a)	95	1,368
Fidelity National Information Services, Inc.	400	10,728
Fiserv, Inc. (a)	295	13,470
Intuit, Inc. (a)	594	20,653
Microsoft Corp.	16,954	390,112
Novell, Inc. (a)	394	2,238
Oracle Corp.	5,335	114,489
Red Hat, Inc. (a)	297	8,595
Salesforce.com, Inc. (a)	99	8,496
		638,035
Telecommunications – 5.5%
American Tower Corp. Class A (a)	99	4,406
AT&T, Inc.	11,390	275,524
CenturyTel, Inc.	694	23,117
Cisco Systems, Inc. (a)	9,424	200,825
Corning, Inc.	2,377	38,389
Frontier Communications Corp.	3,285	23,356
Harris Corp.	395	16,452
JDS Uniphase Corp. (a)	387	3,808

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Juniper Networks, Inc. (a)	693	$15,814
MetroPCS Communications, Inc. (a)	198	1,622
Motorola, Inc. (a)	4,445	28,981
Qualcomm, Inc.	2,061	67,683
Qwest Communications International, Inc.	3,230	16,958
Sprint Nextel Corp. (a)	4,642	19,682
Tellabs, Inc.	4,491	28,698
Verizon Communications, Inc.	2,345	65,707
Windstream Corp.	981	10,359
		841,381
Textiles – 0.0%
Cintas Corp.	198	4,746
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	97	3,987
Mattel, Inc.	495	10,474
		14,461
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	97	5,399
CSX Corp.	789	39,158
Expeditors International of Washington, Inc.	197	6,798
FedEx Corp.	394	27,623
Norfolk Southern Corp.	793	42,069
Ryder System, Inc.	398	16,012
Union Pacific Corp.	690	47,962
United Parcel Service, Inc. Class B	1,974	112,301
		297,322
TOTAL COMMON STOCK (Cost $15,612,229)		15,442,464
TOTAL EQUITIES (Cost $15,612,229)		15,442,464
TOTAL LONG-TERM INVESTMENTS (Cost $15,612,229)		15,442,464
	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$24,327	24,327
TOTAL SHORT-TERM INVESTMENTS (Cost $24,327)		24,327
TOTAL INVESTMENTS – 100.2% (Cost $15,636,556) (c)		15,466,791
Other Assets/ (Liabilities) – (0.2)%		(34,566)
NET ASSETS – 100.0%		$15,432,225

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $24,327. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $27,112.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 96.3%
CORPORATE DEBT – 96.3%
Advertising – 1.3%
Lamar Media Corp. (a) 7.875% 4/15/18	$700,000	$698,250
Aerospace & Defense – 0.9%
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	500,000	495,000
Apparel – 1.6%
Levi Strauss & Co. (a) 7.625% 5/15/20	850,000	833,000
Auto Manufacturers – 1.6%
Ford Motor Co. 7.450% 7/16/31	950,000	857,375
Auto Parts & Equipment – 1.9%
Cooper-Standard Automotive, Inc. (a) 8.500% 5/01/18	500,000	503,750
RSC Equipment Rentals/RSC Holdings 9.500% 12/01/14	500,000	496,875
		1,000,625
Automotive & Parts – 2.7%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	450,000	390,375
Exide Technologies 10.500% 3/15/13	325,000	328,250
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	450,000	489,375
Tenneco, Inc. 8.625% 11/15/14	250,000	252,187
		1,460,187
Banks – 0.4%
GMAC, Inc. 6.750% 12/01/14	250,000	241,875
Building Materials – 1.9%
Interline Brands, Inc. 8.125% 6/15/14	450,000	450,563
Libbey Glass, Inc. (a) 10.000% 2/15/15	550,000	569,250
		1,019,813
Chemicals – 2.1%
Georgia Gulf Corp. (a) 9.000% 1/15/17	565,000	573,475
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875% 2/01/18	485,000	437,713
Huntsman International LLC (a) 8.625% 3/15/20	150,000	138,750
		1,149,938
Coal – 0.4%
International Coal Group, Inc. 9.125% 4/01/18	225,000	225,000
Commercial Services – 6.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a) 9.625% 3/15/18	150,000	151,500
Cenveo Corp. (a) 10.500% 8/15/16	450,000	457,875
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	500,000	495,000
Hertz Corp. 10.500% 1/01/16	550,000	570,625
Iron Mountain, Inc. 8.750% 7/15/18	500,000	516,250
Seneca Gaming Corp. 7.250% 5/01/12	400,000	391,000
United Rentals North America, Inc. 7.750% 11/15/13	400,000	389,000
United Rentals North America, Inc. 10.875% 6/15/16	200,000	214,500
		3,185,750
Diversified Financial – 7.9%
American General Finance Corp. 5.375% 10/01/12	200,000	181,000
American General Finance Corp. 6.500% 9/15/17	200,000	156,000
Cemex Finance LLC (a) 9.500% 12/14/16	300,000	289,500
CIT Group, Inc. 7.000% 5/01/15	850,000	784,125
Ford Motor Credit Co. LLC 8.000% 6/01/14	300,000	309,618
International Lease Finance Corp. 5.875% 5/01/13	500,000	461,250
International Lease Finance Corp. (a) 8.625% 9/15/15	450,000	426,375
Nuveen Investments, Inc. 10.500% 11/15/15	600,000	522,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	550,000	573,375
Susser Holdings LLC/Susser Finance Corp. (a) 8.500% 5/15/16	500,000	500,000
		4,203,243
Electric – 2.7%
Energy Future Holdings Corp. (a) 10.000% 1/15/20	550,000	547,250
Intergen NV (a) 9.000% 6/30/17	500,000	497,500
NRG Energy, Inc. 7.375% 2/01/16	150,000	149,250
NRG Energy, Inc. 8.500% 6/15/19	250,000	254,062
		1,448,062
Electronics – 1.4%
NXP BV/NXP Funding LLC 9.500% 10/15/15	600,000	502,500
Sanmina-SCI Corp. 8.125% 3/01/16	250,000	246,250
		748,750
Energy - Alternate Sources – 1.2%
Headwaters, Inc. 11.375% 11/01/14	650,000	656,500
Entertainment – 0.9%
AMC Entertainment, Inc. 8.750% 6/01/19	500,000	502,500

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods – 0.6%
Great Atlantic & Pacific Tea Co. (a) 11.375% 8/01/15	$250,000	$208,125
Michael Foods, Inc. (a) 9.750% 7/15/18	125,000	128,438
		336,563
Forest Products & Paper – 0.7%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/01/16	450,000	383,625
Health Care - Products – 0.7%
Inverness Medical Innovations, Inc. 9.000% 5/15/16	350,000	350,875
Health Care - Services – 5.5%
Apria Healthcare Group, Inc. (a) 11.250% 11/01/14	300,000	319,500
Apria Healthcare Group, Inc. (a) 12.375% 11/01/14	350,000	373,625
Community Health Systems, Inc. 8.875% 7/15/15	600,000	618,750
HCA, Inc. 6.500% 2/15/16	300,000	279,750
HCA, Inc. 9.250% 11/15/16	550,000	583,000
National Mentor Holdings, Inc. 11.250% 7/01/14	250,000	249,375
Tenet Healthcare Corp. (a) 10.000% 5/01/18	450,000	497,250
		2,921,250
Holding Company - Diversified – 1.4%
Kansas City Southern Railway 8.000% 6/01/15	400,000	412,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	350,000	343,438
		755,438
Household Products – 2.3%
ACCO Brands Corp. 10.625% 3/15/15	500,000	542,500
JohnsonDiversey, Inc. (a) 8.250% 11/15/19	150,000	154,500
Spectrum Brands Holdings, Inc. (a) 9.500% 6/15/18	500,000	515,625
		1,212,625
Leisure Time – 1.9%
Easton-Bell Sports, Inc. (a) 9.750% 12/01/16	375,000	388,125
Sabre Holdings Corp. 8.350% 3/15/16	650,000	620,750
		1,008,875
Lodging – 3.4%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	87,500
Boyd Gaming Corp. 7.125% 2/01/16	300,000	246,750
Harrah's Operating Escrow LLC/Harrahs Escrow Corp 11.250% 6/01/17	1,000,000	1,052,500
MGM Mirage 5.875% 2/27/14	450,000	356,625
MGM Mirage (a) 9.000% 3/15/20	50,000	51,375
		1,794,750
Manufacturing – 2.7%
Eastman Kodak Co. (a) 9.750% 3/01/18	450,000	443,250
RBS Global, Inc. / Rexnord LLC (a) 8.500% 5/01/18	350,000	339,500
Reddy Ice Corp. (a) 13.250% 11/01/15	250,000	241,250
Trimas Corp. (a) 9.750% 12/15/17	400,000	405,000
		1,429,000
Media – 12.7%
Allbritton Communications Co. (a) 8.000% 5/15/18	450,000	445,500
Cequel Communications Holdings I LLC and Cequel Capital Corp. (a) 8.625% 11/15/17	600,000	597,750
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	100,000	99,500
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	650,000	653,250
Gannett Co., Inc. (a) 9.375% 11/15/17	550,000	578,875
LIN Television Corp. (a) 8.375% 4/15/18	825,000	820,875
The McClatchy Co. (a) 11.500% 2/15/17	500,000	507,500
Mediacom Broadband LLC 8.500% 10/15/15	700,000	668,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (a) 8.875% 4/15/17	450,000	452,250
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	1,200,000	1,212,000
Univision Communications, Inc. (a) 12.000% 7/01/14	150,000	160,875
Videotron Ltd. 9.125% 4/15/18	550,000	596,750
		6,793,625
Oil & Gas – 2.9%
Chaparral Energy, Inc. 8.500% 12/01/15	350,000	325,500
Chesapeake Energy Corp. 7.250% 12/15/18	550,000	567,875
Coffeyville Resources LLC / Coffeyville Finance, Inc. (a) 9.000% 4/01/15	250,000	247,500
SandRidge Energy, Inc. (a) 8.750% 1/15/20	450,000	427,500
		1,568,375
Packaging & Containers – 1.3%
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	725,000	605,375

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Solo Cup Co. 10.500% 11/01/13	$100,000	$103,375
		708,750
Pharmaceuticals – 1.8%
Mylan, Inc. (a) 7.625% 7/15/17	500,000	510,000
Omnicare, Inc. 7.750% 6/01/20	425,000	433,500
		943,500
Pipelines – 4.1%
Atlas Pipeline Partners LP 8.125% 12/15/15	550,000	506,000
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875% 2/15/18	550,000	549,312
El Paso Pipeline Partners Operating Co. LLC 6.500% 4/01/20	550,000	556,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	600,000	576,000
		2,188,187
Retail – 5.3%
J.C. Penney Corp., Inc. 7.950% 4/01/17	500,000	555,000
Landry's Restaurants, Inc. 11.625% 12/01/15	60,000	62,100
Landry's Restaurants, Inc. (a) 11.625% 12/01/15	300,000	310,500
Macy's Retail Holdings, Inc. 7.500% 6/01/15	500,000	535,000
Nebraska Book Co., Inc. 8.625% 3/15/12	350,000	324,625
OSI Restaurant Partners, Inc. 10.000% 6/15/15	320,000	312,800
Quiksilver, Inc. 6.875% 4/15/15	400,000	363,500
Rite Aid Corp. 10.250% 10/15/19	350,000	348,687
		2,812,212
Savings & Loans – 1.0%
LBI Escrow Corp. (a) 8.000% 11/01/17	520,000	535,600
Semiconductors – 3.1%
Advanced Micro Devices, Inc. (a) 8.125% 12/15/17	550,000	547,250
Freescale Semiconductor, Inc. (a) 9.250% 4/15/18	250,000	246,875
Freescale Semiconductor, Inc. 10.125% 12/15/16	175,000	140,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a) 10.500% 4/15/18	700,000	712,250
		1,646,375
Software – 1.0%
First Data Corp. 9.875% 9/24/15	575,000	437,000
First Data Corp. 11.250% 3/31/16	175,000	107,625
		544,625
Telecommunications – 8.2%
GeoEye, Inc. (a) 9.625% 10/01/15	500,000	510,000
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	850,000	860,625
Intelsat Corp. 9.250% 6/15/16	600,000	630,000
Sprint Capital Corp. 6.900% 5/01/19	650,000	588,250
Virgin Media Finance PLC 9.125% 8/15/16	850,000	879,750
West Corp. 11.000% 10/15/16	300,000	305,250
Windstream Corp. 8.625% 8/01/16	600,000	604,500
		4,378,375
Transportation – 0.8%
RailAmerica, Inc. 9.250% 7/01/17	400,000	419,000
TOTAL CORPORATE DEBT (Cost $53,277,479)		51,457,493
TOTAL BONDS & NOTES (Cost $53,277,479)		51,457,493
TOTAL LONG-TERM INVESTMENTS (Cost $53,277,479)		51,457,493
SHORT-TERM INVESTMENTS – 9.2%
Time Deposits – 9.2%
Euro Time Deposit 0.010% 7/01/10	4,913,455	4,913,455
TOTAL SHORT-TERM INVESTMENTS (Cost $4,913,455)		4,913,455
TOTAL INVESTMENTS – 105.5% (Cost $58,190,934) (b)		56,370,948
Other Assets/ (Liabilities) – (5.5)%		(2,937,121)
NET ASSETS – 100.0%		$53,433,827

Notes to Portfolio of Investments
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $21,271,701 or 39.81% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 135.7%
CORPORATE DEBT – 17.4%
Banks – 1.9%
Citibank NA FRN 0.683% 3/30/11	$1,750,000	$1,752,721
PNC Funding Corp. FRN 0.733% 4/01/12	1,500,000	1,508,834
State Street Bank and Trust Co. FRN 0.737% 9/15/11	1,750,000	1,756,946
Union Bank NA FRN 0.737% 3/16/12	1,750,000	1,759,233
Wells Fargo & Co. FRN 0.757% 6/15/12	1,500,000	1,509,469
		8,287,203
Beverages – 0.8%
Diageo Finance BV 3.875% 4/01/11	1,250,000	1,269,661
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,040,676
SABMiller PLC (a) 6.200% 7/01/11	1,200,000	1,254,065
		3,564,402
Chemicals – 0.5%
The Dow Chemical Co. FRN 2.624% 8/08/11	2,000,000	2,030,598
Computers – 0.5%
Hewlett-Packard Co. FRN 1.586% 5/27/11	2,000,000	2,019,154
Diversified Financial – 6.5%
American Express Credit Corp. FRN 0.498% 10/04/10	7,000,000	6,999,132
American Honda Finance Corp. (a) 3.036% 6/02/11	2,000,000	2,042,808
General Electric Capital Corp. FRN 1.467% 12/09/11	2,500,000	2,537,395
General Electric Capital Corp. 3.500% 8/13/12	1,000,000	1,032,192
HSBC Finance Corp. FRN 0.584% 8/09/11	1,200,000	1,189,132
JP Morgan Chase & Co. FRN 0.474% 1/17/11	1,350,000	1,350,852
JP Morgan Chase & Co. FRN 0.564% 2/23/11	1,225,000	1,227,096
JP Morgan Chase & Co. FRN 0.767% 6/15/12	1,850,000	1,856,307
Morgan Stanley FRN 0.654% 2/10/12	2,500,000	2,516,127
Morgan Stanley FRN 0.736% 3/13/12	1,750,000	1,758,942
Morgan Stanley FRN 4.236% 3/01/16	1,200,000	1,192,872
Morgan Stanley FRN 4.240% 5/01/14	1,525,000	1,506,700
Morgan Stanley Series C FRN 4.586% 11/01/13	2,156,000	2,128,813
Toyota Motor Credit Corp. FRN 0.404% 7/19/10	1,025,000	1,025,010
		28,363,378
Electric – 0.2%
Virginia Electric and Power Co. Series B 4.500% 12/15/10	1,000,000	1,015,764
Environmental Controls – 0.2%
Republic Services, Inc. 6.750% 8/15/11	930,000	980,893
Foods – 0.2%
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,052,285
Health Care - Products – 0.2%
Baxter FinCo BV 4.750% 10/15/10	1,000,000	1,011,778
Health Care - Services – 0.3%
UnitedHealth Group, Inc. FRN 1.660% 2/07/11	1,200,000	1,206,186
Insurance – 1.9%
Berkshire Hathaway, Inc. FRN 0.858% 2/11/13	2,900,000	2,905,136
MetLife Global Funding I (a) 2.875% 9/17/12	500,000	511,879
Pacific Life Global Funding VRN (a) 4.420% 2/06/16	5,000,000	4,800,350
		8,217,365
Multi-National – 0.5%
International Bank for Reconstruction & Development FRN 3.131% 12/10/13	2,105,000	2,106,495
Office Equipment/Supplies – 0.2%
Xerox Corp. 6.875% 8/15/11	900,000	951,198
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	1,250,000	1,257,499
Pharmaceuticals – 1.0%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,018,870
Pfizer, Inc. FRN 2.487% 3/15/11	1,100,000	1,115,503
Wyeth VRN 6.950% 3/15/11	1,216,000	1,266,823
		4,401,196
Pipelines – 0.6%
Consolidated Natural Gas Co., Series C 6.250% 11/01/11	460,000	487,673
Duke Energy Field Services Corp. 7.875% 8/16/10	1,200,000	1,208,796
Transcontinental Gas Pipe Line Corp., Series B 7.000% 8/15/11	850,000	895,165
		2,591,634
Regional (State & Province) – 0.3%
Pennsylvania Higher Education Assistance Agency, Series B-1 0.151% 4/25/44	1,350,000	1,053,000
Telecommunications – 1.3%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,351,141

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
British Telecom PLC 8.125% 12/15/10	$1,200,000	$1,241,069
Cellco Partnership/Verizon Wireless Capital LLC FRN 3.065% 5/20/11	2,000,000	2,044,560
Telefonica Emisiones SAU FRN 0.674% 2/04/13	1,275,000	1,229,377
		5,866,147
TOTAL CORPORATE DEBT (Cost $75,654,232)		75,976,175
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 14.6%
Automobile ABS – 3.2%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	1,125,000	1,124,668
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	1,150,000	1,150,416
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	666,067	666,708
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	463,481	464,196
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	1,150,000	1,149,986
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	1,025,220	1,025,054
CPS Auto Receivables Trust, Series 2007-C, Class A3 (a) 5.430% 5/15/12	970,107	977,240
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	520,000	520,122
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (a) 5.080% 11/25/11	1,041,667	1,048,809
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	909,438	910,794
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	850,000	851,160
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	374,818	375,250
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	1,250,000	1,249,893
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	188,592	189,707
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	217,347	220,399
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	239,000	242,881
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	426,870	428,318
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	1,200,000	1,200,174
		13,795,775
Credit Card ABS – 0.4%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.390% 10/15/12	1,650,000	1,649,816
Home Equity ABS – 0.3%
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.547% 2/25/36	1,473,879	1,446,895
Student Loans ABS – 10.1%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.718% 9/25/25	1,044,014	1,037,951
Access Group, Inc., Series 2003-1, Class A2 FRN 0.798% 12/27/16	496,655	494,567
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	993,274	984,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class A2D FRN 0.707% 7/25/35	121,985	121,360
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	338,000	330,861
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	1,150,000	1,125,710
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	1,175,000	1,002,903
DB Master Finance LLC, Series 2006-1, Class A2 (a) 5.779% 6/20/31	450,000	434,812
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.837% 12/15/17	2,332,269	2,330,733
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.377% 3/25/25	1,413,438	1,395,683

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.437% 2/26/24	$2,403,317	$2,392,087
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.667% 5/25/27	984,606	965,215
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.494% 4/28/17	1,428,250	1,425,809
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.316% 7/25/19	1,216,677	1,211,549
SLC Student Loan Trust, Series 2005-1, Class A1 FRN 0.446% 2/15/18	947,835	946,699
SLC Student Loan Trust, Series 2006-1, Class A2 FRN 0.537% 6/15/15	657,942	657,621
SLC Student Loan Trust, Series 2008-2, Class A1 FRN 0.937% 6/15/10	56,215	56,257
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.306% 10/27/14	104,208	104,176
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.306% 10/25/18	210,239	209,873
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.316% 1/25/16	521,017	520,545
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.316% 10/25/16	125,452	125,308
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.316% 4/25/17	55,388	55,343
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.336% 7/25/18	14,142	14,126
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.396% 4/25/17	283,196	282,468
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.396% 4/27/20	149,085	147,572
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.406% 4/25/22	77,062	76,732
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.406% 4/25/22	449,185	448,107
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.406% 7/25/22	1,909,538	1,902,078
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.456% 10/25/12	35,601	35,587
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 0.466% 1/25/17	132,223	132,154
SLM Student Loan Trust, Series 2007-6, Class A1 FRN 0.486% 4/27/15	905,093	903,798
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.516% 1/25/16	315,000	313,802
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.566% 7/25/13	667,375	667,284
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.566% 1/25/19	200,000	198,580
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.616% 1/25/15	651,559	651,471
SLM Student Loan Trust, Series 2004-4, Class B FRN 0.696% 1/27/25	775,000	662,655
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.716% 10/27/14	1,493,332	1,494,655
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.716% 7/27/20	1,951,593	1,953,485
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.717% 3/15/19	1,290,636	1,286,172
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.737% 12/17/18	117,247	116,865
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.737% 3/15/19	980,351	979,534
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.747% 12/17/18	276,923	276,712
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.757% 12/15/17	444,247	442,990
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.816% 10/25/17	490,000	491,077
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.816% 1/25/21	660,000	596,784
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	875,000	759,821
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.100% 12/15/16	4,525,000	4,522,504
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.107% 9/15/39	1,427,628	1,196,719

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-5, Class A1 FRN 1.116% 10/25/13	$5,145	$5,151
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	534,086	450,047
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.187% 12/15/38	1,106,827	920,346
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.366% 7/25/16	175,000	178,609
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.816% 4/25/23	353,438	369,771
SLM Student Loan Trust, Series 2010-C, Class A1 FRN 1.846% 12/15/17	950,000	950,000
SLM Student Loan Trust, Series 2003-5, Class B FRN 2.758% 9/15/39	1,500,000	1,267,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.444% 7/28/26	40,044	39,502
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.514% 10/28/28	610,772	604,814
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.564% 4/30/29	1,047,519	1,039,868
		44,308,748
WL Collateral CMO – 0.6%
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,560,266	2,542,651
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $62,893,692)		63,743,885
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.4%
FHLMC Collateral – 0.4%
Federal Home Loan Mortgage Corp., Pool #1Q0239 3.416% 3/01/37	1,801,353	1,885,999
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,835,692)		1,885,999
U.S. TREASURY OBLIGATIONS – 103.3%
U.S. Treasury Bonds & Notes – 103.3%
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	6,488,249	6,573,569
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	7,219,590	7,368,991
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	22,810,900	23,812,014
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	14,259,168	14,777,577
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	16,401,624	16,797,415
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	20,264,643	21,391,610
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	11,638,775	12,269,306
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	12,486,840	12,662,982
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	17,655,584	18,677,595
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	16,250,875	17,410,882
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	13,160,303	14,107,435
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	8,594,320	8,903,501
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	16,570,291	17,652,538
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	21,111,908	22,649,118
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	13,729,250	14,811,373
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	15,783,146	16,682,528
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	12,245,121	13,363,407
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	7,609,812	8,332,744
U.S. Treasury Inflation Index (b) 2.375% 4/15/11	8,236,725	8,374,072
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	15,306,818	16,895,954
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	24,176,633	26,814,907
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	12,571,914	13,920,333
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	14,988,163	16,679,952
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	12,184,200	13,768,755
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	11,044,110	12,456,586
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	21,375,317	22,739,062
U.S. Treasury Inflation Index 3.375% 1/15/12	7,366,200	7,765,034
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	4,568,718	5,949,813

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	$17,730,572	$22,941,366
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	18,080,964	15,888,773
		452,439,192
TOTAL U.S. TREASURY OBLIGATIONS (Cost $429,659,695)		452,439,192
TOTAL BONDS & NOTES (Cost $570,043,311)		594,045,251
TOTAL LONG-TERM INVESTMENTS (Cost $570,043,311)		594,045,251
SHORT-TERM INVESTMENTS – 61.2%
Commercial Paper – 61.2%
Abbey National North America LLC 0.520% 9/03/10	10,000,000	9,990,756
Altria Group, Inc. 0.450% 8/06/10	7,000,000	6,996,850
Autozone, Inc. (a) 0.380% 7/02/10	4,100,000	4,099,957
Barclays U.S. Funding LLC 0.530% 9/02/10	5,265,000	5,260,117
Bemis Co., Inc. (a) 0.400% 7/06/10	1,825,000	1,824,899
Bemis Co., Inc. (a) 0.400% 7/08/10	1,430,000	1,429,889
Bemis Co., Inc. (a) 0.400% 7/13/10	1,680,000	1,679,776
BG Energy Finance, Inc. (a) 0.510% 8/09/10	11,000,000	10,993,922
BMW U.S. Capital LLC (a) 0.420% 7/08/10	4,279,000	4,278,651
British Aerospace Pub Ltd. Co. (a) 0.420% 7/19/10	1,350,000	1,349,716
British Aerospace Pub Ltd. Co. (a) 0.550% 9/01/10	5,000,000	4,995,264
British Aerospace Pub Ltd. Co. (a) 0.550% 9/02/10	740,000	739,288
Bryant Park Funding LLC (a) 0.520% 8/16/10	8,570,000	8,564,306
Citigroup Funding, Inc. 0.380% 8/04/10	4,460,000	4,458,399
Citigroup Funding, Inc. 0.500% 8/17/10	6,650,000	6,645,659
CVS Caremark Corp. (a) 0.350% 7/08/10	3,300,000	3,299,775
CVS Caremark Corp. (a) 0.380% 7/14/10	3,500,000	3,499,520
Danske Corp. (a) 0.510% 9/01/10	10,610,000	10,600,681
Duke Energy Corp. (a) 0.340% 7/08/10	800,000	799,947
Duke Energy Corp. (a) 0.410% 7/12/10	6,300,000	6,299,211
Elsevier Financial SA (a) 0.400% 7/07/10	5,000,000	4,999,667
Elsevier Financial SA (a) 0.410% 7/07/10	1,800,000	1,799,877
Erac USA Finance Co. (a) 0.440% 7/16/10	600,000	599,890
ERAC USA Finance Co. (a) 0.450% 7/08/10	6,440,000	6,439,436
Export-Import Bank of Korea 0.510% 7/21/10	5,600,000	5,598,413
FPL Group Capital, Inc. (a) 0.400% 7/09/10	1,100,000	1,099,902
FPL Group Capital, Inc. (a) 0.470% 8/09/10	8,940,000	8,935,448
H.J. Heinz Finance Co. (a) 0.340% 7/20/10	4,250,000	4,249,237
Henkel Corp. of America, Inc. (a) 0.480% 8/03/10	10,000,000	9,995,600
Henkel Corp. of America, Inc. (a) 0.500% 8/09/10	600,000	599,675
ING U.S. Funding LLC 0.460% 8/16/10	8,500,000	8,495,004
Lincoln National Corp. (a) 0.430% 7/26/10	2,900,000	2,899,134
Lincoln National Corp. (a) 0.500% 8/09/10	350,000	349,810
Lincoln National Corp. (a) 0.520% 9/07/10	3,750,000	3,746,317
Nissan Motor Acceptance Corp. (a) 0.420% 7/29/10	7,000,000	6,997,713
Omnicom Capital, Inc. (a) 0.460% 7/23/10	7,000,000	6,998,032
Paccar Financial Corp. 0.410% 8/13/10	7,075,000	7,071,535
Paccar Financial Corp. 0.430% 8/13/10	4,000,000	3,997,946
Pacific Gas & Electric Co. (a) 0.390% 7/01/10	1,500,000	1,500,000
Pacific Gas & Electric Co. (a) 0.410% 7/08/10	5,278,000	5,277,579
Pearson Holdings, Inc. (a) 0.400% 7/21/10	4,385,000	4,384,026
Pearson Holdings, Inc. 0.400% 7/28/10	1,500,000	1,499,550
Royal Bank of Scotland Group PLC (a) 0.310% 7/07/10	3,830,000	3,829,802
Royal Bank of Scotland Group PLC 0.450% 8/23/10	4,000,000	3,997,350
Ryder System, Inc. 0.400% 7/22/10	1,500,000	1,499,650
Ryder System, Inc. 0.420% 7/21/10	1,340,000	1,339,687
Ryder System, Inc. 0.450% 7/19/10	4,250,000	4,249,044
SABMiller PLC 0.470% 7/15/10	7,100,000	7,098,702
Societe Generale North America, Inc. 0.300% 7/20/10	1,380,000	1,379,781
Societe Generale North America, Inc. 0.590% 9/29/10	5,000,000	4,992,625
Societe Generale North America, Inc. 0.620% 9/15/10	1,975,000	1,972,415
South Carolina Electric & Gas 0.400% 7/27/10	3,280,000	3,279,052
South Carolina Electric & Gas 0.420% 7/21/10	3,820,000	3,819,109
Southern California Edison Co. (a) 0.410% 7/14/10	2,755,000	2,754,592

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Stanley Works, Inc. (a) 0.520% 8/23/10	$7,100,000	$7,094,565
Toyota Motor Credit Corp. 0.320% 7/14/10	6,750,000	6,749,220
Volkswagen of America (a) 0.520% 8/05/10	7,100,000	7,096,411
Wellpoint, Inc. (a) 0.320% 8/02/10	9,000,000	8,997,440
Wellpoint, Inc. (a) 0.340% 8/03/10	2,500,000	2,499,221
		267,989,040
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	6,371	6,371
Time Deposits – 0.0%
Euro Time Deposit, 0.010%, due 7/01/10	37	37
TOTAL SHORT-TERM INVESTMENTS (Cost $267,995,448)		267,995,448
TOTAL INVESTMENTS – 196.9% (Cost $838,038,759) (d)		862,040,699
Other Assets/ (Liabilities) – (96.9)%		(424,252,867)
NET ASSETS – 100.0%		$437,787,832

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $188,276,608 or 43.01% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $6,371. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $9,037.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 75.0%
CORPORATE DEBT – 33.3%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$$260,000	$304,839
WPP Finance Corp. 5.875% 6/15/14	65,000	70,524
		375,363
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	130,000	148,223
General Dynamics Corp. 5.250% 2/01/14	145,000	162,706
Goodrich Corp. 6.125% 3/01/19	50,000	57,823
L-3 Communications Corp. 6.375% 10/15/15	135,000	135,000
		503,752
Agriculture – 0.6%
Altria Group, Inc. 8.500% 11/10/13	350,000	408,572
Altria Group, Inc. 9.700% 11/10/18	60,000	75,983
BAT International Finance PLC (a) 8.125% 11/15/13	245,000	289,220
Cargill, Inc. (a) 5.200% 1/22/13	250,000	269,230
		1,043,005
Airlines – 0.0%
United Air Lines, Inc. (b) 10.110% 12/31/49	11,873	4,156
Banks – 1.9%
Bank of America Corp. 2.100% 4/30/12	480,000	491,549
Bank of America Corp. 4.250% 10/01/10	60,000	60,394
Bank of America Corp. 5.750% 12/01/17	150,000	155,562
Bank of America Corp. 7.375% 5/15/14	130,000	145,699
Bank of America Corp. Series L 5.650% 5/01/18	85,000	87,109
Barclays Bank PLC 5.000% 9/22/16	$100,000	102,575
Barclays Bank PLC 5.200% 7/10/14	370,000	390,480
Barclays Bank PLC 6.750% 5/22/19	120,000	133,492
Capital One Financial Corp. 7.375% 5/23/14	85,000	97,194
Credit Suisse AG 5.400% 1/14/20	270,000	268,451
HSBC Bank USA 4.625% 4/01/14	205,000	215,910
ICICI Bank Ltd. (a) 5.500% 3/25/15	210,000	217,066
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	135,000	135,393
State Street Corp. 2.150% 4/30/12	145,000	148,487
UBS AG 5.750% 4/25/18	205,000	211,489
Wachovia Corp. 5.300% 10/15/11	75,000	78,498
Wachovia Corp. 5.750% 6/15/17	170,000	185,674
Wells Fargo & Co. 3.625% 4/15/15	210,000	214,572
		3,339,594
Beverages – 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	55,000	59,126
The Coca-Cola Co. 5.350% 11/15/17	90,000	102,924
Diageo Finance BV 3.875% 4/01/11	125,000	126,966
Molson Coors Capital Finance ULC 4.850% 9/22/10	85,000	85,763
		374,779
Building Materials – 0.3%
CRH America, Inc. 8.125% 7/15/18	20,000	24,119
Masco Corp. 7.125% 8/15/13	160,000	167,890
Masco Corp. 7.125% 3/15/20	135,000	131,083
Owens Corning, Inc. 9.000% 6/15/19	$110,000	130,062
		453,154
Chemicals – 1.3%
Airgas, Inc. 4.500% 9/15/14	155,000	161,171
Ashland, Inc. 9.125% 6/01/17	80,000	87,600
Cabot Corp. 5.000% 10/01/16	420,000	445,763
Cytec Industries, Inc. 8.950% 7/01/17	50,000	61,090
The Dow Chemical Co. 4.850% 8/15/12	105,000	110,760
The Dow Chemical Co. 5.900% 2/15/15	275,000	300,527
The Dow Chemical Co. 7.600% 5/15/14	160,000	184,778
The Dow Chemical Co. 8.550% 5/15/19	50,000	61,206
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	120,000	125,187
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	75,000	81,400
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	20,000	23,472
Ecolab, Inc. 4.875% 2/15/15	240,000	263,453
Ecolab, Inc. 6.875% 2/01/11	175,000	180,692
Valspar Corp. 5.625% 5/01/12	80,000	85,400
Valspar Corp. 7.250% 6/15/19	60,000	71,304
		2,243,803
Coal – 0.1%
Consol Energy, Inc. (a) 8.250% 4/01/20	110,000	114,675
Commercial Services – 0.8%
Brambles USA, Inc. (a) 3.950% 4/01/15	190,000	192,947
Deluxe Corp. 7.375% 6/01/15	25,000	24,813
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	340,000	346,482

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$$45,000	$45,937
Equifax, Inc. 4.450% 12/01/14	330,000	343,860
ERAC USA Finance LLC (a) 5.800% 10/15/12	255,000	275,266
ERAC USA Finance LLC (a) 8.000% 1/15/11	175,000	180,657
		1,409,962
Computers – 0.3%
Brocade Communications Systems, Inc. (a) 6.625% 1/15/18	30,000	29,775
Brocade Communications Systems, Inc. (a) 6.875% 1/15/20	15,000	14,888
Computer Sciences Corp. 5.500% 3/15/13	105,000	112,875
Electronic Data Systems LLC, Series B 6.000% 8/01/13	70,000	78,928
EMC Corp., Convertible 1.750% 12/01/13	90,000	113,962
Hewlett-Packard Co. 5.500% 3/01/18	140,000	161,243
		511,671
Diversified Financial – 6.5%
American Express Co. 6.150% 8/28/17	55,000	60,263
American Express Co. 7.250% 5/20/14	60,000	68,198
American Express Co. 8.125% 5/20/19	155,000	192,447
American Express Credit Corp. 7.300% 8/20/13	285,000	322,678
The Bear Stearns Cos., Inc. 7.250% 2/01/18	175,000	204,348
BlackRock, Inc. 5.000% 12/10/19	110,000	116,916
BlackRock, Inc. 6.250% 9/15/17	55,000	63,045
Boeing Capital Corp. Ltd. 6.500% 2/15/12	110,000	119,459
Citigroup, Inc. 2.125% 4/30/12	$320,000	327,843
Citigroup, Inc. 5.500% 10/15/14	115,000	118,233
Citigroup, Inc. 5.500% 2/15/17	120,000	118,145
Citigroup, Inc. 6.375% 8/12/14	190,000	201,809
Citigroup, Inc. 6.500% 8/19/13	145,000	154,451
Eaton Vance Corp. 6.500% 10/02/17	170,000	193,325
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	1,995,000	2,043,554
General Electric Capital Corp. FRN 1.467% 12/09/11	340,000	345,086
General Electric Capital Corp. 2.800% 1/08/13	245,000	247,720
General Electric Capital Corp. 3.500% 8/13/12	190,000	196,116
General Electric Capital Corp. 5.375% 10/20/16	110,000	118,446
General Electric Capital Corp. 5.500% 1/08/20	20,000	21,135
General Electric Capital Corp. 5.900% 5/13/14	145,000	160,053
The Goldman Sachs Group, Inc. 1.625% 7/15/11	915,000	925,753
The Goldman Sachs Group, Inc. 5.450% 11/01/12	640,000	674,202
The Goldman Sachs Group, Inc. 5.625% 1/15/17	325,000	328,611
HSBC Finance Corp. 5.900% 6/19/12	130,000	137,619
HSBC Finance Corp. 6.375% 10/15/11	65,000	67,929
International Lease Finance Corp. 5.625% 9/20/13	75,000	67,688
JP Morgan Chase & Co. FRN 0.564% 2/23/11	120,000	120,205
JP Morgan Chase & Co. FRN 0.767% 6/15/12	$400,000	401,364
JP Morgan Chase & Co. 4.950% 3/25/20	315,000	327,364
JP Morgan Chase & Co. 5.375% 10/01/12	305,000	329,654
Lazard Group LLC 6.850% 6/15/17	85,000	86,079
Lazard Group LLC 7.125% 5/15/15	255,000	268,566
Merrill Lynch & Co., Inc. 5.450% 2/05/13	305,000	319,957
Morgan Stanley FRN 0.654% 2/10/12	480,000	483,096
Morgan Stanley FRN 0.736% 3/13/12	200,000	201,022
Morgan Stanley 4.200% 11/20/14	335,000	330,792
Morgan Stanley 5.450% 1/09/17	100,000	99,130
Morgan Stanley Series F 6.625% 4/01/18	190,000	199,145
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	30,000	41,600
SLM Corp. 5.000% 10/01/13	80,000	76,477
TD Ameritrade Holding Corp. 4.150% 12/01/14	55,000	57,078
Textron Financial Corp. 5.125% 11/01/10	180,000	181,272
Virgin Media Secured Finance PLC (a) 6.500% 1/15/18	345,000	338,962
		11,456,835
Electric – 1.8%
Allegheny Energy Supply 7.800% 3/15/11	50,000	52,465
Allegheny Energy Supply (a) 8.250% 4/15/12	60,000	65,542
Ameren Corp. 8.875% 5/15/14	175,000	202,867
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	50,000	58,005
CMS Energy Corp. 6.250% 2/01/20	135,000	128,439

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CMS Energy Corp. 6.300% 2/01/12	$$30,000	$30,913
CMS Energy Corp. (c) 8.500% 4/15/11	435,000	448,830
Entergy Gulf States, Inc. 5.250% 8/01/15	105,000	105,138
Exelon Generation Co. LLC 5.200% 10/01/19	150,000	159,567
IPALCO Enterprises, Inc 8.625% 11/14/11	335,000	348,400
Kansas Gas & Electric Co. 5.647% 3/29/21	53,143	57,102
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	65,778	67,094
Monongahela Power 6.700% 6/15/14	70,000	78,329
Nevada Power Co., Series L 5.875% 1/15/15	90,000	100,287
NRG Energy, Inc. 8.500% 6/15/19	125,000	127,031
Oncor Electric Delivery Co. 6.800% 9/01/18	10,000	11,739
PPL Energy Supply LLC 6.300% 7/15/13	120,000	133,064
Tampa Electric Co. 6.375% 8/15/12	120,000	130,598
TransAlta Corp. (c) 4.750% 1/15/15	330,000	347,475
TransAlta Corp. 5.750% 12/15/13	190,000	207,039
TransAlta Corp. 6.650% 5/15/18	95,000	105,839
Union Electric Co. 6.700% 2/01/19	95,000	110,433
Wisconsin Public Service Corp. 5.650% 11/01/17	70,000	76,321
		3,152,517
Electrical Components & Equipment – 0.1%
Anixter International Inc. 5.950% 3/01/15	115,000	109,681
Electronics – 0.4%
Amphenol Corp. 4.750% 11/15/14	205,000	217,223
Arrow Electronics, Inc. 6.000% 4/01/20	135,000	139,509
Avnet, Inc. 5.875% 3/15/14	$385,000	417,159
		773,891
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	100,000	103,162
Peninsula Gaming LLC 8.375% 8/15/15	205,000	204,231
		307,393
Environmental Controls – 0.6%
Allied Waste North America, Inc., Series B 5.750% 2/15/11	130,000	133,138
Allied Waste North America, Inc. 6.500% 11/15/10	200,000	204,067
Allied Waste North America, Inc. (c) 6.875% 6/01/17	375,000	408,750
Republic Services, Inc. (a) 5.000% 3/01/20	205,000	212,568
Waste Management, Inc. 6.100% 3/15/18	20,000	22,795
		981,318
Foods – 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	90,000	107,963
Kellogg Co. 5.125% 12/03/12	135,000	146,641
Kraft Foods, Inc. 4.125% 2/09/16	210,000	221,650
Kraft Foods, Inc. 5.375% 2/10/20	215,000	230,383
Kraft Foods, Inc. 6.750% 2/19/14	200,000	229,930
The Kroger Co. 7.500% 1/15/14	55,000	64,277
Sara Lee Corp. 3.875% 6/15/13	35,000	36,936
		1,037,780
Forest Products & Paper – 0.3%
International Paper Co. 9.375% 5/15/19	135,000	174,365
Rock-Tenn Co. 5.625% 3/15/13	20,000	20,100
Rock-Tenn Co. 8.200% 8/15/11	95,000	99,156
Rock-Tenn Co. 9.250% 3/15/16	220,000	235,950
Verso Paper Holdings LLC 11.500% 7/01/14	$70,000	75,425
		604,996
Gas – 0.0%
Southwest Gas Corp. 8.375% 2/15/11	50,000	51,975
Hand & Machine Tools – 0.1%
Black & Decker Corp. 8.950% 4/15/14	80,000	97,360
Kennametal, Inc. 7.200% 6/15/12	160,000	170,088
		267,448
Health Care - Products – 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	95,000	107,024
Beckman Coulter, Inc. 7.000% 6/01/19	75,000	89,232
Boston Scientific Corp. 4.500% 1/15/15	500,000	491,167
Boston Scientific Corp. 6.000% 1/15/20	125,000	124,103
Covidien International Finance SA 5.450% 10/15/12	160,000	174,528
		986,054
Health Care - Services – 0.2%
HCA, Inc. 7.875% 2/15/20	190,000	195,462
Roche Holdings, Inc. (a) 5.000% 3/01/14	120,000	133,114
Roche Holdings, Inc. (a) 6.000% 3/01/19	30,000	34,947
		363,523
Holding Company - Diversified – 0.4%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	135,000	143,875
Kansas City Southern Railway 13.000% 12/15/13	172,000	206,400
Leucadia National Corp. 7.750% 8/15/13	320,000	332,800
		683,075
Home Builders – 0.2%
Plute Group, Inc. 6.250% 2/15/13	370,000	377,400

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing – 0.2%
Whirlpool Corp. 6.125% 6/15/11	$$305,000	$315,845
Whirlpool Corp. 8.600% 5/01/14	40,000	47,160
		363,005
Household Products – 0.2%
Fortune Brands, Inc. 3.000% 6/01/12	385,000	389,638
Insurance – 1.2%
Aflac, Inc. 8.500% 5/15/19	55,000	66,175
The Allstate Corp. 7.450% 5/16/19	15,000	17,678
Berkshire Hathaway, Inc. 3.200% 2/11/15	390,000	401,626
CNA Financial Corp. 7.350% 11/15/19	130,000	138,144
Hartford Financial Services Group, Inc. 5.375% 3/15/17	400,000	396,468
Lincoln National Corp. 4.300% 6/15/15	75,000	76,284
Lincoln National Corp. 8.750% 7/01/19	130,000	159,327
MetLife Global Funding I (a) 2.875% 9/17/12	200,000	204,752
MetLife, Inc. Series A 6.817% 8/15/18	30,000	33,931
Principal Financial Group, Inc. 8.875% 5/15/19	55,000	67,438
Prudential Financial, Inc. 3.625% 9/17/12	175,000	180,245
Prudential Financial, Inc. 3.875% 1/14/15	115,000	115,818
Prudential Financial, Inc. 4.750% 9/17/15	230,000	237,459
		2,095,345
Investment Companies – 0.2%
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	255,000	260,100
Xstrata Finance Canada (a) 5.800% 11/15/16	45,000	48,239
		308,339
Iron & Steel – 0.9%
AK Steel Corp. 7.625% 5/15/20	$20,000	19,400
Allegheny Technologies, Inc. 8.375% 12/15/11	55,000	57,442
Allegheny Technologies, Inc. 9.375% 6/01/19	20,000	23,616
ArcelorMittal (c) 9.000% 2/15/15	380,000	447,054
Reliance Steel & Aluminum Co. 6.200% 11/15/16	355,000	374,695
Steel Dynamics, Inc. 7.375% 11/01/12	710,000	734,850
		1,657,057
Lodging – 0.1%
Marriott International, Inc. 6.200% 6/15/16	180,000	189,294
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	10,000	10,375
		199,669
Machinery - Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	195,000	200,850
Roper Industries, Inc. 6.625% 8/15/13	145,000	163,364
		364,214
Manufacturing – 1.0%
Cooper US, Inc. 6.100% 7/01/17	100,000	114,381
General Electric Co. 5.250% 12/06/17	65,000	70,681
Illinois Tool Works, Inc. 5.150% 4/01/14	105,000	117,857
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	60,000	71,156
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	110,000	136,288
ITT Corp. 4.900% 5/01/14	90,000	98,072
ITT Corp. 6.125% 5/01/19	90,000	103,728
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	$160,000	181,142
Textron, Inc. 6.200% 3/15/15	200,000	215,261
Textron, Inc. 7.250% 10/01/19	140,000	159,828
Tyco Electronics Group SA 6.000% 10/01/12	155,000	167,385
Tyco Electronics Group SA 6.550% 10/01/17	50,000	57,421
Tyco International Finance SA 4.125% 10/15/14	175,000	185,763
Tyco International Finance SA 8.500% 1/15/19	60,000	77,562
		1,756,525
Media – 1.0%
Comcast Corp. 6.500% 1/15/15	65,000	74,603
Cox Communications, Inc. 6.750% 3/15/11	75,000	77,504
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	240,000	262,173
McGraw-Hill Cos., Inc. 5.375% 11/15/12	120,000	129,348
NBC Universal, Inc. (a) 5.150% 4/30/20	190,000	198,168
Scholastic Corp. 5.000% 4/15/13	320,000	307,200
Thomson Corp. 5.700% 10/01/14	235,000	262,083
Thomson Reuters Corp. 5.950% 7/15/13	65,000	72,666
Time Warner Cable, Inc. 5.400% 7/02/12	55,000	58,750
Time Warner Cable, Inc. 7.500% 4/01/14	110,000	127,809
Time Warner Cable, Inc. 8.250% 4/01/19	15,000	18,447
Time Warner Cable, Inc. 8.750% 2/14/19	60,000	75,704
Time Warner, Inc. 5.875% 11/15/16	135,000	152,186

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viacom, Inc. 6.250% 4/30/16	$$50,000	$56,712
		1,873,353
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	165,000	180,673
Mining – 1.5%
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	80,000	87,655
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	245,000	269,500
Freeport-McMoRan Corp. 8.750% 6/01/11	190,000	202,085
Newmont Mining Corp. 5.125% 10/01/19	185,000	198,233
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	155,000	169,826
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	115,000	150,911
Teck Resources Ltd. 7.000% 9/15/12	65,000	69,910
Teck Resources Ltd. 9.750% 5/15/14	330,000	389,999
Teck Resources Ltd. 10.250% 5/15/16	160,000	188,800
Teck Resources Ltd. 10.750% 5/15/19	105,000	128,657
Vale Overseas Ltd. 5.625% 9/15/19	205,000	216,296
Vale Overseas Ltd. 6.250% 1/11/16	145,000	158,711
Vale Overseas Ltd. 6.250% 1/23/17	75,000	81,691
Vale Overseas Ltd. 7.750% 5/15/12	320,000	348,258
		2,660,532
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	90,000	93,177
Xerox Corp. 5.500% 5/15/12	55,000	58,627
Xerox Corp. 5.625% 12/15/19	15,000	15,962
Xerox Corp. 8.250% 5/15/14	240,000	281,315
		449,081
Office Furnishings – 0.3%
Steelcase, Inc. (c) 6.500% 8/15/11	$445,000	454,166
Oil & Gas – 1.4%
Cenovus Energy, Inc. (a) 4.500% 9/15/14	215,000	229,661
Cenovus Energy, Inc. (a) 5.700% 10/15/19	100,000	109,224
Devon Energy Corp. 6.300% 1/15/19	50,000	57,924
EQT Corp. 8.125% 6/01/19	130,000	152,926
Motiva Enterprises LLC (a) 5.750% 1/15/20	155,000	170,550
Newfield Exploration Co. 6.875% 2/01/20	455,000	441,350
Noble Holding International Ltd. 7.375% 3/15/14	165,000	185,762
Pioneer Natural Resources Co. 5.875% 7/15/16	220,000	219,775
Pioneer Natural Resources Co. 7.500% 1/15/20	200,000	206,119
Shell International Finance 5.625% 6/27/11	10,000	10,480
Talisman Energy, Inc. 7.750% 6/01/19	105,000	128,907
Tesoro Corp. 6.500% 6/01/17	55,000	50,325
Transocean, Inc., Convertible 1.500% 12/15/37	90,000	79,875
Valero Energy Corp. 4.500% 2/01/15	175,000	179,822
Valero Energy Corp. 6.125% 2/01/20	150,000	154,139
XTO Energy, Inc. 4.900% 2/01/14	160,000	176,030
		2,552,869
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/14	35,000	31,237
Hornbeck Offshore Services, Inc. 7.125% 9/01/16	220,000	230,175
		261,412
Packaging & Containers – 0.7%
Bemis Co., Inc. 6.800% 8/01/19	$160,000	184,828
Packaging Corporation of America 5.750% 8/01/13	160,000	172,485
Pactiv Corp. 5.875% 7/15/12	55,000	57,043
Pactiv Corp. 6.400% 1/15/18	150,000	158,036
Sealed Air Corp. (a) 5.625% 7/15/13	240,000	251,063
Sealed Air Corp. (a) 7.875% 6/15/17	200,000	209,057
Sonoco Products Co. 6.500% 11/15/13	240,000	264,110
		1,296,622
Pharmaceuticals – 0.3%
Abbott Laboratories 5.600% 11/30/17	70,000	81,254
Mead Johnson Nutrition Co. (a) 4.900% 11/01/19	190,000	200,910
Mylan, Inc. (a) 7.625% 7/15/17	100,000	102,000
Mylan, Inc. (a) 7.875% 7/15/20	150,000	153,000
		537,164
Pipelines – 1.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	35,000	36,190
CenterPoint Energy Resources Corp. 6.125% 11/01/17	160,000	177,069
Consolidated Natural Gas Co., Series C 6.250% 11/01/11	165,000	174,926
DCP Midstream LLC (a) 9.750% 3/15/19	5,000	6,431
Duke Energy Field Services Corp. 7.875% 8/16/10	95,000	95,696
Enbridge, Inc. 5.800% 6/15/14	190,000	211,918
Energy Transfer Partners LP 9.700% 3/15/19	200,000	241,651
Enogex LLC (a) 6.875% 7/15/14	305,000	334,980
Enterprise Products Operating LP 7.500% 2/01/11	30,000	30,903

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	$$35,000	$36,909
Kern River Funding Corp. (a) 4.893% 4/30/18	73,974	80,510
Kinder Morgan Energy Partners LP 6.000% 2/01/17	35,000	38,127
Magellan Midstream Partners LP 6.550% 7/15/19	105,000	117,920
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	25,000	25,981
Plains All American Pipeline LP 4.250% 9/01/12	270,000	282,084
Plains All American Pipeline LP 5.625% 12/15/13	95,000	103,291
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	120,000	127,698
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	80,000	84,279
Southern Natural Gas Co. (a) 5.900% 4/01/17	60,000	63,568
Texas Eastern Transmission LP (a) 6.000% 9/15/17	45,000	51,452
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	95,000	106,843
The Williams Cos., Inc. FRN (a) (c) 2.535% 10/01/10	590,000	589,887
Williams Partners LP (a) 5.250% 3/15/20	270,000	276,093
		3,294,406
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	90,000	96,121
Real Estate Investment Trusts (REITS) – 0.4%
Boston Properties LP 5.000% 6/01/15	30,000	31,109
Mack-Cali Realty LP 7.750% 8/15/19	95,000	111,636
ProLogis 5.625% 11/15/16	$410,000	385,446
Senior Housing Properties Trust 8.625% 1/15/12	20,000	20,700
Simon Property Group LP 4.200% 2/01/15	35,000	35,966
Simon Property Group LP 5.650% 2/01/20	110,000	116,496
		701,353
Retail – 0.3%
J.C. Penney Corp., Inc. 7.950% 4/01/17	25,000	27,750
Lowe's Cos., Inc. 5.600% 9/15/12	70,000	76,692
Macy's Retail Holdings, Inc. 7.500% 6/01/15	50,000	53,500
Nordstrom, Inc. 6.750% 6/01/14	50,000	58,104
Staples, Inc. 9.750% 1/15/14	200,000	245,335
		461,381
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	220,000	220,041
Software – 0.3%
CA, Inc. 5.375% 12/01/19	65,000	68,909
Fiserv, Inc. 6.125% 11/20/12	375,000	411,197
		480,106
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (a) 8.875% 3/15/18	335,000	340,025
Telecommunications – 1.5%
America Movil SAB de CV (a) 5.000% 3/30/20	100,000	103,317
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	165,000	193,438
CenturyTel, Inc. 5.500% 4/01/13	160,000	167,470
CenturyTel, Inc. 6.150% 9/15/19	$105,000	102,808
Embarq Corp. 7.082% 6/01/16	150,000	159,909
Qwest Corp. 7.875% 9/01/11	185,000	192,400
Qwest Corp. 8.875% 3/15/12	435,000	466,538
Rogers Communications, Inc. 5.500% 3/15/14	35,000	38,647
Rogers Communications, Inc. 6.375% 3/01/14	65,000	73,799
Rogers Communications, Inc. 6.800% 8/15/18	70,000	82,747
Telecom Italia Capital 6.175% 6/18/14	175,000	182,951
Verizon Communications, Inc. 8.750% 11/01/18	120,000	155,997
Verizon New England, Inc. 6.500% 9/15/11	115,000	121,451
Windstream Corp. 7.875% 11/01/17	210,000	205,013
Windstream Corp. 8.125% 8/01/13	400,000	413,500
		2,659,985
Textiles – 0.0%
Mohawk Industries, Inc., Series D 7.200% 4/15/12	40,000	42,100
Transportation – 0.5%
Bristow Group, Inc. (c) 7.500% 9/15/17	515,000	491,825
Canadian National Railway Co. 5.850% 11/15/17	40,000	46,182
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	190,000	226,234
Ryder System, Inc. 5.000% 6/15/12	90,000	95,259
		859,500
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	215,000	226,338
GATX Corp. 4.750% 5/15/15	60,000	62,561

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$$220,000	$259,165
		548,064
TOTAL CORPORATE DEBT (Cost $58,480,087)		58,630,546
MUNICIPAL OBLIGATIONS – 0.1%
Access Group, Inc., Delaware 0.759% 9/01/37	155,000	140,120
State of California 5.950% 4/01/16	75,000	79,662
		219,782
TOTAL MUNICIPAL OBLIGATIONS (Cost $218,651)		219,782
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.6%
Automobile ABS – 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.488% 8/20/13	245,000	234,263
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/15/12	185,000	185,067
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	120,255	120,440
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	181,202	181,172
CarMax Auto Owner Trust, Series 2010-2, Class A2 1.000% 1/15/13	450,000	449,994
Hertz Vehicle Financing LLC, Series 2006-1A, Class A FRN (a) 0.568% 3/20/12	305,000	301,875
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (a) 5.080% 11/25/11	375,000	377,571
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	$300,000	300,409
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	325,000	325,126
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	225,000	224,981
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	53,568	53,750
		2,754,648
Commercial MBS – 4.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	385,000	392,801
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	440,000	453,496
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	317,179
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	262,160
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	210,000	214,037
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	160,000	163,185
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	$80,000	84,848
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	470,000	497,641
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	112,295
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	400,000	403,358
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	290,000	292,757
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	265,000	273,017
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	325,000	332,948
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.422% 2/15/41	265,000	113,785
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	150,000	156,130

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.085% 7/10/38	$$110,000	$114,648
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.407% 5/15/41	545,000	566,913
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	235,000	240,058
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	200,000	208,201
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	85,000	88,455
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	200,000	195,943
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	473,424
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.104% 6/12/46	245,000	260,632
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	396,878
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$365,000	373,919
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	320,000	337,638
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.071% 8/15/39	570,000	608,671
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	218,566
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.054% 2/15/51	390,000	403,944
		8,557,527
Home Equity ABS – 0.6%
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.747% 11/25/50	52,498	47,661
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.707% 7/25/35	213,227	189,576
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.847% 1/25/36	100,000	78,802
Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.877% 1/25/35	200,783	188,339
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.937% 12/25/34	76,161	68,931
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 1.007% 3/25/35	$270,000	194,853
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.947% 2/25/35	165,760	150,675
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.797% 3/25/35	175,000	140,791
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	427	408
		1,060,036
Student Loans ABS – 3.7%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.718% 9/25/25	386,672	384,426
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.777% 7/25/35	165,000	126,385
Ares High Yield CSO PLC (Acquired 5/4/10, Cost $109,725), Series 2005-2A, Class 2B1 FRN (a) (d) 1.254% 9/20/10	110,000	109,175
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.447% 5/25/36	89,054	84,859
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	349,441	346,300
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.000% 1/25/47	400,000	391,551

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	$$122,000	$119,423
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	450,000	384,091
DB Master Finance LLC, Series 2006-1, Class A2 (a) 5.779% 6/20/31	165,000	159,431
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.837% 12/15/17	525,575	525,229
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.377% 3/25/25	738,461	729,184
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.437% 2/26/24	439,464	437,410
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (a) (d) 1.139% 6/20/14	225,000	108,765
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.494% 4/28/17	526,975	526,074
Park Place Securities, Inc., Series 2005-WHQ3, Class M1 FRN 0.767% 6/25/35	275,000	229,009
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.716% 7/27/20	313,163	313,466
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.816% 1/25/21	240,000	217,013
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	$320,000	277,878
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	178,029	150,016
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.744% 12/15/16	100,000	99,945
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.745% 12/15/16	145,000	144,920
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.841% 1/27/42	135,000	130,950
SLM Student Loan Trust, Series 2010-C, Class A1 FRN 1.846% 12/15/17	350,000	350,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.514% 10/28/28	109,939	108,867
		6,454,367
WL Collateral CMO – 0.9%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.428% 7/20/36	48,402	46,547
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.871% 8/25/34	47,880	41,523
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	8,865	7,236
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	5,130	3,857
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.549% 8/25/34	$11,551	10,297
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.538% 1/19/38	171,818	94,026
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.457% 5/25/37	153,941	74,264
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.153% 8/25/34	23,172	15,609
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.597% 8/25/36	59,565	41,994
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.028% 7/25/33	1,732	1,659
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.583% 2/25/34	3,466	3,102
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	207	183
Morgan Stanley Reremic Trust 3.000% 7/17/56	908,094	901,847
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.527% 6/25/46	332,046	130,911
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.537% 4/25/46	205,308	98,308

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.826% 3/25/34	$$15,555	$13,441
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	23,585	23,604
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.819% 4/25/44	41,520	24,085
		1,532,493
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.690% 6/25/32	14,341	12,025
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,375,509)		20,371,096
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Colombia Government International Bond 7.375% 3/18/19	100,000	117,000
Poland Government International Bond 6.375% 7/15/19	130,000	142,025
Republic of Brazil International Bond 5.875% 1/15/19	165,000	181,088
		440,113
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $434,063)		440,113
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 19.2%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	50,550	57,000
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$40,960	46,914
		103,914
Pass-Through Securities – 19.1%
Federal Home Loan Mortgage Corp.
Pool #G05849 4.500% 5/01/40	7,482,212	7,758,995
Pool #C01283 5.500% 11/01/31	66,871	72,020
Pool #E85389 6.000% 9/01/16	17,732	19,272
Pool #G11431 6.000% 2/01/18	11,840	12,868
Pool #E85301 6.500% 9/01/16	23,083	25,080
Pool #E85032 6.500% 9/01/16	5,472	5,924
Pool #E85409 6.500% 9/01/16	28,101	30,484
Pool #C01079 7.500% 10/01/30	1,663	1,898
Pool #C01135 7.500% 2/01/31	6,313	7,203
Pool #554904 9.000% 3/01/17	82	92
Federal National Mortgage Association
Pool #775539 2.487% 5/01/34	85,382	89,037
Pool #725692 3.503% 10/01/33	133,279	138,089
Pool #888586 3.509% 10/01/34	153,252	159,481
Pool #AD5355 5.000% 4/01/40	6,250,446	6,621,322
Pool #AD7865 5.000% 5/01/40	895,198	948,315
Pool #AD8694 5.000% 6/01/40	57,445	60,854
Pool #926242 5.000% 6/01/40	600,000	635,601
Pool #AD5934 5.000% 6/01/40	160,571	170,099
Pool #AD5947 5.000% 6/01/40	47,357	50,167
Pool #AD5958 5.000% 6/01/40	200,000	211,867
Pool #AD8856 5.000% 6/01/40	239,429	253,636
Pool #255148 5.500% 2/01/14	762	803
Pool #587994 6.000% 6/01/16	5,501	5,976
Pool #253880 6.500% 7/01/16	20,384	22,064
Pool #575667 7.000% 3/01/31	$11,318	12,718
Pool #572577 7.000% 4/01/31	2,011	2,259
Pool #497120 7.500% 8/01/29	185	211
Pool #507053 7.500% 9/01/29	511	581
Pool #529453 7.500% 1/01/30	2,118	2,416
Pool #531196 7.500% 2/01/30	151	172
Pool #532418 7.500% 2/01/30	1,403	1,598
Pool #530299 7.500% 3/01/30	568	647
Pool #536386 7.500% 4/01/30	115	131
Pool #535996 7.500% 6/01/31	6,213	7,087
Pool #523499 8.000% 11/01/29	1,295	1,484
Pool #252926 8.000% 12/01/29	168	192
Pool #532819 8.000% 3/01/30	133	153
Pool #537033 8.000% 4/01/30	1,005	1,154
Pool #534703 8.000% 5/01/30	696	799
Pool #253437 8.000% 9/01/30	152	174
Pool #253481 8.000% 10/01/30	70	80
Pool #190317 8.000% 8/01/31	2,954	3,389
Pool #596656 8.000% 8/01/31	965	1,095
Pool #599652 8.000% 8/01/31	20,777	23,886
Pool #602008 8.000% 8/01/31	2,974	3,415
Pool #597220 8.000% 9/01/31	1,597	1,835
Federal National Mortgage Association TBA (e) 4.000% 7/01/23	12,253,000	12,728,761
Government National Mortgage Association
Pool #008746 3.125% 11/20/25	2,524	2,592
Pool #080136 3.125% 11/20/27	480	493
Pool #712488 4.500% 6/15/39	156,679	163,552
Pool #714477 4.500% 6/15/39	157,528	164,439

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #705250 4.500% 8/15/39	$$157,906	$164,832
Pool #705294 4.500% 8/15/39	157,830	164,754
Pool #718725 4.500% 8/15/39	157,852	164,776
Pool #716176 4.500% 10/15/39	158,284	165,228
Pool #718246 4.500% 11/15/39	158,561	165,517
Pool #718023 4.500% 11/15/39	155,936	162,777
Pool #722320 4.500% 11/15/39	157,324	164,226
Pool #730990 4.500% 1/15/40	1,745,153	1,821,708
Pool #733333 4.500% 4/15/40	159,544	166,543
Pool #371146 7.000% 9/15/23	1,301	1,446
Pool #352022 7.000% 11/15/23	6,476	7,192
Pool #491089 7.000% 12/15/28	7,831	8,756
Pool #483598 7.000% 1/15/29	2,689	3,000
Pool #478658 7.000% 5/15/29	1,728	1,935
Pool #500928 7.000% 5/15/29	2,810	3,143
Pool #498541 7.000% 6/15/29	1,882	2,084
Pool #509546 7.000% 6/15/29	3,292	3,687
Pool #499410 7.000% 7/15/29	621	696
Pool #510083 7.000% 7/15/29	1,282	1,434
Pool #493723 7.000% 8/15/29	3,724	4,171
Pool #507093 7.000% 8/15/29	1,075	1,204
Pool #581417 7.000% 7/15/32	10,439	11,765
Pool #591581 7.000% 8/15/32	3,303	3,723
Pool #316512 7.250% 11/20/21	8,355	9,320
Pool #210946 7.500% 3/15/17	1,611	1,784
Pool #203940 7.500% 4/15/17	3,457	3,791
Pool #181168 7.500% 5/15/17	1,487	1,647
Pool #193870 7.500% 5/15/17	2,454	2,689
Pool #226163 7.500% 7/15/17	3,015	3,342
Pool #385760 7.500% 6/15/24	$340	383
New Valley Generation IV 4.687% 1/15/22	54,837	59,387
		33,703,400
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $33,013,303)		33,807,314
U.S. TREASURY OBLIGATIONS – 10.6%
U.S. Treasury Bonds & Notes – 10.6%
U.S. Treasury Note (c) 1.375% 2/15/12	4,470,000	4,531,637
U.S. Treasury Note 1.875% 4/30/14	45,000	45,819
U.S. Treasury Note (c) 2.500% 3/31/13	6,090,000	6,366,905
U.S. Treasury Note (c) 2.625% 2/29/16	4,050,000	4,167,861
U.S. Treasury Note 2.750% 11/30/16	60,000	61,526
U.S. Treasury Note (c) 3.500% 2/15/18	3,235,000	3,458,923
		18,632,671
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,213,343)		18,632,671
TOTAL BONDS & NOTES (Cost $130,734,956)		132,101,522
TOTAL LONG-TERM INVESTMENTS (Cost $130,734,956)		132,101,522
SHORT-TERM INVESTMENTS – 30.6%
Commercial Paper – 30.6%
AGL Capital Corp. (a) 0.320% 7/09/10	3,675,000	3,674,739
Altria Group, Inc. 0.380% 7/30/10	2,950,000	2,949,097
BG Energy Finance, Inc. (a) 0.350% 7/28/10	2,125,000	2,124,442
BMW U.S. Capital LLC (a) 0.430% 7/02/10	3,425,000	3,424,959
British Aerospace Pub Ltd. Co. 0.420% 7/08/10	3,950,000	3,949,677
CVS Caremark Corp. (a) 0.370% 7/01/10	4,000,000	4,000,000
Duke Energy Corp. (a) 0.400% 7/22/10	$4,200,000	4,199,020
E.ON AG (a) 0.300% 7/13/10	3,300,000	3,299,670
ERAC USA Finance Co. (a) 0.450% 7/19/10	3,050,000	3,049,314
FPL Group Capital, Inc. (a) 0.410% 7/19/10	4,250,000	4,249,129
General Mills, Inc. (a) 0.340% 7/21/10	4,300,000	4,299,188
Nissan Motor Acceptance Corp. (a) 0.380% 7/06/10	2,426,000	2,425,872
Pacific Gas & Electric Co. (a) 0.400% 7/06/10	2,900,000	2,899,839
Ryder System, Inc. 0.390% 7/12/10	2,750,000	2,749,672
SABMiller PLC 0.450% 7/15/10	4,275,000	4,274,252
Volkswagen Group of America, Inc. (a) 0.400% 7/07/10	1,250,000	1,249,917
Volkswagen Group of America, Inc. (a) 0.400% 7/14/10	1,175,000	1,174,830
		53,993,617
Time Deposits – 0.0%
Euro Time Deposit 0.010% 7/01/10	54,543	54,543
TOTAL SHORT-TERM INVESTMENTS (Cost $54,048,160)		54,048,160
TOTAL INVESTMENTS – 105.6% (Cost $184,783,116) (f)		186,149,682
Other Assets/ (Liabilities) – (5.6)%		(9,830,123)
NET ASSETS – 100.0%		$176,319,559

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $50,157,090 or 28.45% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2010, these securities amounted to a value of $4,156 or 0.00% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2010, these securities amounted to a value of $217,940 or 0.12% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Advertising – 0.1%
Harte-Hanks, Inc.	8,562	$89,473
Aerospace & Defense – 1.6%
AAR Corp. (a)	2,620	43,859
BE Aerospace, Inc. (a)	47,548	1,209,146
Cubic Corp.	4,564	166,038
GenCorp, Inc. (a)	17,050	74,679
Teledyne Technologies, Inc. (a)	400	15,432
Triumph Group, Inc.	4,536	302,234
		1,811,388
Agriculture – 0.2%
Alliance One International, Inc. (a)	13,120	46,707
The Andersons, Inc.	900	29,331
Universal Corp.	3,230	128,167
		204,205
Airlines – 0.3%
Alaska Air Group, Inc. (a)	1,590	71,470
Allegiant Travel Co.	3,303	141,005
Hawaiian Holdings, Inc. (a)	21,117	109,175
Pinnacle Airlines Corp. (a)	4,574	24,883
UAL Corp. (a)	1,030	21,177
		367,710
Apparel – 0.8%
Carter's, Inc. (a)	7,092	186,165
Deckers Outdoor Corp. (a)	1,307	186,731
Perry Ellis International, Inc. (a)	4,822	97,404
Steven Madden Ltd. (a)	1,511	47,627
The Timberland Co. Class A (a)	10,964	177,069
The Warnaco Group, Inc. (a)	4,400	159,016
		854,012
Auto Manufacturers – 0.1%
Oshkosh Corp. (a)	4,204	130,997
Automotive & Parts – 0.6%
ATC Technology Corp. (a)	8,414	135,634
Cooper Tire & Rubber Co.	6,696	130,572
Dana Holding Corp. (a)	41,030	410,300
Standard Motor Products, Inc.	4,507	36,371
		712,877
Banks – 3.2%
Alliance Financial Corp.	1,273	35,389
Banco Latinoamericano de Comercio Exterior SA	10,012	125,050
Banco Macro SA Class B Sponsored ADR (Argentina)	4,856	143,009
Bancolombia SA Sponsored ADR (Colombia)	3,149	157,859
BBVA Banco Frances SA Sponsored ADR (Argentina)	4,930	31,158
Cass Information Systems, Inc.	361	12,364
Century Bancorp, Inc. Class A	1,436	31,650
City Holding Co.	1,910	53,251
First Midwest Bancorp, Inc.	28,946	351,983
FirstMerit Corp.	16,953	290,405
Hancock Holding Co.	14,940	498,398
IBERIABANK Corp.	12,351	635,830
International Bancshares Corp.	7,496	125,108
National Bankshares, Inc.	1,106	26,798
Northrim BanCorp, Inc.	2,033	31,471
Northwest Bancshares, Inc.	27,162	311,548
Synovus Financial Corp.	151,570	384,988
Westamerica Bancorp.	6,247	328,093
		3,574,352
Beverages – 0.1%
Cott Corp. (a)	14,514	84,471
Biotechnology – 1.2%
Acorda Therapeutics, Inc. (a)	9,132	284,097
Cambrex Corp. (a)	12,036	37,913
Harvard Bioscience, Inc. (a)	8,711	31,011
Integra LifeSciences Holdings (a)	13,807	510,859
Martek Biosciences Corp. (a)	10,564	250,472
PDL BioPharma, Inc.	27,606	155,146
Sinovac Biotech Ltd. (a)	6,716	31,095
		1,300,593
Building Materials – 1.0%
AAON, Inc.	4,376	102,004
Apogee Enterprises, Inc.	8,093	87,647
Comfort Systems USA, Inc.	12,951	125,107
Eagle Materials, Inc.	24,784	642,649
Gibraltar Industries, Inc. (a)	4,557	46,026
Interline Brands, Inc. (a)	3,756	64,941
Quanex Building Products Corp.	300	5,187
		1,073,561
Chemicals – 1.9%
A. Schulman, Inc.	8,190	155,282
Ashland, Inc.	4,027	186,933
Cytec Industries, Inc.	11,729	469,043
Hawkins, Inc.	4,014	96,657
Innophos Holdings, Inc.	10,841	282,733
Innospec, Inc. (a)	2,244	21,049
KMG Chemicals, Inc.	2,574	36,963
Minerals Technologies, Inc.	3,729	177,277
NewMarket Corp.	1,410	123,121
OM Group, Inc. (a)	3,580	85,419
Omnova Solutions, Inc. (a)	9,808	76,600
PolyOne Corp. (a)	15,068	126,873
Stepan Co.	1,249	85,469
W.R. Grace & Co. (a)	5,579	117,382
		2,040,801
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	7,730	102,500
Commercial Services – 5.6%
Advance America Cash Advance Centers, Inc.	24,014	99,178
AMN Healthcare Services, Inc. (a)	6,757	50,542
Avis Budget Group, Inc. (a)	21,568	211,798

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bridgepoint Education, Inc. (a)	3,840	$60,710
Capella Education Co. (a)	9,941	808,700
Career Education Corp. (a)	3,721	85,657
Chemed Corp.	2,353	128,568
Consolidated Graphics, Inc. (a)	2,870	124,099
Convergys Corp. (a)	11,025	108,155
Corinthian Colleges, Inc. (a)	8,502	83,745
Corvel Corp. (a)	790	26,694
CPI Corp.	1,040	23,317
Deluxe Corp.	13,943	261,431
Dollar Thrifty Automotive Group, Inc. (a)	3,120	132,943
Donnelley (R.R.) & Sons Co.	9,159	149,933
Education Management Corp. (a)	23,730	361,882
Emergency Medical Services Corp. Class A (a)	3,817	187,148
Euronet Worldwide, Inc. (a)	400	5,116
Forrester Research, Inc. (a)	2,511	75,983
Gartner, Inc. (a)	1,793	41,687
Global Cash Access Holdings, Inc. (a)	18,294	131,900
Great Lakes Dredge & Dock Co	4,580	27,480
Healthspring, Inc. (a)	9,962	154,511
Hillenbrand, Inc.	2,594	55,486
HMS Holdings Corp. (a)	11,082	600,866
Kendle International, Inc. (a)	1,670	19,238
Korn/Ferry International (a)	8,626	119,901
Lincoln Educational Services Corp. (a)	3,210	66,094
Maximus, Inc.	2,017	116,724
Net 1 UEPS Technologies, Inc. (a)	13,913	186,573
PHH Corp. (a)	5,328	101,445
Pre-Paid Legal Services, Inc. (a)	2,446	111,269
The Providence Service Corp. (a)	1,740	24,360
Rent-A-Center, Inc. (a)	12,247	248,124
Resources Connection, Inc. (a)	19,285	262,276
Teekay Offshore Partners LP	2,480	54,436
TeleTech Holdings, Inc. (a)	14,711	189,625
TNS, Inc. (a)	4,047	70,580
TrueBlue, Inc. (a)	12,517	140,065
Valassis Communications, Inc. (a)	1,680	53,290
VistaPrint NV (a)	9,591	455,477
		6,217,006
Computers – 2.2%
CACI International, Inc. Class A (a)	14,290	607,039
Diebold, Inc.	1,013	27,604
DST Systems, Inc.	4,817	174,086
iGate Corp.	5,064	64,920
Jack Henry & Associates, Inc.	4,112	98,195
Manhattan Associates, Inc. (a)	8,643	238,115
MICROS Systems, Inc. (a)	1,900	60,553
Ness Technologies, Inc. (a)	11,497	49,552
Netscout Systems, Inc. (a)	1,740	24,743
Quantum Corp. (a)	10,025	18,847
Rimage Corp. (a)	1,894	29,982
Smart Modular Technologies (WWH), Inc. (a)	4,650	27,203
Synaptics, Inc. (a)	26,151	719,152
Syntel, Inc.	2,387	81,039
Unisys Corp. (a)	3,628	67,082
Virtusa Corp. (a)	11,715	109,301
		2,397,413
Distribution & Wholesale – 1.4%
Brightpoint, Inc. (a)	11,776	82,432
Fossil, Inc. (a)	14,562	505,301
Pool Corp.	27,316	598,767
Tech Data Corp. (a)	6,372	226,971
United Stationers, Inc. (a)	1,070	58,283
WESCO International, Inc. (a)	3,526	118,720
		1,590,474
Diversified Financial – 2.6%
Altisource Portfolio Solutions SA (a)	5,390	133,349
BGC Partners, Inc. Class A	12,400	63,364
Calamos Asset Management, Inc. Class A	2,239	20,778
Credit Acceptance Corp. (a)	1,340	65,352
Encore Capital Group, Inc. (a)	5,652	116,488
Federal Agricultural Mortgage Corp. Class C	4,822	67,653
Investment Technology Group, Inc. (a)	2,884	46,317
Knight Capital Group, Inc. Class A (a)	33,877	467,164
LaBranche & Co., Inc. (a)	12,127	51,903
MF Global (Holdings) Ltd. (a)	84,765	484,008
Nelnet, Inc. Class A	10,600	204,368
Ocwen Financial Corp. (a)	2,560	26,086
optionsXpress Holdings, Inc. (a)	29,152	458,852
Rodman & Renshaw Capital Group, Inc. (a)	16,825	48,119
Stifel Financial Corp. (a)	8,381	363,652
Student Loan Corp.	1,323	31,858
World Acceptance Corp. (a)	4,929	188,830
		2,838,141
Electric – 1.4%
Avista Corp.	2,815	54,977
Calpine Corp. (a)	1,280	16,282
CIA Paranaense de Energia Sponsored ADR (Brazil)	12,042	248,667
El Paso Electric Co. (a)	6,926	134,018
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	4,380	27,944
Integrys Energy Group, Inc.	1,914	83,718
Mirant Corp. (a)	13,273	140,163

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NorthWestern Corp.	16,269	$426,248
Unisource Energy Corp.	794	23,963
Westar Energy, Inc.	19,092	412,578
		1,568,558
Electrical Components & Equipment – 1.4%
China Sunergy Co. Ltd. (a)	25,504	91,304
EnerSys (a)	8,927	190,770
Fushi Copperweld, Inc. (a)	5,390	44,090
Generac Holdings, Inc. (a)	23,969	335,806
General Cable Corp. (a)	2,800	74,620
Greatbatch, Inc. (a)	17,199	383,710
Harbin Electric, Inc. (a)	4,312	71,795
Hubbell, Inc. Class B	4,433	175,946
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	12,150	56,497
Powell Industries, Inc. (a)	6,153	168,223
		1,592,761
Electronics – 1.6%
AVX Corp.	8,367	107,265
Bell Microproducts, Inc. (a)	1,150	8,027
Benchmark Electronics, Inc. (a)	6,090	96,527
Celestica, Inc. (a)	7,470	60,208
Checkpoint Systems, Inc. (a)	2,783	48,313
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,337	29,140
CTS Corp.	2,730	25,225
Imax Corp. (a)	29,589	431,999
Jinpan International Ltd.	9,134	138,472
Multi-Fineline Electronix, Inc. (a)	7,368	183,905
Sanmina-SCI Corp. (a)	1,851	25,192
Spectrum Control, Inc. (a)	4,005	55,990
Thomas & Betts Corp. (a)	6,084	211,115
TTM Technologies, Inc. (a)	14,119	134,131
Vishay Intertechnology, Inc. (a)	13,768	106,564
Watts Water Technologies, Inc. Class A	3,002	86,037
Woodward Governor Co.	600	15,318
		1,763,428
Energy - Alternate Sources – 0.2%
China Integrated Energy, Inc. (a)	4,376	36,321
GT Solar International, Inc. (a)	26,501	148,405
		184,726
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV (a)	5,580	104,960
Dycom Industries, Inc. (a)	17,689	151,241
Emcor Group, Inc. (a)	8,218	190,411
Layne Christensen Co. (a)	1,017	24,682
Michael Baker Corp. (a)	3,506	122,359
Sterling Construction Co., Inc. (a)	3,738	48,370
Tutor Perini Corp. (a)	35,645	587,430
		1,229,453
Entertainment – 1.1%
Bally Technologies, Inc. (a)	31,375	1,016,236
International Speedway Corp. Class A	1,075	27,692
National CineMedia, Inc.	3,080	51,313
Speedway Motorsports, Inc.	5,026	68,153
		1,163,394
Environmental Controls – 0.7%
Darling International, Inc. (a)	15,468	116,165
Waste Connections, Inc. (a)	18,582	648,326
		764,491
Foods – 2.0%
Cal-Maine Foods, Inc.	3,022	96,492
Del Monte Foods Co.	6,445	92,743
Flowers Foods, Inc.	33,130	809,366
Fresh Del Monte Produce, Inc. (a)	2,808	56,834
Lancaster Colony Corp.	2,258	120,487
M&F Worldwide Corp. (a)	2,979	80,731
Nash Finch Co.	1,531	52,299
Overhill Farms, Inc. (a)	5,230	30,805
Sanderson Farms, Inc.	1,960	99,450
Seaboard Corp.	40	60,400
TreeHouse Foods, Inc. (a)	15,042	686,818
		2,186,425
Forest Products & Paper – 0.7%
Boise, Inc. (a)	13,172	72,314
Buckeye Technologies, Inc. (a)	12,816	127,519
Clearwater Paper Corp. (a)	2,168	118,720
Domtar Corp.	1,091	53,623
KapStone Paper and Packaging Corp. (a)	8,180	91,125
P.H. Glatfelter Co.	8,739	94,818
Potlatch Corp.	600	21,438
Rock-Tenn Co. Class A	3,953	196,346
		775,903
Gas – 1.1%
AGL Resources, Inc.	3,680	131,818
Atmos Energy Corp.	6,642	179,600
The Laclede Group, Inc.	2,710	89,782
Nicor, Inc.	3,117	126,239
PAA Natural Gas Storage LP (a)	17,240	410,829
Southwest Gas Corp.	7,239	213,550
WGL Holdings, Inc.	1,570	53,427
		1,205,245
Hand & Machine Tools – 0.5%
Franklin Electric Co., Inc.	952	27,437
Lincoln Electric Holdings, Inc.	759	38,701
Regal-Beloit Corp.	8,426	470,002
		536,140
Health Care - Products – 3.2%
American Medical Systems Holdings, Inc. (a)	6,406	141,701
Atrion Corp.	586	79,139
Bruker Corp. (a)	11,599	141,044
DexCom, Inc. (a)	15,560	179,874
Hanger Orthopedic Group, Inc. (a)	1,780	31,969
Hill-Rom Holdings, Inc.	3,301	100,449
Immucor, Inc. (a)	300	5,715

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invacare Corp.	8,240	$170,898
Kensey Nash Corp. (a)	4,788	113,523
Kinetic Concepts, Inc. (a)	5,551	202,667
Merit Medical Systems, Inc. (a)	14,372	230,958
Natus Medical, Inc. (a)	16,034	261,194
NuVasive, Inc. (a)	8,623	305,772
Orthofix International NV (a)	10,772	345,243
PSS World Medical, Inc. (a)	237	5,012
Quidel Corp. (a)	6,995	88,766
Steris Corp.	4,861	151,080
Symmetry Medical, Inc. (a)	5,917	62,365
Thoratec Corp. (a)	11,096	474,132
Utah Medical Products, Inc.	1,140	28,432
Volcano Corp. (a)	19,455	424,508
Young Innovations, Inc.	1,247	35,103
		3,579,544
Health Care - Services – 3.9%
Allied Healthcare International, Inc. (a)	11,166	25,905
Almost Family, Inc. (a)	1,650	57,635
Amedisys, Inc. (a)	3,952	173,770
America Service Group, Inc.	4,875	83,850
AMERIGROUP Corp. (a)	2,778	90,230
AmSurg Corp. (a)	10,124	180,410
Centene Corp. (a)	10,150	218,225
Community Health Systems, Inc. (a)	1,341	45,339
Continucare Corp. (a)	10,685	35,795
The Ensign Group, Inc.	2,018	33,337
Gentiva Health Services, Inc. (a)	7,118	192,257
Health Management Associates, Inc. Class A (a)	134,879	1,048,010
HEALTHSOUTH Corp. (a)	4,181	78,227
Healthways, Inc. (a)	5,079	60,542
ICON PLC Sponsored ADR (Ireland) (a)	5,616	162,246
Kindred Healthcare, Inc. (a)	3,424	43,964
LHC Group, Inc. (a)	6,663	184,898
LifePoint Hospitals, Inc. (a)	3,448	108,267
Lincare Holdings, Inc. (a)	9,170	298,117
Magellan Health Services, Inc. (a)	5,804	210,801
MDS, Inc. (a)	6,296	53,075
MEDNAX, Inc. (a)	1,817	101,043
Metropolitan Health Networks, Inc. (a)	15,222	56,778
Molina Healthcare, Inc. (a)	7,870	226,656
Nighthawk Radiology Holdings, Inc. (a)	11,497	29,777
NovaMed, Inc. (a)	2,492	20,684
Res-Care, Inc. (a)	5,693	54,994
Sun Healthcare Group, Inc. (a)	16,289	131,615
Triple-S Management Corp. Class B (a)	7,032	130,444
U.S. Physical Therapy, Inc. (a)	4,525	76,382
Universal Health Services, Inc. Class B	1,636	62,413
		4,275,686
Home Furnishing – 0.0%
La-Z-Boy, Inc. (a)	7,178	53,333
Household Products – 0.6%
American Greetings Corp. Class A	4,342	81,456
Blyth, Inc.	4,043	137,745
Central Garden & Pet Co. Class A (a)	16,807	150,759
CSS Industries, Inc.	1,594	26,301
Ennis, Inc.	5,652	84,836
Helen of Troy Ltd. (a)	2,767	61,040
Kid Brands, Inc. (a)	5,629	39,572
Prestige Brands Holdings, Inc. (a)	13,171	93,251
		674,960
Housewares – 0.4%
National Presto Industries, Inc.	2,050	190,363
The Toro Co.	4,944	242,849
		433,212
Insurance – 6.0%
Allied World Assurance Co. Holdings Ltd.	3,858	175,076
Alterra Capital Holdings Ltd.	5,475	102,821
American Equity Investment Life Holding Co.	11,297	116,585
American Physicians Capital, Inc.	4,318	133,210
American Physicians Service Group, Inc.	1,177	28,778
American Safety Insurance Holdings Ltd. (a)	2,152	33,829
AMERISAFE, Inc. (a)	6,789	119,147
Amtrust Financial Services, Inc.	12,794	154,040
Argo Group International Holdings Ltd.	4,842	148,117
Aspen Insurance Holdings Ltd.	7,741	191,512
CNA Surety Corp. (a)	7,335	117,873
CNO Financial Group, Inc. (a)	35,043	173,463
EMC Insurance Group, Inc.	1,485	32,566
Employers Holdings, Inc.	5,905	86,981
Endurance Specialty Holdings Ltd.	6,465	242,631
Enstar Group Ltd. (a)	1,848	122,781
FBL Financial Group, Inc. Class A	5,063	106,323
First Mercury Financial Corp.	6,940	73,425
Flagstone Reinsurance Holdings SA	11,431	123,683
FPIC Insurance Group, Inc. (a)	3,996	102,497
Greenlight Capital Re Ltd. Class A (a)	6,918	174,264
The Hanover Insurance Group, Inc.	16,486	717,141
Harleysville Group, Inc.	2,727	84,619
Horace Mann Educators Corp.	8,795	134,564
Infinity Property & Casualty Corp.	4,475	206,656
Life Partners Holdings, Inc.	8,027	164,232
Meadowbrook Insurance Group, Inc.	7,942	68,539
Mercer Insurance Group, Inc.	1,794	30,354
Mercury General Corp.	2,868	118,850

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MGIC Investment Corp. (a)	56,430	$388,803
Montpelier Re Holdings Ltd.	11,152	166,499
National Interstate Corp.	1,306	25,885
National Western Life Insurance Co. Class A	349	53,313
The Navigators Group, Inc. (a)	1,580	64,985
OneBeacon Insurance Group Ltd. Class A	6,910	98,951
Platinum Underwriters Holdings Ltd.	6,671	242,091
ProAssurance Corp. (a)	4,748	269,497
Radian Group, Inc.	39,300	284,532
RLI Corp.	558	29,301
Safety Insurance Group, Inc.	5,488	203,166
Selective Insurance Group	2,280	33,881
StanCorp Financial Group, Inc.	5,002	202,781
Symetra Financial Corp.	7,150	85,800
Unitrin, Inc.	8,863	226,893
Universal American Corp. (a)	6,250	90,000
Validus Holdings Ltd.	3,056	74,628
		6,625,563
Internet – 3.8%
Ancestry.com, Inc. (a)	7,000	123,340
AOL, Inc. (a)	1,350	28,067
Blue Coat Systems, Inc. (a)	53,809	1,099,318
EarthLink, Inc.	24,843	197,750
eResearch Technology, Inc. (a)	14,812	116,719
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	10,412	71,635
GigaMedia Ltd. (a)	11,930	28,393
j2 Global Communications, Inc. (a)	32,391	707,419
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	4,102	90,285
Perficient, Inc. (a)	3,785	33,724
Saba Software, Inc. (a)	8,101	41,720
Sohu.com, Inc. (a)	2,119	87,070
TIBCO Software, Inc. (a)	94,117	1,135,051
United Online, Inc.	18,631	107,315
ValueClick, Inc. (a)	19,567	209,171
Web.com Group, Inc. (a)	2,580	9,262
Websense, Inc. (a)	5,936	112,190
		4,198,429
Investment Companies – 1.8%
American Capital Ltd. (a)	22,686	109,347
Apollo Investment Corp.	12,963	120,945
Ares Capital Corp.	60,111	753,191
BlackRock Kelso Capital Corp.	14,466	142,779
Fifth Street Finance Corp.	31,572	348,239
Gladstone Capital Corp.	9,827	106,230
Gladstone Investment Corp.	6,715	39,148
Hercules Technology Growth Capital, Inc.	8,621	79,399
MCG Capital Corp.	15,640	75,541
PennantPark Investment Corp.	9,999	95,491
TICC Capital Corp.	7,687	64,571
Triangle Capital Corp.	2,654	37,740
		1,972,621
Iron & Steel – 0.0%
Mesabi Trust	2,187	38,032
Leisure Time – 0.2%
Ambassadors Group, Inc.	4,546	51,324
Polaris Industries, Inc.	2,203	120,328
		171,652
Lodging – 0.3%
Ameristar Casinos, Inc.	18,382	276,833
Machinery - Construction & Mining – 0.2%
Terex Corp. (a)	13,470	252,428
Machinery - Diversified – 1.4%
Alamo Group, Inc.	1,200	26,040
Altra Holdings, Inc. (a)	4,717	61,415
Applied Industrial Technologies, Inc.	2,288	57,932
Duoyuan Printing, Inc. (a)	3,290	25,399
DXP Enterprises, Inc. (a)	2,475	38,734
Gardner Denver, Inc.	15,663	698,413
Lindsay Corp.	797	25,257
NACCO Industries, Inc. Class A	370	32,841
Wabtec Corp.	13,565	541,108
Zebra Technologies Corp. Class A (a)	600	15,222
		1,522,361
Manufacturing – 2.1%
A.O. Smith Corp.	3,030	146,016
American Railcar Industries, Inc. (a)	2,989	36,107
Ameron International Corp.	1,291	77,886
AZZ, Inc.	4,712	173,260
Carlisle Cos., Inc.	6,676	241,204
Ceradyne, Inc. (a)	9,095	194,360
China Yuchai International Ltd.	3,350	51,623
Colfax Corp. (a)	15,180	158,024
Crane Co.	500	15,105
EnPro Industries, Inc. (a)	15,899	447,557
FreightCar America, Inc.	9,963	225,363
GP Strategies Corp. (a)	4,307	31,269
Harsco Corp.	1,595	37,483
Koppers Holdings, Inc.	654	14,702
Myers Industries, Inc.	8,225	66,540
Smith & Wesson Holding Corp. (a)	5,657	23,137
Standex International Corp.	1,050	26,618
Sturm, Ruger & Co., Inc.	10,919	156,469
Tredegar Corp.	10,516	171,621
		2,294,344
Media – 1.3%
Courier Corp.	524	6,398
The Dolan Co. (a)	2,770	30,802
Entercom Communications Corp. Class A (a)	3,779	33,331
FactSet Research Systems, Inc.	11,379	762,279
Gannett Co., Inc.	5,623	75,686
John Wiley & Sons, Inc. Class A	3,436	132,870
Journal Communications, Inc. Class A (a)	7,377	29,287
Lee Enterprises, Inc. (a)	19,220	49,395
Scholastic Corp.	5,755	138,811

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A (a)	20,267	$118,157
The New York Times Co. Class A (a)	6,550	56,657
		1,433,673
Metal Fabricate & Hardware – 0.3%
The Timken Co.	5,130	133,328
Valmont Industries, Inc.	1,200	87,192
Worthington Industries, Inc.	4,187	53,845
		274,365
Mining – 0.8%
Century Aluminum Co. (a)	13,175	116,335
Compass Minerals International, Inc.	10,609	745,601
Redcorp Ventures Ltd. (b)	68,300	322
		862,258
Oil & Gas – 1.9%
Bill Barrett Corp. (a)	2,174	66,894
Callon Petroleum Co. (a)	5,340	33,643
China North East Petroleum Holdings Ltd. (a) (b)	11,787	61,292
Contango Oil & Gas Co. (a)	1,163	52,044
CVR Energy, Inc. (a)	15,593	117,259
Dominion Resources Black Warrior Trust	2,216	24,841
Gran Tierra Energy, Inc. (a)	5,270	26,139
Gulfport Energy Corp. (a)	7,986	94,714
Holly Corp.	45,347	1,205,323
Pengrowth Energy Trust	6,314	57,836
PetroQuest Energy, Inc. (a)	5,080	34,341
PrimeEnergy Corp. (a)	840	16,582
Provident Energy Trust	5,629	38,671
Rowan Cos., Inc. (a)	2,582	56,649
SM Energy Co.	200	8,032
Stone Energy Corp. (a)	2,087	23,291
Unit Corp. (a)	2,230	90,516
VAALCO Energy, Inc. (a)	10,300	57,680
W&T Offshore, Inc.	6,310	59,693
		2,125,440
Oil & Gas Services – 1.1%
Acergy SA Sponsored ADR (Luxembourg)	16,367	242,068
Bolt Technology Corp. (a)	2,977	26,049
Cal Dive International, Inc. (a)	16,550	96,818
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	6,018	107,060
Complete Production Services, Inc. (a)	9,304	133,047
Matrix Service Co. (a)	7,100	66,101
Oil States International, Inc. (a)	6,771	267,996
T-3 Energy Services, Inc. (a)	4,626	129,066
TETRA Technologies, Inc. (a)	7,740	70,279
TGC Industries, Inc. (a)	7,300	22,119
Tidewater, Inc.	245	9,486
		1,170,089
Packaging & Containers – 0.7%
Packaging Corp. of America	36,340	800,207
Pharmaceuticals – 4.3%
Biovail Corp.	8,776	168,850
Cardiome Pharma Corp. (a)	7,880	64,222
China Sky One Medical, Inc. (a)	2,067	23,233
Cubist Pharmaceuticals, Inc. (a)	9,326	192,115
Emergent Biosolutions, Inc. (a)	1,850	30,229
Endo Pharmaceuticals Holdings, Inc. (a)	5,898	128,694
Herbalife Ltd.	5,669	261,057
Hi-Tech Pharmacal Co., Inc. (a)	2,835	64,950
Impax Laboratories, Inc. (a)	3,010	57,371
King Pharmaceuticals, Inc. (a)	12,925	98,101
Medicis Pharmaceutical Corp. Class A	4,189	91,655
Par Pharmaceutical Cos., Inc. (a)	5,383	139,743
Perrigo Co.	7,249	428,198
PharMerica Corp. (a)	8,503	124,654
Questcor Pharmaceuticals, Inc. (a)	28,028	286,166
Salix Pharmaceuticals Ltd. (a)	19,287	752,772
Savient Pharmaceuticals, Inc. (a)	39,091	492,546
Sirona Dental Systems, Inc. (a)	2,202	76,718
SXC Health Solutions Corp. (a)	11,960	876,070
Valeant Pharmaceuticals International (a)	3,965	207,330
Vanda Pharmaceuticals, Inc. (a)	3,360	22,210
VCA Antech, Inc. (a)	2,704	66,951
Viropharma, Inc. (a)	7,990	89,568
		4,743,403
Pipelines – 0.6%
MarkWest Energy Partners, LP	20,489	670,400
Real Estate – 0.4%
Forestar Real Esate Group, Inc. (a)	5,613	100,809
Starwood Property Trust, Inc.	16,205	274,675
W.P. Carey & Co. LLC	3,337	92,235
		467,719
Real Estate Investment Trusts (REITS) – 5.7%
Associated Estates Realty Corp.	5,201	67,353
Brandywine Realty Trust	1,474	15,846
BRE Properties, Inc.	710	26,220
CapitalSource, Inc.	62,949	299,637
CBL & Associates Properties, Inc.	11,812	146,941
Chatham Lodging Trust (a)	8,150	145,641
Digital Realty Trust, Inc.	14,601	842,186
Equity Lifestyle Properties, Inc.	2,121	102,296
Essex Property Trust, Inc.	600	58,524
Extra Space Storage, Inc.	5,356	74,448
Hatteras Financial Corp.	20,285	564,329
Home Properties, Inc.	2,240	100,957
Hospitality Properties Trust	5,965	125,862
iStar Financial, Inc. (a)	56,009	249,800

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LaSalle Hotel Properties	29,035	$597,250
LTC Properties, Inc.	6,366	154,503
Mid-America Apartment Communities, Inc.	18,193	936,394
National Health Investors, Inc.	3,627	139,857
Pennsylvania Real Estate Investment Trust	7,387	90,269
PS Business Parks, Inc.	2,790	155,626
Saul Centers, Inc.	280	11,376
Strategic Hotels & Resorts, Inc. (a)	73,600	323,104
Tanger Factory Outlet Centers, Inc.	17,975	743,805
Taubman Centers, Inc.	3,027	113,906
Walter Investment Management Corp.	11,057	180,782
		6,266,912
Retail – 8.3%
Aeropostale, Inc. (a)	9,227	264,261
AFC Enterprises, Inc (a)	4,738	43,116
AnnTaylor Stores Corp. (a)	1,200	19,524
Big 5 Sporting Goods Corp.	1,500	19,710
Big Lots, Inc. (a)	6,818	218,790
Biglari Holdings, Inc. (a)	100	28,690
Bob Evans Farms, Inc.	1,030	25,359
Books-A-Million, Inc.	3,255	19,595
Brinker International, Inc.	4,682	67,702
Brown Shoe Co., Inc.	3,490	52,978
The Buckle, Inc.	846	27,427
Cabela's, Inc. (a)	7,896	111,649
Carrols Restaurant Group, Inc. (a)	4,363	19,939
Cash America International, Inc.	7,570	259,424
The Cato Corp. Class A	12,022	264,724
CEC Entertainment, Inc. (a)	7,148	252,038
The Cheesecake Factory, Inc. (a)	3,406	75,818
The Children's Place Retail Store, Inc. (a)	20,089	884,318
Chipotle Mexican Grill, Inc. (a)	2,599	355,569
Collective Brands, Inc. (a)	2,870	45,346
Dillard's, Inc. Class A	3,330	71,595
Dress Barn, Inc. (a)	6,902	164,337
DSW, Inc. Class A (a)	3,517	78,992
EZCORP, Inc. Class A (a)	13,724	254,580
The Finish Line, Inc. Class A	12,615	175,727
First Cash Financial Services, Inc. (a)	9,588	209,018
The Gymboree Corp. (a)	5,209	222,476
Insight Enterprises, Inc. (a)	12,608	165,921
Jack in the Box, Inc. (a)	35,549	691,428
Jo-Ann Stores, Inc. (a)	5,173	194,039
Jones Apparel Group, Inc.	2,970	47,074
Jos. A. Bank Clothiers, Inc. (a)	2,328	125,689
Kirkland's, Inc. (a)	13,155	221,991
P.F. Chang's China Bistro, Inc.	3,678	145,833
Papa John's International, Inc. (a)	8,475	195,942
Phillips-Van Heusen Corp.	22,611	1,046,211
RadioShack Corp.	814	15,881
Ruby Tuesday, Inc. (a)	5,820	49,470
School Specialty, Inc. (a)	12,198	220,418
Select Comfort Corp. (a)	3,070	26,863
Signet Jewelers Ltd. (a)	3,852	105,930
Sport Supply Group, Inc.	3,271	44,028
Stage Stores, Inc.	15,100	161,268
Tractor Supply Co.	21,471	1,309,087
Tuesday Morning Corp. (a)	20,552	82,002
World Fuel Services Corp.	688	17,847
		9,099,624
Savings & Loans – 0.3%
BofI Holding, Inc. (a)	2,067	29,186
First Defiance Financial Corp.	4,063	36,323
First Niagara Financial Group, Inc.	25,185	315,568
		381,077
Semiconductors – 3.2%
Amkor Technology, Inc. (a)	13,639	75,151
Cabot Microelectronics Corp. (a)	2,524	87,305
Fairchild Semiconductor International, Inc. (a)	8,721	73,344
Himax Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	28,047	81,617
Integrated Silicon Solution, Inc. (a)	8,610	64,919
Intersil Corp. Class A	1,800	21,798
Lattice Semiconductor Corp. (a)	17,492	75,915
Micrel, Inc.	11,278	114,810
Microsemi Corp. (a)	2,600	38,038
Netlogic Microsystems, Inc. (a)	24,636	670,099
PMC-Sierra, Inc. (a)	1,400	10,528
QLogic Corp. (a)	10,946	181,923
Semtech Corp. (a)	38,192	625,203
Sigma Designs, Inc. (a)	7,744	77,517
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	5,184	26,801
Skyworks Solutions, Inc. (a)	34,881	585,652
Teradyne, Inc. (a)	5,190	50,603
Tessera Technologies, Inc. (a)	5,365	86,108
Varian Semiconductor Equipment Associates, Inc. (a)	20,676	592,574
		3,539,905
Software – 4.6%
Actuate Corp. (a)	17,373	77,310
Acxiom Corp. (a)	12,647	185,784
American Reprographics Co. (a)	13,429	117,235
Blackboard, Inc. (a)	18,235	680,713
Broadridge Financial Solutions, Inc.	11,848	225,704
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	977	25,265
Compuware Corp. (a)	24,222	193,292
Concur Technologies, Inc. (a)	9,363	399,613
CSG Systems International, Inc. (a)	10,920	200,164

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Double-Take Software, Inc. (a)	4,380	$45,946
Eclipsys Corp. (a)	26,090	465,446
Fair Isaac Corp.	11,660	254,071
Ituran Location and Control Ltd.	2,438	36,546
JDA Software Group, Inc. (a)	1,757	38,619
ManTech International Corp. Class A (a)	400	17,028
MedAssets, Inc. (a)	18,698	431,550
MicroStrategy, Inc. Class A (a)	2,959	222,191
Monotype Imaging Holdings, Inc. (a)	4,012	36,148
MSCI, Inc. Class A (a)	31,416	860,798
Patni Computer Systems Ltd. Sponsored ADR (India)	7,306	166,796
Pervasive Software, Inc. (a)	5,873	29,130
Quest Software, Inc. (a)	11,306	203,960
Satyam Computer Services Ltd. ADR (India) (a)	24,967	128,330
VeriFone Holdings, Inc. (a)	3,219	60,936
		5,102,575
Telecommunications – 3.7%
ADC Telecommunications, Inc. (a)	7,820	57,946
Anixter International, Inc. (a)	2,841	121,027
Arris Group, Inc. (a)	72,312	736,859
Atheros Communications, Inc. (a)	25,410	699,791
Black Box Corp.	4,345	121,182
Cincinnati Bell, Inc. (a)	67,221	202,335
CommScope, Inc. (a)	900	21,393
Comtech Telecommunications (a)	23,080	690,784
HickoryTech Corp.	3,778	25,502
InterDigital, Inc. (a)	4,057	100,167
NeuStar, Inc. Class A (a)	34,956	720,793
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	2,167	41,238
NTELOS Holdings Corp.	4,928	84,762
Oplink Communications, Inc. (a)	2,702	38,720
Plantronics, Inc.	6,783	193,994
RF Micro Devices, Inc. (a)	5,921	23,151
Sierra Wireless, Inc. (a)	12,539	83,384
USA Mobility, Inc.	12,279	158,645
		4,121,673
Textiles – 0.2%
G&K Services, Inc. Class A	4,028	83,178
UniFirst Corp.	2,578	113,484
		196,662
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	4,270	61,403
Transportation – 2.8%
Atlas Air Worldwide Holdings, Inc. (a)	2,371	112,622
Diana Shipping, Inc. (a)	7,727	87,006
Excel Maritime Carriers Ltd. (a)	14,273	73,078
Genesee & Wyoming, Inc. Class A (a)	8,720	325,343
Gulfmark Offshore, Inc. Class A (a)	3,491	91,464
Hub Group, Inc. Class A (a)	27,786	833,858
Kirby Corp. (a)	2,270	86,827
Old Dominion Freight Line, Inc. (a)	31,561	1,109,054
Paragon Shipping, Inc. Class A	13,360	47,829
Safe Bulkers, Inc.	16,053	112,853
Ship Finance International Ltd.	2,406	43,019
Teekay Tankers Ltd. Class A	10,208	113,615
		3,036,568
Trucking & Leasing – 0.2%
Aircastle Ltd.	6,673	52,383
Fly Leasing Ltd. Sponsored ADR (Bermuda)	2,660	27,398
TAL International Group, Inc.	6,519	146,482
		226,263
Water – 0.4%
Aqua America, Inc.	27,097	479,075
TOTAL COMMON STOCK (Cost $93,632,848)		109,788,787
TOTAL EQUITIES (Cost $93,632,848)		109,788,787
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	400	4
TOTAL RIGHTS (Cost $0)		4
TOTAL LONG-TERM INVESTMENTS (Cost $93,632,848)		109,788,791
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (c)	$388,783	388,783
TOTAL SHORT-TERM INVESTMENTS (Cost $388,783)		388,783
TOTAL INVESTMENTS – 100.0% (Cost $94,021,631) (d)		110,177,574
Other Assets/ (Liabilities) – 0.0%		8,363
NET ASSETS – 100.0%		$110,185,937

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	Maturity value of $388,784. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $398,660.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.7%
COMMON STOCK – 95.3%
Apparel – 0.4%
XTEP International Holdings	102,500	$83,875
Auto Manufacturers – 1.0%
Tata Motors Ltd.	12,095	201,090
Automotive & Parts – 4.1%
Hero Honda Motors Ltd.	6,420	280,794
Hyundai Mobis	3,195	535,088
		815,882
Banks – 24.4%
Bank Mandari Tbk PT	612,500	398,804
Bank Rakyat Indonesia	509,000	514,111
China Construction Bank Corp. Class H	800,000	643,804
Commercial International Bank	32,821	386,328
Credicorp Ltd.	3,700	336,293
ICICI Bank Ltd. Sponsored ADR (India)	8,600	310,804
Industrial & Commercial Bank of China	883,000	642,280
KB Financial Group, Inc.	7,520	287,055
Sberbank	168,058	403,082
Turkiye Garanti Bankasi AS	100,916	419,624
Turkiye Halk Bankasi AS	62,878	464,846
		4,807,031
Beverages – 1.5%
Companhia de Bebidas das Americas ADR (Brazil)	2,898	292,727
Chemicals – 0.5%
Taiwan Fertilizer Co. Ltd.	34,000	89,093
Computers – 3.1%
Compal Electronics, Inc.	257,000	306,402
Tata Consultancy Services Ltd.	19,166	307,711
		614,113
Diversified Financial – 1.9%
Hong Kong Exchanges and Clearing Ltd.	11,000	171,807
Yuanta Financial Holding Co. Ltd.	360,000	192,115
		363,922
Electronics – 2.4%
Hon Hai Precision Industry Co. Ltd. (a)	137,000	481,161
Foods – 2.3%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia)	12,924	230,047
X5 Retail Group NV GDR (Netherlands) (a)	6,677	221,844
		451,891
Forest Products & Paper – 0.8%
Nine Dragons Paper Holdings Ltd.	122,000	164,905
Health Care - Products – 1.5%
Hengan International Group Co. Ltd.	36,000	290,258
Health Care - Services – 1.1%
Diagnosticos da America SA	23,600	223,447
Holding Company - Diversified – 1.5%
Koc Holding AS	89,463	302,739
Household Products – 1.6%
Hypermarcas SA (a)	25,088	324,077
Insurance – 1.7%
China Life Insurance Co. Ltd. Sponsored ADR (China)	4,989	325,283
Internet – 3.6%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	7,900	296,724
NHN Corp. (a)	1,682	250,319
Tencent Holdings Ltd.	10,100	166,554
		713,597
Iron & Steel – 2.1%
POSCO	594	225,446
Ternium SA Sponsored ADR (Luxembourg)	5,800	190,936
		416,382
Media – 2.8%
Naspers Ltd.	16,314	551,777
Mining – 6.8%
Antofagasta PLC	18,890	219,356
Cia de Minas Buenaventura SA, Series B Sponsored ADR (Peru)	4,419	169,867
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	16,550	240,306
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	8,200	117,298
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	6,400	606,400
		1,353,227
Oil & Gas – 8.6%
CNOOC Ltd.	235,000	399,413
PetroChina Co. Ltd. Class H	330,000	363,434
Petroleo Brasileiro SA Sponsored ADR (Brazil)	26,253	782,340
Rosneft Oil Co. GDR (Russia) (a)	24,250	149,865
		1,695,052
Real Estate – 2.0%
China Resources Land Ltd.	143,600	269,264
Yanlord Land Group Ltd.	101,000	123,925
		393,189
Retail – 5.5%
Astra International Tbk PT	72,500	381,638
Belle International Holdings Ltd.	96,000	136,351
Parkson Retail Group Ltd.	188,500	318,205
Wal-Mart de Mexico SAB de CV	112,808	251,912
		1,088,106

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors – 7.9%
Hynix Semiconductor, Inc. (a)	11,250	$228,118
Samsung Electronics Co., Ltd.	1,691	1,061,758
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	26,561	259,235
		1,549,111
Software – 1.1%
HCL Technologies Ltd.	28,814	222,834
Telecommunications – 5.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	4,142	196,745
Mobile TeleSystems Sponsored ADR (Russia) (a)	15,585	298,609
Telekomunikasi Indonesia Tbk PT	206,500	174,073
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	21,219	343,323
		1,012,750
TOTAL COMMON STOCK (Cost $16,620,976)		18,827,519
PREFERRED STOCK – 2.4%
Mining – 2.4%
Vale SA Sponsored ADR (Brazil) 2.190%	22,299	468,725
TOTAL PREFERRED STOCK (Cost $304,977)		468,725
TOTAL EQUITIES (Cost $16,925,953)		19,296,244
TOTAL LONG-TERM INVESTMENTS (Cost $16,925,953)		19,296,244
	Principal Amount
SHORT-TERM INVESTMENTS – 3.5%
Repurchase Agreement – 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/10, 0.010%, due 7/01/10 (b)	$686,261	686,261
TOTAL SHORT-TERM INVESTMENTS (Cost $686,261)		686,261
TOTAL INVESTMENTS – 101.2% (Cost $17,612,214) (c)		19,982,505
Other Assets/ (Liabilities) – (1.2)%		(236,457)
NET ASSETS – 100.0%		$19,746,048

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $686,262. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $700,386.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

		MML China Fund	MML Enhanced Index Core Equity Fund
Assets:
	Investments, at value (Note 2) (a)	$17,698,771	$15,442,464
	Short-term investments, at value (Note 2) (b)	279,012	24,327
	Total investments	17,977,783	15,466,791
	Foreign currency, at value (c)	28,367	-
	Receivables from:
	Investments sold	311,639	56
	Investment adviser (Note 3)	3,595	3,296
	Fund shares sold	8,301	16,489
	Interest and dividends	134,329	21,092
	Foreign taxes withheld	-	-
	Total assets	18,464,014	15,507,724
Liabilities:
	Payables for:
	Investments purchased	426,448	-
	Reverse repurchase agreements (Note 2)	-	-
	Interest for reverse repurchase agreements (Note 2)	-	-
	Fund shares repurchased	-	41,701
	Investments purchased on a when-issued basis (Note 2)	-	-
	Trustees' fees and expenses (Note 3)	850	2,147
	Affiliates (Note 3):
	Investment management fees	17,245	8,173
	Administration fees	4,106	-
	Service fees	11,515	274
	Due to custodian	-	-
	Accrued expense and other liabilities	26,228	23,204
	Total liabilities	486,392	75,499
	Net assets	$17,977,622	$15,432,225
Net assets consist of:
	Paid-in capital	$15,431,919	$24,251,902
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	208,630	335,673
	Accumulated net realized gain (loss) on investments and foreign currency transactions	2,393,724	(8,985,585)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	(56,651)	(169,765)
	Net assets	$17,977,622	$15,432,225

(a)	Cost of investments:	$17,755,983	$15,612,229
(b)	Cost of short-term investments:	$279,012	$24,327
(c)	Cost of foreign currency:	$28,294	$-

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund	MML Inflation-Protected and Income Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund

$51,457,493	$594,045,251	$132,101,522	$109,788,791	$19,296,244
4,913,455	267,995,448	54,048,160	388,783	686,261
56,370,948	862,040,699	186,149,682	110,177,574	19,982,505
-	-	-	-	120,576

2,338,120	8,419,159	2,413,620	373,307	66,460
11,418	-	6,705	-	4,894
43,815	12,134	117,182	34,468	21,838
1,038,816	4,009,899	1,128,391	110,326	67,631
-	-	-	-	963
59,803,117	874,481,891	189,815,580	110,695,675	20,264,867

6,320,208	9,098,018	799,995	273,834	444,242
-	406,096,382	-	-	-
-	153,573	-	-	-
12	20,971,760	48	73,018	238
-	-	12,591,195	-	-
603	26,473	2,042	17,586	820

26,827	230,215	62,823	72,983	19,054
6,707	-	15,706	-	4,537
93	15,144	298	1,494	12,765
-	37	617	-	-
14,840	102,457	23,297	70,823	37,163
6,369,290	436,694,059	13,496,021	509,738	518,819
$53,433,827	$437,787,832	$176,319,559	$110,185,937	$19,746,048

$55,141,995	$426,780,181	$174,129,742	$144,316,748	$17,450,520
579,538	3,844,128	601,831	796,309	62,286
(467,720)	(16,838,417)	221,420	(51,083,044)	(125,959)
(1,819,986)	24,001,940	1,366,566	16,155,924	2,359,201
$53,433,827	$437,787,832	$176,319,559	$110,185,937	$19,746,048

$53,277,479	$570,043,311	$130,734,956	$93,632,848	$16,925,953
$4,913,455	$267,995,448	$54,048,160	$388,783	$686,261
$-	$-	$-	$-	$120,647

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	MML China Fund	MML Enhanced Index Core Equity Fund
Initial Class shares:
Net assets	$-	$15,006,990
Shares outstanding (a)	-	2,104,195
Net asset value, offering price and redemption price per share	$-	$7.13
Class II shares:
Net assets	$135,534	$-
Shares outstanding (a)	11,835	-
Net asset value, offering price and redemption price per share	$11.45	$-
Service Class shares:
Net assets	$-	$425,235
Shares outstanding (a)	-	59,915
Net asset value, offering price and redemption price per share	$-	$7.10
Service Class I shares:
Net assets	$17,842,088	$-
Shares outstanding (a)	1,561,972	-
Net asset value, offering price and redemption price per share	$11.42	$-

(a)Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund	MML Inflation-Protected and Income Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund

$-	$412,878,405	$-	$107,914,742	$-
-	38,336,127	-	14,457,976	-
$-	$10.77	$-	$7.46	$-

$52,960,107	$-	$174,821,171	$-	$143,611
5,483,290	-	17,280,350	-	13,045
$9.66	$-	$10.12	$-	$11.01

$-	$24,909,427	$-	$2,271,195	$-
-	2,319,196	-	305,787	-
$-	$10.74	$-	$7.43	$-

$473,720	$-	$1,498,388	$-	$19,602,437
49,074	-	148,138	-	1,780,736
$9.65	$-	$10.11	$-	$11.01

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

		MML China Fund	MML Enhanced Index Core Equity Fund
Investment income (Note 2):
	Dividends — unaffiliated issuers (a)	$252,371	$170,396
	Dividends — affiliated issuers (Note 7)	-	-
	Interest	19	-
	Total investment income	252,390	170,396
Expenses (Note 3):
	Investment management fees	97,295	47,196
	Custody fees	19,173	11,897
	Interest expense	-	-
	Audit fees	16,147	15,155
	Legal fees	225	203
	Proxy fees	500	459
	Shareholder reporting fees	3,965	2,416
	Trustees' fees	1,634	1,471
		138,939	78,797
	Administration fees:
	Class II	178	-
	Service Class I	22,988	-
	Service fees:
	Service Class	-	503
	Service Class I	22,988	-
	Total expenses	185,093	79,300
	Expenses waived (Note 3):
	Initial Class fees waived by advisor	-	(7,125)
	Class II fees waived by advisor	(249)	-
	Service Class fees waived by advisor	-	(184)
	Service Class I fees waived by advisor	(32,130)	-
	Class II management fees waived	-	-
	Service Class I management fees waived	-	-
	Net expenses	152,714	71,991
	Net investment income (loss)	99,676	98,405
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions — unaffiliated issuers	2,249,433	1,177,747
	Investment transactions — affiliated issuers	-	-
	Foreign currency transactions	(2,402)	-
	Net realized gain (loss)	2,247,031	1,177,747
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions — unaffiliated issuers	(4,405,261)	(2,403,958)
	Investment transactions — affiliated issuers	-	-
	Translation of assets and liabilities in foreign currencies	470	-
	Net change in unrealized appreciation (depreciation)	(4,404,791)	(2,403,958)
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(2,157,760)	(1,226,211)
	Net increase (decrease) in net assets resulting from operations	$(2,058,084)	$(1,127,806)

(a)	Net of withholding tax of:	$22,755	$-
*	Fund commenced operations on May 3, 2010.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund*	MML Inflation-Protected and Income Fund	MML Short-Duration Bond Fund*	MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund

$-	$-	$-	$1,024,853	$207,335
-	-	-	288	-
634,380	8,803,489	750,883	75	12
634,380	8,803,489	750,883	1,025,216	207,347

47,607	1,236,319	108,185	487,158	105,445
4,000	22,534	6,000	28,585	12,801
-	405,913	-	-	-
7,561	15,748	7,586	16,347	16,573
254	5,336	862	1,864	237
-	346	-	474	500
2,005	31,295	5,373	11,842	3,751
1,839	37,022	6,268	13,529	1,732
63,266	1,754,513	134,274	559,799	141,039

11,846	-	26,927	-	187
56	-	119	-	24,919

-	28,572	-	2,767	-
93	-	298	-	24,919
75,261	1,783,085	161,618	562,566	191,064

-	-	-	-	-
(12,425)	-	(12,510)	-	(190)
-	-	-	-	-
(59)	-	(56)	-	(25,361)
(7,896)	-	-	-	-
(39)	-	-	-	-
54,842	1,783,085	149,052	562,566	165,513
579,538	7,020,404	601,831	462,650	41,834

(467,720)	1,475,275	221,420	11,217,292	31,047
-	-	-	(1,052)	-
-	-	-	61	2,598
(467,720)	1,475,275	221,420	11,216,301	33,645

(1,819,986)	11,606,066	1,366,566	(8,411,215)	(1,497,947)
-	-	-	(20,549)	-
-	-	-	(23)	(12,914)
(1,819,986)	11,606,066	1,366,566	(8,431,787)	(1,510,861)
(2,287,706)	13,081,341	1,587,986	2,784,514	(1,477,216)
$(1,708,168)	$20,101,745	$2,189,817	$3,247,164	$(1,435,382)

$-	$-	$-	$3,504	$22,140

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML China Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$99,676	$(28,089)
Net realized gain (loss) on investment transactions	2,247,031	2,806,609
Net change in unrealized appreciation (depreciation) on investments	(4,404,791)	5,556,266
Net increase (decrease) in net assets resulting from operations	(2,058,084)	8,334,786
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(6)**
Service Class	-	-
Service Class I	-	(761)
Total distributions from net investment income	-	(767)
Net fund share transactions (Note 5):
Initial Class	-	-
Class II	-	100,006 **
Service Class	-	-
Service Class I	618,651	(502,644)
Increase (decrease) in net assets from fund share transactions	618,651	(402,638)
Total increase (decrease) in net assets	(1,439,433)	7,931,381
Net assets
Beginning of period	19,417,055	11,485,674
End of period	$17,977,622	$19,417,055
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$208,630	$108,954

*	Fund commenced operations on May 3, 2010.
**	Class II shares commenced operations on May 1, 2009.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund		MML High Yield Fund	MML Inflation-Protected and Income Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)*	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$98,405	$238,794	$579,538	$7,020,404	$6,299,848
1,177,747	(2,361,493)	(467,720)	1,475,275	(6,988,341)
(2,403,958)	5,500,457	(1,819,986)	11,606,066	44,740,386
(1,127,806)	3,377,758	(1,708,168)	20,101,745	44,051,893

-	-	-	(3,022,769)	(8,003,580)
-	-	-	-	-
-	-	-	(145,113)	(320,437)
-	-	-	-	-
-	-	-	(3,167,882)	(8,324,017)

(988,484)	(2,210,985)	-	(27,872,569)	(15,318,023)
-	-	54,668,172	-	-
95,955	125,719	-	2,976,474	14,104,814
-	-	473,823	-	-
(892,529)	(2,085,266)	55,141,995	(24,896,095)	(1,213,209)
(2,020,335)	1,292,492	53,433,827	(7,962,232)	34,514,667

17,452,560	16,160,068	-	445,750,064	411,235,397
$15,432,225	$17,452,560	$53,433,827	$437,787,832	$445,750,064
$335,673	$237,268	$579,538	$3,844,128	$(8,394)

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

MML Short-Duration Bond Fund
Period Ended June 30, 2010 (Unaudited)*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$601,831
Net realized gain (loss) on investment transactions	221,420
Net change in unrealized appreciation (depreciation) on investments	1,366,566
Net increase (decrease) in net assets resulting from operations	2,189,817
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-
Class II	-
Service Class	-
Service Class I	-
Total distributions from net investment income	-
Net fund share transactions (Note 5):
Initial Class	-
Class II	172,643,900
Service Class	-
Service Class I	1,485,842
Increase (decrease) in net assets from fund share transactions	174,129,742
Total increase (decrease) in net assets	176,319,559
Net assets
Beginning of period	-
End of period	$176,319,559
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$601,831

*Fund commenced operations on May 3, 2010.

**Class II shares commenced operations on May 1, 2009.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

$462,650	$626,477	$41,834	$61,333
11,216,301	(13,698,339)	33,645	1,061,633
(8,431,787)	56,729,311	(1,510,861)	7,696,152
3,247,164	43,657,449	(1,435,382)	8,819,118

-	(643,681)	-	-
-	-	-	(661	)**
-	(4,483)	-	-
-	-	-		(39,441)
-	(648,164)	-		(40,102)

(52,459,731)	27,113,371	-	-
-	-	-	100,661	**
324,491	1,195,974	-	-
-	-	1,040,217	766,115
(52,135,240)	28,309,345	1,040,217	866,776
(48,888,076)	71,318,630	(395,165)	9,645,792

159,074,013	87,755,383	20,141,213	10,495,421
$110,185,937	$159,074,013	$19,746,048	$20,141,213
$796,309	$333,659	$62,286	$20,452

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows
For the six months ended June 30, 2010 (Unaudited)

MML Inflation-Protected and Income Fund

Cash flows from operating activities:
Net increase in net assets resulting from operations	$20,101,745
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(119,831,835)
Investments sold	89,552,130
(Purchase) Sale of short-term investments, net	(26,311,354)
Amortization (accretion) of discount and premium, net	1,129,900
(Increase) Decrease in receivable from interest and dividends	(170,987)
(Increase) Decrease in receivable from broker for collateral held for reverse repurchase agreements	1,001,500
Increase (Decrease) in payable for interest for reverse repurchase agreements	20,304
Increase (Decrease) in payable for Trustees' fees and expenses	1,098
Increase (Decrease) in payable for investment management fees	26,027
Increase (Decrease) in payable for service fees	3,347
Increase (Decrease) in payable for accrued expenses and other liabilities	23,285
Net change in unrealized (appreciation) depreciation on investments	(11,606,066)
Net realized (gain) loss on investments	(1,475,275)
Net cash provided by (used in) operating activities	(47,536,181)

Cash flows from (used in) financing activities:
Proceeds from shares sold	42,347,392
Payment on shares redeemed	(43,395,601)
Proceeds from reverse repurchase agreements	58,573,515
Repayment of reverse repurchase agreements	(9,989,162)
Net cash from (used in) financing activities	47,536,144

Net increase (decrease) in cash	(37)
Cash at beginning of period	-
Cash at end of period	$(37)

Non cash financing activities not included herein consist of reinvestment of all distributions:	$3,167,902
Cash paid out for interest on reverse repurchase agreements:	$385,610

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights

(For a share outstanding throughout each period)

MML China Fund

	Class II
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$12.76		$8.45
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.02
Net realized and unrealized gain (loss) on investments	(1.39)		4.29
Total income (loss) from investment operations	(1.31)		4.31
Less distributions to shareholders:
From net investment income	-		(0.00	) †
Total distributions	-		(0.00	) †
Net asset value, end of period	$11.45		$12.76
Total Return ^^	(10.27%	) **	51.01%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$136		$151
Ratio of expenses to average daily net assets:
Before expense waiver	1.75%	*	1.76%	*
After expense waiver	1.40%	*#	1.40%	*#
Net investment income (loss) to average daily net assets	1.29%	*	0.28%	*
Portfolio turnover rate	82%	**	174%~

	Service Class I
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Period Ended 12/31/08+++
Net asset value, beginning of period	$12.74		$7.50		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(1.38)		5.26		(2.50)
Total income (loss) from investment operations	(1.32)		5.24		(2.49)
Less distributions to shareholders:
From net investment income	-		(0.00	) †	(0.01)
Total distributions	-		(0.00	) †	(0.01)
Net asset value, end of period	$11.42		$12.74		$7.50
Total Return ^^	(10.36%	) **	70.10%		(24.98%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,842		$19,266		$11,486
Ratio of expenses to average daily net assets:
Before expense waiver	2.00%	*	2.08%		3.85%	*
After expense waiver	1.65%	*#	1.65%	#	1.65%	*#
Net investment income (loss) to average daily net assets	1.07%	*	(0.18%	)	0.56%	*
Portfolio turnover rate	82%	**	174%		64%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2009 (commencement of operations) through December 31, 2009.
+++	For the period August 27, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Enhanced Index Core Equity Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$7.65		$6.17		$10.12		$10.84		$9.75	$9.83
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10	***	0.13	***	0.14	***	0.14 ***	0.13
Net realized and unrealized gain (loss) on investments	(0.56)		1.38		(3.91)		0.35		1.44	0.41
Total income (loss) from investment operations	(0.52)		1.48		(3.78)		0.49		1.58	0.54
Less distributions to shareholders:
From net investment income	-		-		(0.17)		(0.13)		(0.12)	(0.12)
From net realized gains	-		-		-		(1.08)		(0.37)	(0.50)
Tax return of capital	-		-		(0.00	) †	(0.00	) †	-	-
Total distributions	-		-		(0.17)		(1.21)		(0.49)	(0.62)
Net asset value, end of period	$7.13		$7.65		$6.17		$10.12		$10.84	$9.75
Total Return ^^	(6.80%	) **	23.99%		(37.29%	)	4.43%		16.18%	5.53%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,007		$17,090		$15,989		$43,997		$46,506	$18,788
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.89%		0.79%		0.70%		0.70%	0.81%
After expense waiver	0.83%	*#	N/A		0.78%	#	0.66%	#	0.66% #	0.66% #
Net investment income (loss) to average daily net assets	1.15%	*	1.54%		1.49%		1.23%		1.36%	1.28%
Portfolio turnover rate	44%	**	92%		151%		155%		123%	144%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Period Ended 12/31/08+++
Net asset value, beginning of period	$7.63		$6.16		$8.94
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.08		0.04
Net realized and unrealized gain (loss) on investments	(0.56)		1.39		(2.65)
Total income (loss) from investment operations	(0.53)		1.47		(2.61)
Less distributions to shareholders:
From net investment income	-		-		(0.17)
Tax return of capital	-		-		(0.00	) †
Total distributions	-		-		(0.17)
Net asset value, end of period	$7.10		$7.63		$6.16
Total Return ^^	(6.95%	) **	23.86%		(29.16%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$425		$362		$171
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.14%		1.28%	*
After expense waiver	1.08%	*#	N/A		N/A
Net investment income (loss) to average daily net assets	0.90%	*	1.23%		1.53%	*
Portfolio turnover rate	44%	**	92%		151%~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML High Yield Fund

	Class II
	Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.11
Net realized and unrealized gain (loss) on investments	(0.45)
Total income (loss) from investment operations	(0.34)
Net asset value, end of period	$9.66
Total Return ^^	(3.40%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$52,960
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*
After expense waiver	0.69%	*#
Net investment income (loss) to average daily net assets	7.30%	*
Portfolio turnover rate	19%	**

	Service Class I
	Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.12
Net realized and unrealized gain (loss) on investments	(0.47)
Total income (loss) from investment operations	(0.35)
Net asset value, end of period	$9.65
Total Return ^^	(3.40%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$474
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*
After expense waiver	0.94%	*#
Net investment income (loss) to average daily net assets	7.63%	*
Portfolio turnover rate	19%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 2010 (commencement of operations) through June 30, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$10.38		$9.53	$10.56		$10.27		$10.57	$10.91
Income (loss) from investment operations:
Net investment income (loss) ***	0.16		0.14	0.54		0.47		0.38	0.79
Net realized and unrealized gain (loss) on investments	0.30		0.91	(0.95)		0.27		(0.28)	(0.62)
Total income (loss) from investment operations	0.46		1.05	(0.41)		0.74		0.10	0.17
Less distributions to shareholders:
From net investment income	(0.07)		(0.20)	(0.51)		(0.45)		(0.40)	(0.51)
From net realized gains	-		-	-		(0.00	) †	-	(0.00	) †
Tax return of capital	-		-	(0.11)		(0.00	) †	-	(0.00	) †
Total distributions	(0.07)		(0.20)	(0.62)		(0.45)		(0.40)	(0.51)
Net asset value, end of period	$10.77		$10.38	$9.53		$10.56		$10.27	$10.57
Total Return ^^	4.48%	**	11.17%	(4.36%	)	7.51%		0.97%	1.61%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$412,878		$424,682	$405,288		$335,969		$232,320	$171,307
Net expenses to average daily net assets ‡‡	0.59%	*	0.61%	0.60%		0.61%		0.61%	0.63%
Interest expense to average daily net assets ‡‡‡	0.18%	*	0.30%	0.94%		N/A		N/A	N/A
Net expenses to average daily net assets ##	0.77%	*	0.91%	1.54%		N/A		N/A	N/A
Net investment income (loss) to average daily net assets	3.10%	*	1.44%	5.22%		4.51%		3.67%	7.29%
Portfolio turnover rate	18%	**	41%	46%		10%		10%	2%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Period Ended 12/31/08+++
Net asset value, beginning of period	$10.36		$9.51	$10.62
Income (loss) from investment operations:
Net investment income (loss) ***	0.15		0.23	(0.17)
Net realized and unrealized gain (loss) on investments	0.30		0.80	(0.66)
Total income (loss) from investment operations	0.45		1.03	(0.83)
Less distributions to shareholders:
From net investment income	(0.07)		(0.18)	(0.26)
Tax return of capital	-		-	(0.02)
Total distributions	(0.07)		(0.18)	(0.28)
Net asset value, end of period	$10.74		$10.36	$9.51
Total Return ^^	4.33%	**	10.87%	(7.87%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$24,909		$21,068	$5,947
Net expenses to average daily net assets ‡‡	0.84%	*	0.86%	0.86%	*
Interest expense to average daily net assets ‡‡‡	0.18%	*	0.30%	1.42%	*
Net expenses to average daily net assets ##	1.02%	*	1.16%	2.28%	*
Net investment income (loss) to average daily net assets	2.90%	*	2.29%	(4.70%	) *
Portfolio turnover rate	18%	**	41%	46%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
##	Includes interest expense.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

‡‡	Excludes interest expense.
‡‡‡
Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Short-Duration Bond Fund

	Class II
	Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04
Net realized and unrealized gain (loss) on investments	0.08
Total income (loss) from investment operations	0.12
Net asset value, end of period	$10.12
Total Return ^^	1.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$174,821
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*
After expense waiver	0.55%	*#
Net investment income (loss) to average daily net assets	2.23%	*
Portfolio turnover rate	64%	**

	Service Class I
	Period Ended 06/30/10 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03
Net realized and unrealized gain (loss) on investments	0.08
Total income (loss) from investment operations	0.11
Net asset value, end of period	$10.11
Total Return ^^	1.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,498
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*
After expense waiver	0.80%	*#
Net investment income (loss) to average daily net assets	2.03%	*
Portfolio turnover rate	64%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 3, 2010 (commencement of operations) through June 30, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Equity Fund

	Initial Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Net asset value, beginning of period	$7.57		$5.57	$9.02		$10.09	$12.05	$12.71
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.03	0.04		0.08	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.13)		2.00	(3.49)		(0.17)	1.24	(0.05)
Total income (loss) from investment operations	(0.11)		2.03	(3.45)		(0.09)	1.29	(0.02)
Less distributions to shareholders:
From net investment income	-		(0.03)	-		(0.07)	(0.05)	(0.03)
From net realized gains	-		-	(0.00	) †	(0.91)	(3.20)	(0.61)
Total distributions	-		(0.03)	(0.00	) †	(0.98)	(3.25)	(0.64)
Net asset value, end of period	$7.46		$7.57	$5.57		$9.02	$10.09	$12.05
Total Return ^^	(1.41%	) **	36.55%	(38.23%	)	(1.20% )	10.50%	(0.21% )
Ratios / Supplemental Data:
Net assets, end of period (000's)	$107,915		$157,061	$87,381		$78,567	$88,322	$93,058
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	*	0.89%	0.92%		0.92%	0.91%	0.71%
After expense waiver	N/A		N/A	0.91%	#	0.76% #	0.76% #	N/A
Net investment income (loss) to average daily net assets	0.60%	*	0.50%	0.49%		0.77%	0.38%	0.25%
Portfolio turnover rate	28%	**	155%>>	118%		118%	162%	27%

	Service Class
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09	Period Ended 12/31/08+++
Net asset value, beginning of period	$7.54		$5.55	$8.64
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.13)		1.99	(3.11)
Total income (loss) from investment operations	(0.11)		2.01	(3.09)
Less distributions to shareholders:
From net investment income	-		(0.02)	-
From net realized gains	-		-	(0.00	) †
Total distributions	-		(0.02)	(0.00	) †
Net asset value, end of period	$7.43		$7.54	$5.55
Total Return ^^	(1.53%	) **	36.22%	(35.71%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,271		$2,013	$374
Net expenses to average daily net assets	0.98%	*	1.14%	1.26%	*
Net investment income (loss) to average daily net assets	0.39%	*	0.28%	1.03%	*
Portfolio turnover rate	28%	**	155% >>	118%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~	The portfolio turnover rate results are for the Fund.
>>	The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

	Class II
	Six Months Ended 06/30/10 (Unaudited)		Period Ended 12/31/09+
Net asset value, beginning of period	$11.80		$7.70
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.04
Net realized and unrealized gain (loss) on investments	(0.83)		4.11
Total income (loss) from investment operations	(0.79)		4.15
Less distributions to shareholders:
From net investment income	-		(0.05)
Total distributions	-		(0.05)
Net asset value, end of period	$11.01		$11.80
Total Return ^^	(6.77%	) **	54.06%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$144		$154
Ratio of expenses to average daily net assets:
Before expense waiver	1.65%	*	1.77%	*
After expense waiver	1.40%	*#	1.40%	*#
Net investment income (loss) to average daily net assets	0.64%	*	0.61%	*
Portfolio turnover rate	21%	**	70%	~

	Service Class I
	Six Months Ended 06/30/10 (Unaudited)		Year Ended 12/31/09		Period Ended 12/31/08+++
Net asset value, beginning of period	$11.82		$6.61		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04		0.02
Net realized and unrealized gain (loss) on investments	(0.83)		5.19		(3.41)
Total income (loss) from investment operations	(0.81)		5.23		(3.39)
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.00	) †
Total distributions	-		(0.02)		(0.00	) †
Net asset value, end of period	$11.01		$11.82		$6.61
Total Return ^^	(6.85%	) **	79.18%		(33.86%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,602		$19,987		$10,495
Ratio of expenses to average daily net assets:
Before expense waiver	1.90%	*	2.04%		3.72%	*
After expense waiver	1.65%	*#	1.65%	#	1.65%	*#
Net investment income (loss) to average daily net assets	0.42%	*	0.40%		0.61%	*
Portfolio turnover rate	21%	**	70%		27%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2009 (commencement of operations) through December 31, 2009.
+++	For the period August 27, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are seven series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML China Fund ("China Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML High Yield Fund ("High Yield Fund"), MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MML Short-Duration Bond Fund ("Short-Duration Bond Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), and MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The High Yield Fund and Short-Duration Bond Fund commenced operations on May 3, 2010.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Enhanced Index Core Equity Fund, Inflation-Protected and Income Fund, and Small Cap Equity Fund offer the following two classes of shares: Initial Class and Service Class shares. The China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the China Fund and Strategic Emerging Markets Fund commenced operations on May 1, 2009. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices (unadjusted) in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication

Notes to Financial Statements (Unaudited) (Continued)

of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Notes to Financial Statements (Unaudited) (Continued)

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Enhanced Index Core Equity Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2010. The High Yield Fund and Inflation-Protected and Income Fund had all investments at Level 2, as of June 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of June 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
China Fund
Equities
Common Stock
Basic Materials	$-	$86,761	$-	$86,761
Communications	475,246	1,821,966	-	2,297,212
Consumer, Cyclical	-	1,643,364	-	1,643,364
Consumer, Non-cyclical	-	1,287,294	-	1,287,294
Energy	-	2,394,527	-	2,394,527
Financial	93,303	6,467,911	-	6,561,214
Industrial	-	3,065,647	-	3,065,647
Technology	-	362,752	-	362,752
Total Common Stock	568,549	17,130,222	-	17,698,771
Total Equities	568,549	17,130,222	-	17,698,771
Total Long-Term Investments	568,549	17,130,222	-	17,698,771
Total Short-Term Investments	-	279,012	-	279,012
Total Investments	$568,549	$17,409,234	$-	$17,977,783

Notes to Financial Statements (Unaudited) (Continued)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$58,630,546	$-	$58,630,546
Total Municipal Obligations	-	219,782	-	219,782
Non-U.S. Government Agency Obligations
Automobile ABS	-	2,754,648	-	2,754,648
Commercial MBS	-	8,557,527	-	8,557,527
Home Equity ABS	-	1,060,036	-	1,060,036
Student Loans ABS	-	6,236,427	217,940	6,454,367
WL Collateral CMO	-	1,532,493	-	1,532,493
WL Collateral PAC	-	12,025	-	12,025
Total Non-U.S. Government Agency Obligations	-	20,153,156	217,940	20,371,096
Total Sovereign Debt Obligations	-	440,113	-	440,113
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	103,914	-	103,914
Pass-Through Securities	-	33,703,400	-	33,703,400
Total U.S. Government Agency Obligations and Instrumentalities	-	33,807,314	-	33,807,314
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	18,632,671	-	18,632,671
Total U.S. Treasury Obligations	-	18,632,671	-	18,632,671
Total Bonds & Notes	-	131,883,582	217,940	132,101,522
Total Long-Term Investments	-	131,883,582	217,940	132,101,522
Total Short-Term Investments	-	54,048,160	-	54,048,160
Total Investments	$-	$185,931,742	$217,940	$186,149,682

Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$3,520,326	$-	$322	$3,520,648
Communications	9,843,248	-	-	9,843,248
Consumer, Cyclical	14,755,897	-	-	14,755,897
Consumer, Non-cyclical	23,266,293	-	-	23,266,293
Energy	4,182,377	61,292	-	4,243,669
Financial	22,126,385	-	-	22,126,385
Industrial	17,573,954	-	-	17,573,954
Technology	11,205,815	-	-	11,205,815

Notes to Financial Statements (Unaudited) (Continued)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Equity Fund (Continued)
Utilities	$3,252,878	$-	$-	$3,252,878
Total Common Stock	109,727,173	61,292	322	109,788,787
Total Equities	109,727,173	61,292	322	109,788,787
Rights
Consumer, Non-cyclical	-	-	4	4
Total Rights	-	-	4	4
Total Long-Term Investments	109,727,173	61,292	326	109,788,791
Total Short-Term Investments	-	388,783	-	388,783
Total Investments	$109,727,173	$450,075	$326	$110,177,574

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,324,806	$698,801	$-	$2,023,607
Communications	1,135,401	1,142,723	-	2,278,124
Consumer, Cyclical	251,912	1,937,041	-	2,188,953
Consumer, Non-cyclical	522,774	1,059,626	-	1,582,400
Diversified	-	302,739	-	302,739
Energy	932,205	762,847	-	1,695,052
Financial	1,375,462	4,513,962	-	5,889,424
Industrial	-	481,161	-	481,161
Technology	259,235	2,126,824	-	2,386,059
Total Common Stock	5,801,795	13,025,724	-	18,827,519
Preferred Stock
Basic Materials	468,725	-	-	468,725
Total Preferred Stock	468,725	-	-	468,725
Total Equities	6,270,520	13,025,724	-	19,296,244
Total Long-Term Investments	6,270,520	13,025,724	-	19,296,244
Total Short-Term Investments	-	686,261	-	686,261
Total Investments	$6,270,520	$13,711,985	$-	$19,982,505

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2010.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/10
Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	$-	$-	$-	$(21,138)	$239,078	$-	$-	$217,940	$(21,138)
Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$326	$-	$-	$(4)	$-	$-	$-	$322	$(4)
Rights
Consumer, Cyclical	4	-	-	-	-	-	-	4	-
	$330	$-	$-	$(4)	$-	$-	$-	$326	$(4)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

The Small Cap Equity Fund held rights during the period ended June 30, 2010 as a result of corporate actions.

At June 30, 2010, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Total
Small Cap Equity Fund
Asset Derivatives
Rights*	$4	$4
Number of Contracts, Notional Amounts or Shares/Units†
Rights	400	400

*Statements of Assets and Liabilities location: investments, at value.

†Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2010.

The Small Cap Equity Fund had no change in appreciation (depreciation) and no realized gain (loss) on rights during the period ended June 30, 2010.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2010, are discussed below.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case

Notes to Financial Statements (Unaudited) (Continued)

of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights as shown in the Portfolio of Investments at June 30, 2010.

The Fund(s) had no warrants, purchased options, or written options at June 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis

Notes to Financial Statements (Unaudited) (Continued)

the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at June 30, 2010.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds during the period ended June 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities

Notes to Financial Statements (Unaudited) (Continued)

collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2010.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at June 30, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Deutsche Bank, dated 4/28/10, 0.260%, to be repurchased on demand until 7/22/10 at value plus accrued interest.	$27,136,000
Agreement with Deutsche Bank, dated 5/04/10, 0.260%, to be repurchased on demand until 8/10/10 at value plus accrued interest.	63,013,000
Agreement with Deutsche Bank, dated 6/02/10, 0.280%, to be repurchased on demand until 9/02/10 at value plus accrued interest.	21,134,000
Agreement with Goldman Sachs & Co., dated 5/25/10, 0.270%, to be repurchased on demand until 8/25/10 at value plus accrued interest.	13,652,000
Agreement with HSBC Finance Corp., dated 6/09/10, 0.280%, to be repurchased on demand until 9/09/10 at value plus accrued interest.	57,446,250
Agreement with HSBC Finance Corp., dated 6/03/10, 0.300%, to be repurchased on demand until 9/07/10 at value plus accrued interest.	5,833,750
Agreement with Morgan Stanley, dated 6/10/10, 0.260%, to be repurchased on demand until 8/11/10 at value plus accrued interest.	48,394,578
Agreement with Morgan Stanley, dated 5/25/10, 0.270%, to be repurchased on demand until 8/26/10 at value plus accrued interest.	11,176,804
Agreement with Banque Paribas, dated 4/07/10, 0.250%, to be repurchased on demand until 7/01/10 at value plus accrued interest.	8,300,000
Agreement with Banque Paribas, dated 4/07/10, 0.250%, to be repurchased on demand until 7/09/10 at value plus accrued interest.	120,410,000
Agreement with Banque Paribas, dated 6/02/10, 0.280%, to be repurchased on demand until 9/02/10 at value plus accrued interest.	9,230,000
Agreement with Daiwa Securities, dated 4/30/10, 0.240%, to be repurchased on demand until 7/21/10 at value plus accrued interest.	13,340,000
Agreement with Daiwa Securities, dated 6/08/10, 0.290%, to be repurchased on demand until 9/08/10 at value plus accrued interest.	7,030,000
$406,096,382
Average balance outstanding	$230,094,717
Average interest rate	0.21%
Maximum balance outstanding	$412,910,220

Notes to Financial Statements (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and annually for the China Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

China Fund	1.05%
Enhanced Index Core Equity Fund	0.55%
High Yield Fund	0.60%
Inflation-Protected and Income Fund	0.60% of the first $100 million,
0.55% of the next $200 million,
0.50% of the next $200 million,
0.45% of any excess over $500 million
Short-Duration Bond Fund	0.40%
Small Cap Equity Fund	0.65% of the first $100 million,
0.60% of the next $100 million,
0.55% of the next $300 million,
0.50% of any excess over $500 million
Strategic Emerging Markets Fund	1.05%

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Enhanced Index Core Equity Fund's, High Yield Fund's, Inflation-Protected and Income Fund's, and Short-Duration Bond Fund's subadviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate of 0.20% of the average daily net assets of the High Yield Fund and 0.08% of the average daily net assets of the Inflation-Protected and Income Fund and Short-Duration Bond Fund. For the Enhanced Index Core Equity Fund, Babson Capital receives a fee from MassMutual at the following annual rates on Aggregate Assets: 0.30% of the first $50 million, 0.25% of the next $50 million, and 0.20% of any excess over $100 million. For purposes of this subadvisory agreement, "Aggregate Assets" means the aggregate of (i) the average daily net assets

Notes to Financial Statements (Unaudited) (Continued)

of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment subadvisory agreements with Baring International Investment Ltd. ("Baring"), pursuant to which Baring serves as the China Fund's and Strategic Emerging Markets Fund's subadviser providing day-to-day management of each Fund's investments. Baring receives a fee from MassMutual equal to an annual rate of 0.65% of the average daily net assets of the China Fund and 0.65% of the average daily net assets of the Strategic Emerging Markets Fund.

MassMutual has entered into investment subadvisory agreements with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as the Small Cap Equity Fund's subadviser providing day-to-day management of the Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets of the Fund.

The Funds' subadvisory fees are paid out of the management fees previously disclosed above.

Administration Fees

For the China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
China Fund	0.25%	0.25%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.10%	0.10%
Strategic Emerging Markets Fund	0.25%	0.25%

Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

China Fund*		Short-Duration Bond Fund*
Class II	1.40%	Class II	0.55%
Service Class I	1.65%	Service Class I	0.80%
Enhanced Index Core Equity Fund*		Strategic Emerging Markets Fund*
Initial Class	0.66%	Class II	1.40%
Service Class	0.91%	Service Class I	1.65%
High Yield Fund*
Class II	0.69%
Service Class I	0.94%

Expense caps and waiver amounts are reflected as a reduction on the Statement of Operations.

#Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

*Expense caps in effect through May 1, 2011.

MassMutual has agreed to voluntarily waive, through May 1, 2011, 0.10% of the management fee for the High Yield Fund.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2010, no material amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and subscriptions in-kind) for the period ended June 30, 2010, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
China Fund	$-	$15,770,690	$-	$14,976,798
Enhanced Index Core Equity Fund	-	7,541,413	-	8,353,620
High Yield Fund	-	61,629,791	-	7,870,362
Inflation-Protected and Income Fund	78,094,617	54,123,210	62,985,299	39,310,959
Short-Duration Bond Fund	16,885,704	51,961,266	39,804,642	15,412,200
Small Cap Equity Fund	-	42,089,383	-	93,324,954
Strategic Emerging Markets Fund	-	4,861,051	-	4,073,460

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
China Fund Class II*
Sold	-	$-	11,834	$100,000
Issued as reinvestment of dividends	-	-	1	6
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	11,835	$100,006
China Fund Service Class I
Sold	89,424	$1,085,783	151,832	$1,641,127
Issued as reinvestment of dividends	-	-	67	761
Redeemed	(39,757)	(467,132)	(170,877)	(2,144,532)
Net increase (decrease)	49,667	$618,651	(18,978)	$(502,644)
Enhanced Index Core Equity Fund Initial Class
Sold	106,533	$834,127	125,170	$779,987
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(235,337)	(1,822,611)	(484,101)	(2,990,972)
Net increase (decrease)	(128,804)	$(988,484)	(358,931)	$(2,210,985)
Enhanced Index Core Equity Fund Service Class
Sold	22,213	$175,753	24,359	$157,850
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(9,818)	(79,798)	(4,573)	(32,131)
Net increase (decrease)	12,395	$95,955	19,786	$125,719
High Yield Fund Class II**
Sold	10,473,290	$103,021,272
Issued as reinvestment of dividends	-	-
Redeemed	(4,990,000)	(48,353,100)
Net increase (decrease)	5,483,290	$54,668,172
High Yield Fund Service Class I**
Sold	49,131	$474,369
Issued as reinvestment of dividends	-	-
Redeemed	(57)	(546)
Net increase (decrease)	49,074	$473,823
Inflation-Protected and Income Fund Initial Class
Sold	2,975,792	$31,174,297	14,880,739	$149,161,297
Issued as reinvestment of dividends	291,773	3,022,769	770,837	8,003,580
Redeemed	(5,829,661)	(62,069,635)	(17,302,431)	(172,482,900)
Net increase (decrease)	(2,562,096)	$(27,872,569)	(1,650,855)	$(15,318,023)
Inflation-Protected and Income Fund Service Class
Sold	489,378	$5,126,169	1,468,461	$14,706,676
Issued as reinvestment of dividends	14,048	145,113	30,907	320,437
Redeemed	(217,425)	(2,294,808)	(91,235)	(922,299)
Net increase (decrease)	286,001	$2,976,474	1,408,133	$14,104,814

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2010		Year ended December 31, 2009
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class II**
Sold	504,058	$5,060,698
Subscriptions in-kind	17,017,017	170,000,000
Issued as reinvestment of dividends	-	-
Redeemed	(240,725)	(2,416,798)
Net increase (decrease)	17,280,350	$172,643,900
Short-Duration Bond Fund Service Class I**
Sold	170,622	$1,711,606
Issued as reinvestment of dividends	-	-
Redeemed	(22,484)	(225,764)
Net increase (decrease)	148,138	$1,485,842
Small Cap Equity Fund Initial Class
Sold	816,781	$6,375,917	4,914,078	$28,548,304
Issued - merger	-	-	5,526,980	33,112,530
Issued as reinvestment of dividends	-	-	89,667	643,681
Redeemed	(7,104,091)	(58,835,648)	(5,476,631)	(35,191,144)
Net increase (decrease)	(6,287,310)	$(52,459,731)	5,054,094	$27,113,371
Small Cap Equity Fund Service Class
Sold	69,543	$564,620	120,559	$753,010
Issued - merger	-	-	112,947	674,285
Issued as reinvestment of dividends	-	-	639	4,483
Redeemed	(30,600)	(240,129)	(34,688)	(235,804)
Net increase (decrease)	38,943	$324,491	199,457	$1,195,974
Strategic Emerging Markets Fund Class II*
Sold	-	$-	12,987	$100,000
Issued as reinvestment of dividends	-	-	58	661
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	13,045	$100,661
Strategic Emerging Markets Fund Service Class I
Sold	134,232	$1,559,783	271,751	$2,633,875
Issued as reinvestment of dividends	-	-	3,439	39,441
Redeemed	(45,090)	(519,566)	(170,686)	(1,907,201)
Net increase (decrease)	89,142	$1,040,217	104,504	$766,115

*Class II shares commenced operations on May 1, 2009.

**Fund commenced operations on May 3, 2010.

6. Federal Income Tax Information

At June 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China Fund	$18,034,995	$1,052,074	$(1,109,286)	$(57,212)
Enhanced Index Core Equity Fund	15,636,556	870,784	(1,040,549)	(169,765)
High Yield Fund	58,190,934	45,822	(1,865,808)	(1,819,986)
Inflation-Protected and Income Fund	838,038,759	25,022,167	(1,020,227)	24,001,940
Short-Duration Bond Fund	184,783,116	1,955,373	(588,807)	1,366,566

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Equity Fund	$94,021,631	$20,591,517	$(4,435,574)	$16,155,943
Strategic Emerging Markets Fund	17,612,214	3,289,657	(919,366)	2,370,291

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Certain positions of capital loss carryovers of the Small Cap Equity Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

At December 31, 2009, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017
Enhanced Index Core Equity Fund	$-	$-	$4,071,189	$5,000,818
Inflation-Protected and Income Fund	608,772	760,775	5,198,927	8,825,125
Small Cap Equity Fund	-	2,913,392	41,694,547	15,631,227

The following Fund(s) elected to defer to January 1, 2010, post-October capital losses:

Amount
Enhanced Index Core Equity Fund	$108,863
Inflation-Protected and Income Fund	24,435

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2009, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
China Fund	$767	$-	$-
Inflation-Protected and Income Fund	8,324,017	-	-
Small Cap Equity Fund	648,164	-	-
Strategic Emerging Markets Fund	40,102	-	-

The following Fund(s) have elected to pass through foreign tax credit for the year ended December 31, 2009:

Amount
China Fund	$18,275
Strategic Emerging Markets Fund	35,858

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31,

Notes to Financial Statements (Unaudited) (Continued)

2009, temporary book and tax accounting differences were primarily attributable to investments in passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
China Fund	$224,298	$244,485	$(485)	$4,135,489
Enhanced Index Core Equity Fund	239,067	(9,072,007)	(110,536)	1,251,605
Inflation-Protected and Income Fund	9,030	(15,393,599)	(41,859)	9,500,216
Small Cap Equity Fund	344,333	(60,239,166)	(10,673)	22,527,532
Strategic Emerging Markets Fund	20,918	9,812	(466)	3,700,646

The Funds did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investments in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended June 30, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss	)

Small Cap Equity Fund
Oppenheimer Holdings, Inc. Class A	3,220	-	(3,220)	-	$-	$288	$-	$(1,052)

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

 9. Acquisition of MML Small Company Opportunities Fund

Prior to the opening of business on May 1, 2009, the Small Cap Equity Fund acquired all assets and liabilities of the MML Small Company Opportunities Fund ("Small Company Opportunities Fund"). The purpose of the transaction was to combine two funds managed by OFI with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 5,454,629 Initial Class shares and 111,154 Service Class shares of the Small Company Opportunities Fund valued at $33,786,815 in total, for 5,526,980 Initial Class shares and 112,947 Service Class shares of the Small Cap Equity Fund. The investment portfolio of the Small Company Opportunities Fund, with a fair value of $33,897,774 and identified cost of $39,488,831 at April 30, 2009, was the principal asset acquired by the Small Cap Equity Fund. For financial reporting purposes, assets received and shares issued by the Small Cap Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Small Company Opportunities Fund was carried forward to align ongoing reporting of the Small Cap Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the acquisition, Small Cap Equity Fund's net assets were $106,036,590.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Small Cap Equity Fund, Small Cap Equity Fund's pro forma results of operations for the year ended December 31, 2009, would have been as follows:

(Unaudited)

Net investment income	$ 615,911*
Net gain (loss) on investments	$39,571,167**
Net increase (decrease) in net assets resulting from operations	$40,187,078

*$626,477 as reported, plus $(56,782) of the Small Company Opportunities Fund premerger, plus $46,216 of pro-forma eliminated expenses.

**$43,030,972 as reported, plus $(3,459,805) of the Small Company Opportunities Fund premerger.

Because both the Small Cap Equity Fund and the Small Company Opportunities Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Small Company Opportunities Fund that have been included in the Small Cap Equity Fund's Statement of Operations since May 1, 2009.

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Small Cap Equity Fund during the year.

10. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and subadvisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees' Approval of Investment Advisory Contracts

At their meeting in February 2010, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the "Independent Trustees"), approved the advisory agreements for two new series of the Trust, the High Yield Fund and Short-Duration Bond Fund, and the subadvisory agreements with Babson Capital for each Fund, subject to approval by the shareholders of each Fund of the advisory and subadvisory agreements. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the advisory and subadvisory agreements (the "Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing and approving the advisory agreements, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting relating to MassMutual and the nature, scope, and quality of services MassMutual would provide to the Funds. The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees also reviewed and considered information included in the Materials, or discussed at the meeting, concerning possible economies of scale and potential profitability of MassMutual's advisory relationship with the Funds. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

In reviewing the subadvisory agreements, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) Babson Capital and its personnel with responsibilities for providing services to the Funds; (ii) the terms of each subadvisory agreement; (iii) the scope and quality of services that Babson Capital will provide under each subadvisory agreement; (iv) the historical investment performance track record of Babson Capital; and (v) the fees payable to Babson Capital by MassMutual and the effect of such fees on the profitability to MassMutual.

Prior to the votes being taken to approve the advisory and subadvisory agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their

Other Information (Unaudited) (Continued)

independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the advisory and subadvisory agreements, including the anticipated level of MassMutual's oversight of the Funds and the subadvisory process; (ii) MassMutual's projected levels of profitability from its relationship with the Funds were not excessive and the advisory and subadvisory fee amounts under the advisory and subadvisory agreements, respectively, and the Funds' total expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of Babson Capital appear well suited to each Fund, given their investment objectives and policies; and (iv) the terms of the advisory and the subadvisory agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders.

The advisory and subadvisory agreements became effective on May 1, 2010.

At their meetings in April and May 2010, the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the "Contracts") for each of the China Fund, Enhanced Index Core Equity Fund, Inflation-Protected and Income Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the subadvisers.

The Trustees considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with the Trustees' review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Trustees also noted that they had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Trustees reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2009.)

The Trustees noted as a preliminary matter that the expenses of all of the Funds, except one, were in the first or second quartile of their peer groups (favorable) - two being in the first quartile and two being in the second quartile; the expenses of the remaining Fund, Strategic Emerging Markets Fund, were in the fourth quartile.

The Trustees noted that the Strategic Emerging Markets Fund and China Fund had achieved first- and second-quartile performance, respectively, in their peer categories for the one-year period and that they had not been in operation long enough to achieve a three-year performance record. They also noted that the Small Cap Equity Fund had achieved first-quartile performance in its performance category for the one-year period, up from third-quartile performance for the three-year period. MassMutual noted that a new portfolio management team had taken over the management of this Fund in May of 2009, which MassMutual credited with much of the improved performance. For the China and Small Cap Equity Funds, the Trustees determined that further inquiry was not required at this time. With respect to the Strategic Emerging Markets Fund, the Trustees instructed that MassMutual report back to them in the near future as to the reasons for the relatively high expenses of the Fund.

The Trustees noted that the Inflation-Protected and Income Fund had achieved second-quartile performance in its performance category for the one-year period, but fourth-quartile performance for the three-year period. MassMutual reported that a reverse repurchase agreement program had been implemented for this Fund two years ago, and that the performance of the Fund in 2008 and 2009 has been in the second quartile of its performance category.

The Trustees considered that the Enhanced Index Core Equity Fund had experienced third- and fourth-quartile performance in its performance category for the one-year and three-year periods, respectively, notwithstanding second-quartile performance in 2008. MassMutual reported that, for recent periods, the portfolio managers' quantitative equity model had underperformed during the rapidly changing equity markets, failing among other things to anticipate the rally in financial and lower-quality stocks.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual's advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts,

Other Information (Unaudited) (Continued)

including the level of MassMutual's oversight of each Fund and the subadvisory process; (ii) MassMutual's levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of each subadviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2010

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2010:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2010.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
China Fund
Class II	$1,000	1.40%	$897.30	$6.59	$1,017.90	$7.00
Service Class I	1,000	1.65%	896.40	7.76	1,016.60	8.25
Enhanced Index Core Equity Fund
Initial Class	1,000	0.83%	932.00	3.98	1,020.70	4.16
Service Class	1,000	1.08%	930.50	5.17	1,019.40	5.41
High Yield Fund**
Class II	1,000	0.69%	966.00	1.10	1,021.40	3.46
Service Class I	1,000	0.94%	966.00	1.49	1,020.10	4.71
Inflation-Protected and Income Fund
Initial Class	1,000	0.77%	1,044.80	3.90	1,021.00	3.86
Service Class	1,000	1.02%	1,043.30	5.17	1,019.70	5.11
Short-Duration Bond Fund**
Class II	1,000	0.55%	1,012.00	0.89	1,022.10	2.76
Service Class I	1,000	0.80%	1,011.00	1.30	1,020.80	4.01
Small Cap Equity Fund
Initial Class	1,000	0.73%	985.90	3.59	1,021.20	3.66
Service Class	1,000	0.98%	984.70	4.82	1,019.90	4.91

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Emerging Markets Fund
Class II	$1,000	1.40%	$932.30	$6.71	$1,017.90	$7.00
Service Class I	1,000	1.65%	931.50	7.90	1,016.60	8.25

*
Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2010, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**
Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on May 3, 2010, through June 30, 2010, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended June 30, 2010, multiplied by the number of days in the six month period and divided by the number of days in the year.

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

© 2010 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540_II 210

CRN201012-128858

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	8/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/20/10

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/20/10